                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21829

                               BBH TRUST

               BBH Core Select
               BBH International Equity Fund
               BBH Real Return Fund
               BBH Broad Market Fund

               (Exact name of Registrant as specified in charter)

                  140 Broadway
                            New York, NY  10005
                    (Address of principal executive offices)

                Charles H.Schreiber, Principal Financial Officer,
      BBH Trust, 140 Broadway, New York, NY 10005
              Mailing address:  140 Broadway, New York, NY, 10005

                     (Name and address of agent for service)
                      Corporation Services Company,
                      2711 Centerville Road, Suite 400, Wilmington,
                      DE, 19808

Registrant's telephone number, including area code: (212) 593-7237

Date of fiscal year end: OCTOBER 31

Date of reporting period: APRIL 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A Registrant is required to disclose the information specified by Form
N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                               Semi-Annual Report
                                 APRIL 30, 2008

                                   ----------

                                 BBH CORE SELECT


BBH CORE SELECT
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
April 30, 2008 (unaudited)

SECTOR DIVERSIFICATION
                                                                     Percent of
                                                     U.S. $ Value    Net Assets
                                                     ------------    ----------
Consumer Discretionary............................   $ 26,303,214       16.0%
Consumer Staples..................................     34,664,699       21.1
Energy............................................      9,997,417        6.1
Financials........................................     22,640,894       13.8
Health Care.......................................      8,220,658        5.0
Industrials.......................................     11,890,779        7.2
Information Technology............................     25,580,820       15.5
Materials.........................................      3,935,461        2.4
Short-Term Investment.............................     13,500,000        8.2
Cash and Other Assets in Excess of Liabilities....      7,739,893        4.7
                                                     ------------    ----------

NET ASSETS........................................   $164,473,835      100.0%
                                                     ============    ==========

All data as of April 30, 2008. The Fund's sector breakdown is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

2

BBH CORE SELECT
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2008 (unaudited)

   Shares                                                              Value
   ------                                                              -----

             COMMON STOCKS (87.1%)
             CONSUMER DISCRETIONARY (16.0%)
    104,400  Bed, Bath & Beyond, Inc.(1)........................  $  3,393,000
    336,050  Comcast Corp. (Class A)............................     6,905,827
    259,925  Liberty Global, Inc. (Series C)(1).................     8,629,510
    287,675  Liberty Media Corp. - Interactive A(1).............     4,352,523
     66,850  Time Warner, Inc...................................       992,722
     52,800  Viacom, Inc. (Class B)(1)..........................     2,029,632
                                                                  -------------
             Total Consumer Discretionary.......................    26,303,214
                                                                  -------------

             CONSUMER STAPLES (21.1%)
    129,000  Cadbury Schweppes, Plc. ADR........................     5,946,900
     56,000  Coca-Cola Co. .....................................     3,296,720
     65,129  Costco Wholesale Corp. ............................     4,640,441
     71,475  Nestle SA ADR......................................     8,526,496
     44,500  PepsiCo, Inc. .....................................     3,049,585
    158,754  Wal-Mart Stores, Inc. .............................     9,204,557
                                                                  -------------
             Total Consumer Staples.............................    34,664,699
                                                                  -------------

             ENERGY (6.1%)
     69,650  Occidental Petroleum Corp..........................     5,795,576
     67,925  XTO Energy, Inc. ..................................     4,201,841
                                                                  -------------
             Total Energy.......................................     9,997,417
                                                                  -------------

             FINANCIALS (13.8%)
     45,275  AFLAC, Inc.........................................     3,018,484
         88  Berkshire Hathaway, Inc. (Class A)(1)..............    11,778,800
     88,625  Chubb Corp.........................................     4,694,466
    173,125  Progressive Corp...................................     3,149,144
                                                                  -------------
             Total Financials...................................    22,640,894
                                                                  -------------

             HEALTH CARE (5.0%)
     60,175  Amgen, Inc.(1).....................................     2,519,527
    113,275  Novartis AG ADR....................................     5,701,131
                                                                  -------------
             Total Health Care..................................     8,220,658
                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2008

                                                                               3

BBH CORE SELECT
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)

    Shares                                                              Value
    ------                                                              -----

             INDUSTRIALS (7.2%)
     38,400  W.W. Grainger, Inc. .................................  $ 3,329,664
    237,150  Waste Management, Inc. ..............................    8,561,115
                                                                  -------------
             Total Industrials....................................   11,890,779
                                                                  -------------

             INFORMATION TECHNOLOGY (15.5%)
     75,125  Automatic Data Processing, Inc.......................    3,320,525
    278,890  Dell, Inc.(1)........................................    5,195,721
    149,250  Intuit, Inc.(1)......................................    4,025,273
    180,788  Microsoft Corp.......................................    5,156,074
    342,749  Western Union Co.....................................    7,883,227
                                                                  -------------
             Total Information Technology.........................   25,580,820
                                                                  -------------

             MATERIALS (2.4%)
     43,100  Praxair, Inc. .......................................    3,935,461
                                                                  -------------
             Total Materials......................................    3,935,461
                                                                  -------------
             TOTAL COMMON STOCKS (Identified cost $126,454,179)...  143,233,942
                                                                  -------------

  Principal
   Amount
   ------

             SHORT-TERM INVESTMENT (8.2%)
$13,500,000  U.S. Treasury Bill 1.263% 05/01/08...................   13,500,000
                                                                  -------------
             TOTAL SHORT-TERM INVESTMENT
             (Identified cost $13,500,000)........................   13,500,000
                                                                  -------------

TOTAL INVESTMENTS (Identified cost $139,954,179)(2)......   95.3%  $156,733,942
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........    4.7      7,739,893
                                                           -----  -------------
NET ASSETS...............................................  100.0%  $164,473,835
                                                           =====  =============

----------

(1)   Non-income producing security.

(2)   The aggregate  cost for federal income tax purposes is  $139,954,179,  the aggregate gross unrealized appreciation is $23,153,740,  and the aggregate gross unrealized  depreciation is $6,373,978,  resulting in net unrealized appreciation of $16,779,762.

ADR - American Depositary Receipt.

   The accompanying notes are an integral part of these financial statements.

4

BBH CORE SELECT
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2008 (unaudited)

ASSETS:
   Investments in securities, at value
   (identified cost $139,954,179)................................. $156,733,942
   Cash...........................................................    1,030,925
   Receivables for:
     Capital stock sold...........................................    7,479,789
     Dividends....................................................      173,047
                                                                   ------------
       Total Assets...............................................  165,417,703
                                                                   ------------
LIABILITIES:
   Payables for:
     Investments purchased........................................      437,458
     Capital stock redeemed.......................................      229,417
     Investment advisory fees.....................................      159,996
     Shareholder servicing fees...................................       61,537
     Administrative fees..........................................       36,923
     Custody and accounting fees..................................       10,838
     Professional fees............................................        6,699
     Board of Trustees' fees......................................        1,000
                                                                   ------------
       Total Liabilities..........................................      943,868
                                                                   ------------
NET ASSETS........................................................ $164,473,835
                                                                  =============
Net Assets Consist of:
   Par value...................................................... $     12,435
   Paid-in capital................................................  148,254,095
   Undistributed net investment income............................      202,515
   Accumulated net realized loss on investments...................     (774,972)
   Net unrealized appreciation on investments.....................   16,779,762
                                                                   ------------
Net Assets........................................................ $164,473,835
                                                                  =============

NET ASSET VALUE AND OFFERING PRICE PER CLASS N SHARE
   ($164,473,835 / 12,435,353 shares outstanding).................       $13.23
                                                                         ======

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2008

                                                                               5

BBH CORE SELECT
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2008 (unaudited)

NET INVESTMENT INCOME:
   Income:
     Dividends and other income (net of withholding tax $53,813). $     843,826
     Interest....................................................       137,648
     Other income................................................        20,209
                                                                   ------------
       Total Income..............................................     1,001,683
                                                                   ------------
   Expenses:
     Investment advisory fees....................................       431,381
     Shareholder servicing fees..................................       165,916
     Administrative fees.........................................        99,550
     Custody and accounting fees.................................        24,746
     Board of Trustees' fees.....................................         8,971
     Professional fees...........................................         2,678
     Miscellaneous expenses......................................        34,249
                                                                   ------------
       Total Expenses............................................       767,491
       Expense offset arrangement................................       (15,155)
                                                                   ------------
       Net Expenses..............................................       752,336
                                                                   ------------
   Net Investment Income.........................................       249,347
                                                                   ------------

NET REALIZED AND UNREALIZED LOSS:
   Net realized loss on investments..............................      (319,042)
   Net change in unrealized depreciation on investments..........    (3,073,434)
                                                                   ------------
     Net Realized and Unrealized Loss............................    (3,392,476)
                                                                   ------------
   Net Decrease in Net Assets Resulting from Operations.......... $  (3,143,129)
                                                                  =============

   The accompanying notes are an integral part of these financial statements.

6

BBH CORE SELECT
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                     For the six      For the
                                                    months ended    year ended
                                                   April 30, 2008   October 31,
                                                     (unaudited)       2007
                                                   --------------   -----------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income.........................  $    249,347  $    183,148
     Net realized gain (loss) on investments.......      (319,042)    5,592,528
     Net change in unrealized appreciation
       (depreciation)on investments................    (3,073,434)   10,551,809
                                                   --------------  ------------
     Net increase (decrease) in net assets
       resulting from operations...................    (3,143,129)   16,327,485
                                                   --------------  ------------
   Dividends and distributions to Class N
     shareholders declared from net
     investment income:............................      (195,525)     (350,622)
                                                   --------------  ------------
   Capital stock transactions:
     Net proceeds from sales of capital stock......    59,021,107    46,694,371
     Net asset value of capital stock issued
       to shareholders for reinvestment
       of distributions............................        70,312        36,137
     Net cost of capital stock redeemed............   (13,488,733)  (23,479,800)
                                                   --------------  ------------
       Net increase in net assets resulting from
         capital stock transactions................    45,602,686    23,250,708
                                                   --------------  ------------
       Total increase in net assets................    42,264,032    39,227,571

NET ASSETS:
   Beginning of year...............................   122,209,803    82,982,232
                                                   --------------  ------------
   End of period (including undistributed net
     investment income of $202,515 and
     $148,693, respectively).......................  $164,473,835  $122,209,803
                                                   ==============  ============

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2008

                                                                               7

BBH CORE SELECT
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected  per share data and ratios for a Class N share  outstanding  throughout each period



                                  For the six
                                  months ended                   For the years ended October 31,
                                 April 30, 2008      ----------------------------------------------------
                                  (unaudited)        2007        2006      2005          2004        2003
                                 --------------      ----        ----      ----          ----        ----

Net asset value, beginning of year    $13.71         $11.74     $10.20     $ 9.30          $8.94     $7.79
Income from investment operations:
   Net investment income.....           0.02           0.02       0.04       0.05           0.02      0.04
   Net realized and unrealized
     gain (loss).............          (0.48)          2.00       1.51       0.91           0.38      1.12
                                      ------         ------     ------     ------          -----     -----
     Total income (loss) from
       investment operations.          (0.46)          2.02       1.55       0.96           0.40      1.16
                                      ------         ------     ------     ------          -----     -----
Less dividends and distributions:
   From net investment income          (0.02)         (0.05)     (0.01)     (0.06)         (0.04)    (0.01)
                                      ------         ------     ------     ------          -----     -----
Net asset value, end of period        $13.23         $13.71     $11.74     $10.20          $9.30     $8.94
                                      ======         ======     ======     ======          =====     =====
Total return.................          (3.35)%        17.25%     15.18%     10.31%          4.46%    14.34%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions)...........           $164           $122        $83        $62            $48       $47
   Expenses as a percentage of
     average net assets......           1.13%(1),(2)   1.16%(1)   1.19%(1)   1.22%(1),(3)   1.20%(3)  1.20%(3)
   Ratio of net investment income
     to average net assets...           0.38%(2)       0.18%      0.45%      0.47%          0.23%     0.42%
   Portfolio turnover rate...             19%(2)         18%        53%        59%            57%       44%



----------
(1)   For the six months ended April 30, 2008,  and the years ended  October 31,
      2007,  2006 and 2005, the Fund's  expenses were reduced through an expense offset arrangement with the Fund's custodian; had the arrangement not been in place,  the actual  expense  ratio of the Fund  would have been  1.16%,
      1.19%, 1.24% and 1.27%, respectively.

(2)   Annualized.

(3)   Had the expense reimbursement agreement,  which terminated on December 31,
      2004, not been in place, the ratio of expenses to average net assets would have been as follows:

                  N/A       N/A       N/A       1.24%       1.32%       1.36%

   The accompanying notes are an integral part of these financial statements.

8

BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2008 (unaudited)

1.    Organization  and Significant  Accounting  Policies.  BBH Core Select (the
      "Fund") is a  separate,  diversified  series of BBH Trust  (the  "Trust"), which is registered under the Investment  Company Act of 1940, as amended, as an open-end  management  investment  company.  The Trust was originally organized  under the laws of the State of Maryland on July 16, 1990 as BBH
      Fund,  Inc. and  re-organized  as a Delaware  statutory  trust on June 12,
      2007. The Fund  commenced  operations on November 2, 1998. On February 20,
      2001, the Trustees  reclassified the Fund's  outstanding  shares as "Class
      N", and  established a new class of shares  designated as "Class I". As of
      April 30,  2008,  there were no Class I shares  outstanding.  At April 30,
      2008, there were seven series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles  generally  accepted  in the United  States of  America,  which require  management to make certain  estimates and assumptions at the date of the  financial  statements  and are based,  in part,  on the  following accounting policies. Actual results could differ from those estimates.

      A.    Valuation of Investments.  (1) The value of investments  listed on a securities exchange is based on the last sale price on that exchange prior to the time when  assets  are  valued,  or in the  absence  of recorded sales, at the average of readily  available closing bid and asked prices on such exchange; (2) unlisted securities are valued at
            the   average   of  the   quoted   bid  and  asked   prices  in  the
            over-the-counter  market;  (3)  securities or other assets for which market quotations are not readily available are valued at fair value in accordance with  procedures  established by and under the general supervision and responsibility of the Trust's Board of Trustees; (4)
            short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing  their value on the 61st day prior to maturity,  if their original  maturity  when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trust's
            Board of Trustees.

      B.    Accounting for Investments  and Income.  Security  transactions  are accounted  for on the  trade  date.  Realized  gains  and  losses on security  transactions are determined on the identified cost method.
            Dividend income and other  distributions  from portfolio  securities are recorded on the ex-dividend date. Non-cash dividends included in dividend  income,  if any,  are recorded at the fair market value of securities  received.  Distributions  received  on  securities  that represent  a return of capital or a capital  gain are  recorded as a reduction of cost of investments and/or as a realized gain. Interest income  is  accrued  daily.  Investment  income is  recorded  net of foreign taxes withheld where recovery of such tax is uncertain.

      C.    Securities  Lending.  The Fund may lend its portfolio  securities to broker-dealers, qualified banks and certain institutional investors.
            The loans are secured by  collateral  in an amount equal to at least the  market  value at all times of the  loaned  securities  plus any accrued  interest and dividends.  During the time the securities are on loan, the Fund will continue to receive the interest and

FINANCIAL STATEMENT APRIL 30, 2008

                                                                               9

BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

            dividends or amounts  equivalent  thereto,  on the loaned securities while  receiving a fee from the borrower or earning  interest on the investment of the cash collateral.  Loans are subject to termination at the option of the borrower or the Fund.  Upon  termination of the loan, the borrower will return to the lender securities identical to the  loaned  securities.  The  Fund  may  pay  reasonable  finders', administrative  and custodial fees in connection  with a loan of its securities and may share the interest  earned on the collateral with the  borrower.  The Fund bears the risk of delay in recovery  of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of April 30, 2008.

      D.    Federal  Income Taxes.  It is the Trust's  policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated  investment companies and to distribute all of its taxable income to its  shareholders.  Accordingly,  no  federal  income  tax provision is required.  The Fund files a tax return  annually  using tax accounting  methods  required under provisions of the Code which may differ  from  accounting  principles  generally  accepted in the
            United  States  of  America,  the  basis  on which  these  financial statements are prepared.  Accordingly,  the amount of net investment income and net realized gain reported on these financial  statements may  differ  from that  reported  on the  Fund's  tax  return due to certain book-to-tax differences such as losses deferred due to "wash sale"  transactions  and utilization of capital loss  carryforwards.
            These  differences  may result in temporary  over-distributions  for financial  statement purposes and are classified as distributions in excess of accumulated  net realized gains or net investment  income.
            These distributions do not constitute a return of capital. Permanent
            differences  are   reclassified  on  the  Statement  of  Assets  and
            Liabilities  based  upon  their  tax  classification.  As such,  the character of distributions to shareholders reported in the Financial
            Highlights  table may differ from that reported to  shareholders  on
            Form 1099-DIV.

      E.    Dividends  and   Distributions   to   Shareholders.   Dividends  and
            distributions  to  shareholders,  if any, are paid  annually and are recorded on the ex-dividend date. The tax character of distributions paid  during the  fiscal  years  ended  October  31,  2007 and 2006, respectively, were as follows:

                                   Distribution paid from:
                                   -----------------------
                              Net          Total                       Total
             Ordinary      long term      taxable     Tax return   distributions
              income     capital gain  distributions  of capital       paid
            ---------    ------------  -------------  ----------   -------------
     2007:   $350,622          -         $350,622          -         $350,622
     2006:     48,978          -           48,978          -           48,978

10

BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

            As of October 31, 2007 and 2006,  respectively,  the  components  of accumulated earnings/(deficit) on a tax basis were as follows:

                             Components of accumulated earnings/(deficit):
                             ---------------------------------------------
                                                                                      Total
      Undistributed  Undistributed                 Accumulated       Unrealized    accumulated
        ordinary       long-term     Accumulated   capital and     appreciation/    earnings/
         income      capital gains     earnings    other losses   (depreciation )   (deficit)
      -------------  -------------   -----------  -------------  ---------------  -------------
 2007:  $148,693           -           $148,693     $  (437,645)    $19,834,912     $19,545,960
 2006:   316,167           -            316,167      (6,039,537)      9,292,467       3,569,097


            The  Fund  had  net  capital  loss  carryforwards  of  approximately
            $437,645 which expires as follows:

                        Expiration
                           date                         Amount
                         ----------                    --------
                         10/31/2011                    $347,756
                         10/31/2012                      89,889
                                                       --------
                                                       $437,645
                                                       ========

            Total distributions paid may differ from the Statement of Changes in
            Net Assets because, for tax purposes,  dividends are recognized when actually paid.

            The  differences   between   book-basis  and  tax-basis   unrealized
            appreciation/(depreciation)  is  attributable  primarily  to the tax deferral of losses on wash sales.

            To the  extent  future  capital  gains are  offset by  capital  loss carryforwards, such gains will not be distributed.

      F.    Accounting  Developments.  In  June  2006,  the  Fund  adopted  FASB
            Interpretation  No. 48 "Accounting  for Uncertainty in Income Taxes"
            ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be  recognized,  measured,  presented  and  disclosed  in the
            financial  statements.   FIN  48  requires  the  evaluation  of  tax
            positions  taken or expected to be taken in the course of  preparing the Fund's tax returns to determine  whether that tax  positions are
            "more-likely-than-not"  of being  sustained  by the  applicable  tax authority. Tax positions not deemed to meet the more-likely-than-not threshold  would be  recorded  as a tax  benefit  or  expense in the current year. The adoption of FIN 48 had no impact on the operations of the Fund for the period ended April 30, 2008.

            In September 2006,  Statement of Financial  Accounting Standards No.
            157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157

FINANCIAL STATEMENT APRIL 30, 2008

                                                                              11

BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

            defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently  evaluating the  implication of SFAS 157. At this time its
            impact  on  the  Fund's  financial   statements  has  not  yet  been
            determined.

            In March 2008,  Statement of Financial Accounting Standards No. 161,
            Disclosures  about  Derivative  Instruments  and Hedging  Activities
            (SFAS 161),  was issued and is effective for fiscal years  beginning after November 15, 2008. SFAS 161 requires  enhanced  disclosures to provide information about the reasons the Fund invests in derivative instruments,  the  accounting  treatment and the effect  derivatives have on financial  performance.  Management is currently  evaluating the  impact  the  adoption  of SFAS  161  will  have  on the  Fund's financial statement disclosures.

2.    Transactions with Affiliates.

      Advisory  and  Administrative  Fees.  Effective  June  12,  2007,  under a
      combined  Investment   Advisory  and  Administrative   Services  Agreement
      ("Agreement") with the Trust, a separately  identifiable department within
      Brown Brothers  Harriman & Co. ("BBH")  provides  investment  advice,  and portfolio management and administrative services to the Fund. BBH receives a combined  fee from the Fund for  advisory  and  administrative  services calculated daily and paid monthly at an annual rate equivalent to 0.80% of the  fund's  average  daily net  assets.  Prior to June 12,  2007  under a separate  agreement  that covered only advisory  fees,  BBH received a fee from the Fund calculated daily and paid monthly at an annual rate of 0.65%
      of the Fund's average daily net assets and Brown  Brothers  Harriman Trust
      Company,  LLC  ("BBHTC")  the  Fund's  administrator,   under  a  separate
      agreement that covered only administrative  services,  received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to
      0.15% of the Fund's average daily net assets. BBH has a sub-administration services  agreement with Federated  Services Company ("FSC") for which FSC receives  compensation  paid by BBH.  For the six months  ended  April 30,
      2008, the Fund incurred $530,931 for advisory and administrative services.

      Shareholder   Servicing  Fees.  The  Trust  has  a  shareholder  servicing agreement  with BBH for which BBH receives a fee from the Fund  calculated daily  and paid  monthly  at an  annual  rate of 0.25% of Class N  shares'
      average  daily net assets.  For the six months ended April 30,  2008,  the
      Fund incurred $165,916 for shareholder servicing services.

      Custody and  Accounting  Fees. BBH acts as a custodian and shall receive a custody  and  accounting  fee  from  the Fund  calculated  daily  and paid monthly.  BBH holds all cash and  investments and calculates the daily net asset  value.  The custody fee is a  transaction  based fee with an annual minimum of $30,000,  and the  accounting  fee is  calculated  at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next
      $400 million of net assets and 0.01% per annum on all net assets over $500 million.  Custody and accounting  fees were reduced by $15,155 as a result of an expense

12

BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

      offset  arrangement  with the Fund's  custodian.  For the six months ended
      April 30,  2008,  the Fund  incurred  $24,746 for  custody and  accounting services.  In the event  that the Fund is  overdrawn,  under  the  custody agreement  with BBH,  BBH will make  overnight  loans to the Fund to cover overdrafts.  Pursuant  to their  agreement  the Fund will pay the  Federal
      Funds  overnight  investment  rate  on the  day of  overdraft.  The  total interest  paid by the Fund for the six  months  ended  April 30,  2008 was
      $568.

      Securities  Lending Fees. The Trust has a security lending  agreement with
      BBH for which BBH receives a fee from the Fund for each  security  loaned.
      For the six months  ended April 30,  2008,  the Fund  incurred no security lending fees.

      Board of Trustees'  Fees.  Each Trustee  receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2008, the Fund incurred $8,971 for these fees.

3.    Investment Transactions. For the six months ended April 30, 2008, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $47,163,697 and $11,893,575, respectively.

4.    Securities  on Loan.  As of April 30, 2008,  the Fund had no securities on loan.

5.    Capital Stock. BBH Fund, Inc. was permitted to issue 2,500,000,000  shares of capital stock, par value $.001 per share, of which  277,777,778  shares were classified as Class N shares of the Fund and 277,777,778  shares were classified as Class I shares of the Fund.  There have been no transactions in Class I shares of capital stock as of April 30, 2008.  The Trust offers unlimited  shares  without  par value.  Transactions  in Class N shares of capital stock were as follows:

                                                           SHARES
                                             -----------------------------------
                                                For the six
                                                 months ended        For the
                                                April 30, 2008     year ended
                                                  (unaudited)   October 31, 2007
                                                -------------   ----------------

   Capital stock sold........................      4,560,757          3,718,102
   Capital stock issued in connection
     with reinvestment of distributions......          5,298              3,021
   Capital stock redeemed....................     (1,044,858)        (1,876,256)
                                                -------------   ----------------
   Net increase..............................      3,521,197          1,844,867
                                                =============   ================
FINANCIAL STATEMENT APRIL 30, 2008

                                                                              13

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
April 30, 2008 (unaudited)

EXAMPLE
As a  shareholder  of BBH Core  Select,  you may incur  two types of costs:  (1)
transaction  costs  on  purchase  payments,   reinvested  dividends,   or  other
distributions;  redemption  fees;  and  exchange  fees;  and (2) ongoing  costs, including management fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare  these  costs with the ongoing  costs of  investing  in other  mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

ACTUAL EXPENSES
The first line of the table below  provides  information  about  actual  account values and actual expenses.  You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),  then  multiply  the result by the number in the first line under the heading  entitled  "Expenses  Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second  line of the table  below  provides  information  about  hypothetical account  values and  hypothetical  expenses  based on the Fund's actual  expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical  account values and expenses may not be used to estimate  the actual  ending  account  balance or  expenses  you paid during the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so,  compare this 5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

14

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2008 (unaudited)

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs  only  and  do not  reflect  any  transactional  costs,  such  as redemption  fees or exchange  fees.  Therefore,  the second line of the table is useful in comparing  ongoing  costs only,  and will not help you  determine  the
relative  total  costs  of  owning  different  funds.  In  addition,   if  these
transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                           Beginning            Ending          During Period
                         Account Value    Account Value       November 1, 2007
                       November 1, 2007    April 30, 2008   to April 30, 2008(1)
                       ----------------    --------------   --------------------
Class N
Actual..............        $1,000            $1,033.50             $5.71
Hypothetical(2).....        $1,000            $1,019.24             $5.67

----------
(1)   Expenses  are equal to the Fund's  annualized  expense  ratio of 1.13% for
      Class N shares,  multiplied by the average  account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation,  the applicable  annualized  expense ratio is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT APRIL 30, 2008

                                                                              15

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
April 30, 2008 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement
At a meeting held on December 11, 2006,  the Board of Trustees  (the "Board") of
the Trust unanimously approved a new Combined Investment Advisory/Administrative
Services Agreement ("Combined  Agreement").  The Board determined that the terms of the  Combined  Agreement  will be  substantially  identical  to  those of the current  advisory and  administration  agreements of the Funds,  noting that the most significant  difference in the Combined  Agreement is a single fee for both advisory and administrative  services. The following is a summary of the factors the Board took into consideration in making its determination to approve the new
Combined Agreement.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman & Co.
("BBH")
The Board noted that, under the Combined Agreement in respect of each Fund, BBH, subject to the  supervision of the Board,  will be  responsible  for providing a continuous  investment  program  and  making  purchases  and sales of  portfolio securities  consistent with the Funds' investment objective and policies.  Under the Combined Agreement, BBH also provides administrative services to each Fund.

The Board  considered  the scope and  quality of  services to be provided by BBH under the Combined  Agreement and noted that the scope of services  provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example,  BBH is responsible  for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs  have  recently  been refined and  enhanced in light of new  regulatory requirements.  The Board  considered the quality of the investment  research and administrative  capabilities  of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall,  they were satisfied  with the  nature,  extent and  quality  of  services  expected  to be provided to each of the Funds under the Combined Agreement.

Costs of Services Provided and Profitability to BBH
At  the  request  of  the  Board,  BBH  provided   information   concerning  the
profitability of BBH's current  investment  company advisory and other fees. The
Board also reviewed BBH's  profitability data for each Fund, which also included the effect of revenue  generated by the shareholder  servicing,  administration, custody and other fees paid by the Fund.  The Board  discussed the difficulty of making  comparisons  of  profitability  because  comparative  information is not generally publicly available and is affected by numerous factors,  including the
structure  of  the  service  provider,   the  types  of  funds  it  manages  and
administers,  its business mix, numerous assumptions  regarding  allocations and the entity's capital structure and cost of capital. In considering profitability information,  the Board  considered  the effect of  fall-out  benefits  on BBH's expenses,  as well as the "revenue  sharing"  arrangements  BBH has entered into with certain entities that distribute  shares of the Funds. The Board focused on
profitability   of  BBH's   relationships   with  the  Funds  before  taxes  and
distribution  expenses.  The Board  concluded  that it was satisfied  that BBH's level of profitability from its relationship with each Fund was not excessive.

16

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2008 (unaudited)

Fall-Out Benefits
The  Board   considered  that  BBH  does  not  allocate  the  Funds'   portfolio
transactions for third party research,  although it did benefit from proprietary research  received  from brokers that execute the Funds'  purchases and sales of securities.  The Board  recognized  that the  aggregate  amount  of  commissions generated by Fund  transactions  was  unlikely to result in the Funds  receiving from full service broker dealers substantial  discounts on commission rates. The
Board received and reviewed  information  concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also  considered  that BBH receives  shareholder  servicing  fees from certain funds, and is the Funds' administrator, custodian and securities lending agent.  The Board  noted that BBH  retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board  recognized  that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial  assets  are  invested  in  the  Funds  as a  result  of an  overall investment  management  program  for the  shareholder.  The Board noted that the
Funds also derive  reputational  and other benefits from their  association with
BBH and their use of the BBH name,  which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues  associated  with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale
The Board  noted  that the Funds'  combined  fee  schedules,  other than the fee schedule for BBH Money Market Fund, do not contain breakpoints.  As a result, if assets  increase,  the fee rates  would not be  reduced  for these  Funds on the incremental  assets.  With respect to the BBH Money Market Fund,  the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into  account  the  effects of  inflation  or such other basis as may be appropriate,  subject to the approval of  shareholders to the extent required by the 1940 Act.

There may be other  economies of scale  because many  expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its  services in  recognition  of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these  services and total  expenses for each Fund were fair and reasonable.  In addition,  the Board noted that over the years BBH had supported
certain  Funds  through  fee  waivers  and  expense  reimbursements.   Based  on
information  they had been provided over many years,  the Board observed that in the mutual  fund  industry  as a whole,  as well as among  funds  similar to the
Funds,  there  appeared  to be no  uniformity  or  pattern in the fees and asset levels at which  breakpoints (if any) apply. In light of the Funds' current size and expense structure,  the Board concluded that it was unnecessary at this time to consider  breakpoints with respect to the Funds, other than for the BBH Money
Market Fund.

FINANCIAL STATEMENT APRIL 30, 2008

                                                                              17

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2008 (unaudited)

Investment Results
The Board considered the investment  results of each of the Funds as compared to investment  companies  with its peers and with one or more  selected  securities indices.  In addition to the  information  received by the Board for the meeting held on October 2, 2006, the Board received detailed performance information for each Fund at each regular Board meeting  during the year. At the meeting held on
October 2, 2006, the Board reviewed information showing performance of each Fund compared to its peers over the prior 1-, 3-, and 5- year  periods  and  compared the performance  information to one or more  securities  indices over comparable periods.

Combined Fee Rate
The  Board  considered  the fee rate to be paid by each  Fund to BBH.  The Board recognized that it is difficult to make  comparisons of these fee rates, and the combined advisory and  administration  fees, because there are variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Combined
Agreement.  For example,  in addition to a continuous  investment  program,  BBH provides,  among other things,  officers  (including the Funds' Chief Compliance
Officer and  officers to provide  required  certifications)  and  administrative services,  such as  shareholder  communications,  and tax  compliance,  with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following factors specific to BBH Core Select also were noted and considered by the Board in deciding to approve the Combined Agreement:

The Board  reviewed the  comparative  performance  of BBH Core Select versus the
Standard's  and Poor's  500 Index  (the  "Index").  The Board  viewed  favorably management's decision to implement a new portfolio  construction  methodology in the second  quarter  of 2004,  a  methodology  which puts  greater  emphasis  on fundamental  valuation  considerations  and less emphasis on tracking error to a broad market index such as the Index.  The Board also reviewed  favorably  BBH's decision to have a Partner and Managing  Director of the firm be the co-managers of BBH Core  Select  beginning  in the fourth  quarter  of 2005.  The Board also appreciated  that the  strategy of  long-term,  low  turnover  investing in cash generative  companies at prices that have a margin of safety to intrinsic  value should  provide the  shareholders  with long-term  appreciation  at a relatively modest level of risk. The Board  recognized  that  divergence from the benchmark was  to be  expected  because  of  the  manager's  clearly  defined  fundamental investment  style  with very  little  concern  for  tracking  error to the broad market.  The  Board  spent  considerable  time in  reviewing  BBH Core  Select's investments and confirming that those  investments  were consistent with the new investment  methodology.  They  concurred  that the new  portfolio  construction methodology and its  implementation  will need to be judged over a three to five year timeframe. The Board also noted BBH Core Select's expense

18

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2008 (unaudited)

ratio was in line with many funds of similar size and investment mandate. Taking into account all of the factors  considered,  the Board  concluded that BBH Core
Select's recent  investment  results and its total expense ratio were acceptable and that they  retained  confidence  in the manager to achieve BBH Core Select's investment objective.

Conflicts of Interest
As a general matter,  certain conflicts of interest may arise in connection with a portfolio manager's  management of a Fund's investments,  on the one hand, and
the   investments  of  other  accounts  for  which  the  portfolio   manager  is
responsible, on the other. For example, it is possible that the various accounts managed  could  have  different  investment  strategies  that,  at times,  might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account,  possible conflicts could arise in determining how to allocate them.  Other  potential  conflicts might include  conflicts  created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio  trades and/or  specific uses of commissions  from  Fund  portfolio  trades  (for  example,  research,  or  "soft dollars").

BBH has adopted and implemented policies and procedures, including brokerage and trade  allocation  policies  and  procedures,  which  it  believes  address  the conflicts  associated with managing multiple  accounts for multiple clients.  In addition,  BBH monitors a variety of areas,  including  compliance  with account investment guidelines, the inclusion only of securities approved for purchase by the BBH's Fixed Income Credit  Committee,  and compliance with the BBH's Code of
Ethics.  Finally,  BBH has structured the portfolio managers'  compensation in a manner, and the Funds have adopted policies and procedures,  reasonably designed to  safeguard  a Fund from  being  negatively  affected  as a result of any such potential conflicts.

FINANCIAL STATEMENT APRIL 30, 2008

                                                                              19

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings
Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                               Semi-Annual Report
                                 APRIL 30, 2008

                          BBH INTERNATIONAL EQUITY FUND

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
April 30, 2008 (unaudited)

COUNTRY DIVERSIFICATION
                                                                     Percent of
                                                     U.S. $ Value    Net Assets
                                                     ------------    ---------
Australia ........................................   $ 53,477,806        7.8%
Belgium ..........................................      7,707,436        1.1
Finland ..........................................      4,025,318        0.6
France ...........................................     61,133,601        9.0
Germany ..........................................     23,242,157        3.4
Hong Kong ........................................     50,432,555        7.4
Italy ............................................     16,972,370        2.5
Japan ............................................    202,497,055       29.6
Netherlands ......................................     21,345,186        3.1
New Zealand ......................................      2,813,379        0.4
Singapore ........................................     13,155,027        1.9
South Africa .....................................      3,485,040        0.5
Spain ............................................     35,080,335        5.1
Sweden ...........................................     10,456,676        1.6
Switzerland ......................................     32,297,809        4.7
Taiwan ...........................................      7,396,801        1.1
United Kingdom ...................................    121,242,819       17.7
Short-Term Investments ...........................     18,677,397        2.7
Liabilities In Excess of Other Assets ............     (1,225,662)      (0.2)
                                                     ------------      -----
NET ASSETS .......................................   $684,213,105      100.0%
                                                     ============      =====

All data as of April 30, 2008. The Fund's country  diversification  is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

2

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
April 30, 2008 (unaudited)

SECTOR DIVERSIFICATION
                                                                     Percent of
                                                     U.S. $ Value    Net Assets
                                                     ------------    ---------
Consumer Discretionary ...........................   $ 50,367,823        7.4%
Consumer Staples .................................     90,937,698       13.3
Diversified Operations ...........................     13,167,722        1.9
Electronics ......................................      4,321,443        0.6
Energy ...........................................     83,192,526       12.2
Finance ..........................................    142,208,226       20.8
Health Care ......................................     79,581,128       11.7
Industrials ......................................     54,405,108        8.0
Information Technology ...........................     24,174,745        3.5
Materials ........................................     23,614,015        3.4
Telecommunication Services .......................     58,159,556        8.5
Utilities ........................................     42,631,380        6.2
Short-Term Investments ...........................     18,677,397        2.7
Liabilities In Excess of Other Assets ............     (1,225,662)      (0.2)
                                                     ------------      -----
NET ASSETS .......................................   $684,213,105      100.0%
                                                     ============      =====

All data as of April 30, 2008. The Fund's sector diversification is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2008                                            3

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2008 (unaudited)

  Shares                                                               Value
-----------                                                        ------------
              COMMON STOCKS (97.5%)
              AUSTRALIA (7.8%)
              CONSUMER STAPLES
  1,451,938   Foster's Group, Ltd. .............................   $  6,936,795
    120,726   Wesfarmers, Ltd. .................................      4,230,120
                                                                   ------------
                                                                     11,166,915
                                                                   ------------
              ENERGY
    264,226   Woodside Petroleum, Ltd. .........................     13,941,440
                                                                   ------------
              FINANCE
    480,000   Lend Lease Corp., Ltd. ...........................      5,583,231
    287,560   National Australia Bank, Ltd. ....................      8,130,648
                                                                   ------------
                                                                     13,713,879
                                                                   ------------
              MATERIALS
    587,491   Amcor, Ltd. ......................................      3,726,947
                                                                   ------------
              TELECOMMUNICATION SERVICES
  2,551,056   Telstra Corp. ....................................     10,928,625
                                                                   ------------
              Total Australia ..................................     53,477,806
                                                                   ------------
              BELGIUM (1.1%)
              FINANCE
    284,420   Fortis ...........................................      7,705,687
    112,376   Fortis(1) ........................................          1,749
                                                                   ------------
              Total Belgium ....................................      7,707,436
                                                                   ------------
              FINLAND (0.6%)
              MATERIALS
    210,045   UPM-Kymmene Oyj ..................................      4,025,318
                                                                   ------------
              Total Finland ....................................      4,025,318
                                                                   ------------
              FRANCE (9.0%)
              CONSUMER DISCRETIONARY
     72,749   Renault SA .......................................      7,449,948
                                                                   ------------
              CONSUMER STAPLES
     83,212   Carrefour SA .....................................      5,818,369
     25,000   L'Oreal SA .......................................      2,957,785
                                                                   ------------
                                                                      8,776,154
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

4

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)

  Shares                                                               Value
-----------                                                        ------------
              COMMON STOCKS (continued)
              FRANCE (continued)
              DIVERSIFIED OPERATIONS
     58,000   LVMH Moet Hennessy Louis Vuitton SA ..............    $ 6,607,398
                                                                   ------------
              ENERGY
    140,519   Total SA .........................................     11,770,177
                                                                   ------------
              FINANCE
     51,695   Societe Generale .................................      6,011,326
     12,923   Societe Generale(1) ..............................      1,468,710
                                                                   ------------
                                                                      7,480,036
                                                                   ------------
              HEALTH CARE
    110,000   Essilor International SA .........................      6,829,330
                                                                   ------------
              INDUSTRIALS
     66,764   Compagnie de Saint-Gobain ........................      5,355,894
                                                                   ------------
              TELECOMMUNICATION SERVICES
    219,237   France Telecom SA ................................      6,864,664
                                                                   ------------
              Total France .....................................     61,133,601
                                                                   ------------
              GERMANY (3.4%)
              INFORMATION TECHNOLOGY
    128,000   SAP AG ...........................................      6,438,406
                                                                   ------------
              TELECOMMUNICATION SERVICES
    349,278   Deutsche Telekom AG ..............................      6,252,781
                                                                   ------------
              UTILITIES
     92,006   RWE AG ...........................................     10,550,970
                                                                   ------------
              Total Germany.....................................     23,242,157
                                                                   ------------
              HONG KONG (7.4%)
              DIVERSIFIED OPERATIONS
    670,000   Hutchison Whampoa, Ltd. ..........................      6,560,324
                                                                   ------------
              ENERGY
  7,330,000   CNOOC, Ltd. ......................................     12,999,360
                                                                   ------------
              FINANCE
    919,500   Wharf Holdings, Ltd. .............................      4,630,794
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2008                                            5

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)

  Shares                                                               Value
-----------                                                        ------------
              COMMON STOCKS (continued)
              HONG KONG (continued)
              TELECOMMUNICATION SERVICES
    420,000   China Mobile, Ltd. ...............................   $  7,239,984
                                                                   ------------
              UTILITIES
  1,000,000   CLP Holdings, Ltd. ...............................      7,906,853
  2,350,000   Hong Kong & China Gas Co. ........................      6,853,464
    672,500   Hong Kong Electric Holdings ......................      4,241,776
                                                                   ------------
                                                                     19,002,093
                                                                   ------------
              Total Hong Kong ..................................     50,432,555
                                                                   ------------
              ITALY (2.5%)
              FINANCE
  1,431,131   Intesa Sanpaolo SpA ..............................     10,660,692
    839,174   UniCredito Italiano SpA ..........................      6,311,678
                                                                   ------------
              Total Italy ......................................     16,972,370
                                                                   ------------
              JAPAN (29.6%)
              CONSUMER DISCRETIONARY
    138,000   Denso Corp. ......................................      4,807,175
    144,000   Honda Motor Co., Ltd. ............................      4,562,629
    121,800   Toyota Motor Corp. ...............................      6,162,271
                                                                   ------------
                                                                     15,532,075
                                                                   ------------
              CONSUMER STAPLES
    233,000   Hoya Corp. .......................................      6,448,281
    169,000   Ito En, Ltd.(2) ..................................      2,919,485
    273,000   Kao Corp. ........................................      7,355,378
    211,400   Seven & I Holdings Co., Ltd. .....................      6,281,755
     43,000   Shimamura Co., Ltd. ..............................      3,817,152
                                                                   ------------
                                                                     26,822,051
                                                                   ------------
              FINANCE
    273,000   Aeon Mall Co., Ltd. ..............................      8,560,180
    135,000   Daito Trust Construction Co., Ltd. ...............      6,231,126
    349,600   Millea Holdings, Inc. ............................     14,674,100

   The accompanying notes are an integral part of these financial statements.

6

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)

  Shares                                                               Value
-----------                                                        ------------
              COMMON STOCKS (continued)
              JAPAN (continued)
              FINANCE (continued)
    301,000   Mitsubishi Estate Co., Ltd. ......................   $  8,634,847
    550,000   Mitsubishi UFJ Financial Group, Inc. .............      6,015,709
                                                                   ------------
                                                                     44,115,962
                                                                   ------------
              HEALTH CARE
    291,600   Astellas Pharma, Inc. ............................     11,913,379
    170,000   Eisai Co., Ltd. ..................................      6,008,285
    302,100   Takeda Pharmaceutical Co., Ltd. ..................     15,955,068
                                                                   ------------
                                                                     33,876,732
                                                                   ------------
              INDUSTRIALS
    173,000   Advantest Corp. ..................................      4,762,765
    140,000   Daikin Industries, Ltd. ..........................      6,991,222
     72,000   Fanuc, Ltd. ......................................      7,585,341
     35,600   Hirose Electric Co., Ltd. ........................      4,216,441
     30,450   Keyence Corp. ....................................      7,753,647
     65,000   Murata Manufacturing Co., Ltd. ...................      3,400,138
    137,000   Secom Co., Ltd. ..................................      6,376,776
        764   West Japan Railway Co. ...........................      3,290,622
                                                                   ------------
                                                                     44,376,952
                                                                   ------------
              INFORMATION TECHNOLOGY
    356,100   Canon, Inc. ......................................     17,736,339
                                                                   ------------
              MATERIALS
    202,200   Nitto Denko Corp. ................................      8,290,800
    122,000   Shin-Etsu Chemical Co., Ltd. .....................      7,570,950
                                                                   ------------
                                                                     15,861,750
                                                                   ------------
              TELECOMMUNICATION SERVICES
        652   KDDI Corp. .......................................      4,175,194
                                                                   ------------
              Total Japan ......................................    202,497,055
                                                                   ------------
              NETHERLANDS (3.1%)
              CONSUMER DISCRETIONARY
    329,882   Reed Elsevier NV .................................      6,216,354
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2008                                            7

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)

  Shares                                                               Value
-----------                                                        ------------
              COMMON STOCKS (continued)
              NETHERLANDS (continued)
              CONSUMER STAPLES
    134,000   Heineken Holding NV ..............................   $  6,842,294
                                                                   ------------
              FINANCE
    218,336   ING Groep NV .....................................      8,286,538
                                                                   ------------
              Total Netherlands.................................     21,345,186
                                                                   ------------
              NEW ZEALAND (0.4%)
              TELECOMMUNICATION SERVICES
    951,924   Telecom Corp. of New Zealand, Ltd.(2) ............      2,813,379
                                                                   ------------
              Total New Zealand ................................      2,813,379
                                                                   ------------
              SINGAPORE (1.9%)
              FINANCE
    450,000   DBS Group Holdings, Ltd. .........................      6,561,044
    588,200   Oversea-Chinese Banking Corp., Ltd. ..............      3,823,355
                                                                   ------------
                                                                     10,384,399
                                                                   ------------
              INDUSTRIALS
     90,000   Jardine Matheson Holdings, Ltd. ..................      2,770,628
                                                                   ------------
              Total Singapore ..................................     13,155,027
                                                                   ------------
              SOUTH AFRICA (0.5%)
              ENERGY
     61,481   Sasol, Ltd. ......................................      3,485,040
                                                                   ------------
              Total South Africa ...............................      3,485,040
                                                                   ------------
              SPAIN (5.1%)
              CONSUMER DISCRETIONARY
    125,000   Inditex SA .......................................      6,810,816
                                                                   ------------
              FINANCE
    453,273   Banco Santander Central Hispano SA ...............      9,778,045
                                                                   ------------
              TELECOMMUNICATION SERVICES
    387,732   Telefonica SA ....................................     11,213,749
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

8

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)

  Shares                                                               Value
-----------                                                        ------------
              COMMON STOCKS (continued)
              SPAIN (continued)
              UTILITIES
    499,039   Iberdrola SA .....................................   $  7,277,725
                                                                   ------------
              Total Spain ......................................     35,080,335
                                                                   ------------
              SWEDEN (1.6%)
              CONSUMER DISCRETIONARY
     82,000   Hennes & Mauritz AB (B shares) ...................      4,860,854
                                                                   ------------
              TELECOMMUNICATION SERVICES
  2,199,000   Telefonaktiebolaget LM Ericsson (B shares) .......      5,595,822
                                                                   ------------
              Total Sweden .....................................     10,456,676
                                                                   ------------
              SWITZERLAND (4.7%)
              CONSUMER STAPLES
     17,100   Nestle SA ........................................      8,143,708
                                                                   ------------
              HEALTH CARE
    133,500   Nobel Biocare Holding AG .........................      4,796,088
    345,787   Novartis AG ......................................     17,456,379
                                                                   ------------
                                                                     22,252,467
                                                                   ------------
              INDUSTRIALS
      1,365   SGS SA ...........................................      1,901,634
                                                                   ------------
              Total Switzerland ................................     32,297,809
                                                                   ------------
              TAIWAN (1.1%)
              ELECTRONICS
    384,470   Taiwan Semiconductor Manufacturing Co.,
                Ltd. ADR .......................................      4,321,443
                                                                   ------------
              TELECOMMUNICATION SERVICES
    120,555   Chunghwa Telecom Co., Ltd. ADR ...................      3,075,358
                                                                   ------------
              Total Taiwan .....................................      7,396,801
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2008                                            9

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)

  Shares                                                               Value
-----------                                                        ------------
              COMMON STOCKS (continued)
              UNITED KINGDOM (17.7%)
              CONSUMER DISCRETIONARY
    514,499   Compass Group, Plc. ..............................   $  3,457,565
    518,905   GKN, Plc. ........................................      2,908,070
  1,200,000   Kingfisher, Plc. .................................      3,132,141
                                                                   ------------
                                                                      9,497,776
                                                                   ------------
              CONSUMER STAPLES
    116,000   Reckitt Benckiser Plc. ...........................      6,746,022
    770,000   Tesco, Plc. ......................................      6,495,882
    306,446   Unilever, Plc. ...................................     10,297,822
  1,000,000   WM Morrison Supermarkets, Plc. ...................      5,646,850
                                                                   ------------
                                                                     29,186,576
                                                                   ------------
              ENERGY
    712,061   BG Group, Plc. ...................................     17,281,626
  1,284,699   BP, Plc. .........................................     15,563,742
    202,795   Royal Dutch Shell, Plc. ..........................      8,151,141
                                                                   ------------
                                                                     40,996,509
                                                                   ------------
              FINANCE
    210,391   Aviva, Plc. ......................................      2,607,415
    508,995   HBOS, Plc. .......................................      4,684,133
    799,687   Lloyds TSB Group, Plc. ...........................      6,780,179
    751,446   Royal Bank of Scotland Group, Plc. ...............      5,067,040
                                                                   ------------
                                                                     19,138,767
                                                                   ------------
              HEALTH CARE
    751,780   GlaxoSmithKline, Plc. ............................     16,622,599
                                                                   ------------
              UTILITIES
  1,000,000   Centrica, Plc. ...................................      5,800,592
                                                                   ------------
              Total United Kingdom .............................    121,242,819
                                                                   ------------
              TOTAL COMMON STOCKS
              (Identified cost $519,098,450) ...................    666,761,370
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

10

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)

 Principal
  Amount                                                               Value
-----------                                                        ------------
              SHORT-TERM INVESTMENTS (2.7%)
$ 4,177,397   Brown Brothers Investment Trust Securities
                Lending Fund(3) ................................   $  4,177,397
 14,500,000   Royal Bank of Canada Time Deposit 2.400%,
                05/01/08 .......................................     14,500,000
                                                                   ------------
              TOTAL SHORT-TERM INVESTMENTS
              (Identified cost $18,677,397) ....................     18,677,397
                                                                   ------------
TOTAL INVESTMENTS (Identified cost $537,775,847)(4) ...   100.2%   $685,438,767
LIABILITIES IN EXCESS OF OTHER ASSETS..................    (0.2)     (1,225,662)
                                                          ------   ------------
NET ASSETS.............................................   100.0%   $684,213,105
                                                          ======   ============

----------
(1)   Non-income producing security.

(2)   Security, or a portion thereof, on loan.

(3)   Brown Brothers  Harriman & Co., acts as agent for the  securities  lending program.

(4)   The aggregate  cost for federal income tax purposes is  $537,775,847,  the aggregate gross unrealized appreciation is $193,991,702, and the aggregate gross unrealized depreciation is $46,328,782,  resulting in net unrealized appreciation of $147,662,920.

ADR - American Depositary Receipt.

A summary of obligations under open forward foreign currency exchange  contracts outstanding at April 30, 2008 is as follows:

                                                                    Unrealized
                                       Notional       Market       Appreciation/
Description                              Value         Value      (Depreciation)
-----------                            ---------    -----------   --------------
Sell Contracts
Euro settling 07/31/08                (8,469,000)   (13,128,909)      $30,011
GBP British Pound settling 07/31/08   (4,535,000)    (8,941,511)       28,538
                                                                      -------
                                                                      $58,549
                                                                      =======

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2008                                           11

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2008 (unaudited)


ASSETS:
   Investments in securities, at value (identified cost $537,775,847) .........    $685,438,767
   Cash .......................................................................         138,559
   Foreign currency, at value (identified cost $118,055) ......................         118,055
   Receivables for:
     Investment sold ..........................................................       5,816,641
     Dividends and other receivables ..........................................       4,198,717
     Capital stock sold .......................................................         521,426
     Unrealized appreciation of forward foreign exchange currency contracts ...          58,549
                                                                                   ------------
       Total Assets ...........................................................     696,290,714
                                                                                   ------------
LIABILITIES:
   Payable upon return of securities loaned ...................................       4,177,397
   Payables for:
     Investments purchased ....................................................       6,118,724
     Investment advisory fees .................................................         702,071
     Capital stock redeemed ...................................................         319,329
     Shareholder servicing fees ...............................................         255,393
     Administrative fees ......................................................         162,016
     Custody and accounting fees ..............................................          97,409
     Professional fees ........................................................          80,977
     Board of Trustees' fees ..................................................          16,057
     Accrued expenses and other liabilities ...................................         148,236
                                                                                   ------------
       Total Liabilities ......................................................      12,077,609
                                                                                   ------------
NET ASSETS ....................................................................    $684,213,105
                                                                                   ============
Net Assets Consist of:
   Par value ..................................................................    $     42,872
   Paid-in capital ............................................................     520,147,466
   Undistributed net investment income ........................................       2,451,156
   Accumulated net realized gain on investments and
     foreign exchange transactions ............................................      13,935,675
   Net unrealized appreciation on investments and
     foreign currency translations ............................................     147,635,936
                                                                                   ------------
Net Assets ....................................................................    $684,213,105
                                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
   ($645,466,926 / 40,449,428 shares outstanding) .............................          $15.96
                                                                                         ======
CLASS I SHARES
   ($38,746,179 / 2,422,189 shares outstanding) ...............................          $16.00
                                                                                         ======


   The accompanying notes are an integral part of these financial statements.

12

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2008 (unaudited)


NET INVESTMENT INCOME:
   Income:
     Dividends and other income (net of foreign withholding taxes of $855,347) ...     $  9,880,668
     Interest and other income ...................................................          129,011
     Securities lending income ...................................................           30,273
                                                                                       ------------
       Total Income ..............................................................       10,039,952
                                                                                       ------------
   Expenses:
     Investment advisory fees ....................................................        2,173,197
     Shareholder servicing fees ..................................................          787,018
     Administrative fees .........................................................          501,507
     Custody and accounting fees .................................................          214,068
     Professional fees ...........................................................           54,001
     Board of Trustees' fees .....................................................           35,217
     Miscellaneous expenses ......................................................           83,852
                                                                                       ------------
       Total Expenses ............................................................        3,848,860
       Expense offset arrangement ................................................          (13,837)
                                                                                       ------------
       Net Expenses ..............................................................        3,835,023
                                                                                       ------------
   Net Investment Income .........................................................        6,204,929
                                                                                       ============

NET REALIZED AND UNREALIZED LOSS:
   Net realized gain on investments ..............................................       13,973,472
   Net realized gain on foreign exchange transactions ............................          593,577
                                                                                       ------------
     Net realized gain on investments and foreign exchange transactions ..........       14,567,049
   Net change in unrealized depreciation on investments and
     foreign currency translations ...............................................      (81,062,161)
                                                                                       ------------
     Net Realized and Unrealized Loss ............................................      (66,495,112)
                                                                                       ------------
   Net Decrease in Net Assets Resulting from Operations ..........................     $(60,290,183)
                                                                                       ============


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2008                                           13

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                     For the six           For the
                                                                     months ended        year ended
                                                                    April 30, 2008       October 31,
                                                                     (unaudited)            2007
                                                                    -------------       ------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income ....................................     $   6,204,929       $ 10,709,451
     Net realized gain on investments and foreign
       exchange transactions ..................................        14,567,049         31,121,732
     Net change in unrealized appreciation (depreciation)
       on investments and foreign currency translations .......       (81,062,161)        83,442,888
                                                                    -------------       ------------
       Net increase (decrease) in net assets resulting from
         operations ...........................................       (60,290,183)       125,274,071
                                                                    -------------       ------------
   Dividends and distributions declared:
     From net investment income:
     Class N ..................................................       (10,352,578)        (8,234,635)
     Class I ..................................................          (762,747)          (723,263)
     From net realized gains:
     Class N ..................................................       (29,955,831)        (5,732,846)
     Class I ..................................................        (1,916,194)          (440,337)
                                                                    -------------       ------------
       Total dividends and distributions declared .............       (42,987,350)       (15,131,081)
                                                                    -------------       ------------
   Capital stock transactions:
     Net proceeds from sales of capital stock .................       138,752,818        125,535,007
     Net asset value of capital stock issued to shareholders
       for reinvestment of dividends and distributions ........        17,345,081            325,815
     Net cost of capital stock redeemed .......................      (113,338,621)       (54,902,468)
                                                                    -------------       ------------
       Net increase in net assets resulting from
         capital stock transactions ...........................        42,759,278         70,958,354
                                                                    -------------       ------------
       Total increase (decrease) in net assets ................       (60,518,255)       181,101,344

NET ASSETS:
   Beginning of year ..........................................       744,731,360        563,630,016
                                                                    -------------       ------------
   End of period (including undistributed net investment
     income of $2,451,156 and $7,361,552, respectively) .......     $ 684,213,105       $744,731,360
                                                                    =============       ============


   The accompanying notes are an integral part of these financial statements.

14

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period


                                        For the six
                                        months ended                        For the years ended October 31,
                                       April 30, 2008         -----------------------------------------------------------
                                         (unaudited)           2007           2006           2005        2004        2003
                                       --------------         ------         ------         ------      ------      -----
Net asset value, beginning of year ...     $18.53             $15.71         $12.59         $10.96      $ 9.28      $8.03
                                           ------             ------         ------         ------      ------      -----
Income from investment operations:
   Net investment income(1) ..........       0.15               0.28           0.25           0.18        0.14       0.08
   Net realized and unrealized
     gain (loss) .....................      (2.45)              2.95           3.07           1.54        1.64       1.19
                                           ------             ------         ------         ------      ------      -----
   Total income (loss) from
     investment operations ...........      (2.30)              3.23           3.32           1.72        1.78       1.27
                                           ------             ------         ------         ------      ------      -----
Less dividends and distributions:
   From net investment income ........      (0.27)             (0.24)         (0.20)         (0.09)      (0.10)     (0.02)
   From net realized gains ...........         --              (0.17)            --             --          --         --
                                           ------             ------         ------         ------      ------      -----
     Total distributions .............      (0.27)             (0.41)         (0.20)         (0.09)      (0.10)     (0.02)
                                           ------             ------         ------         ------      ------      -----
Net asset value, end of period .......     $15.96             $18.53         $15.71         $12.59      $10.96      $9.28
                                           ======             ======         ======         ======      ======      =====
Total return .........................      (8.22)%            21.01%         26.62%         15.77%      19.29%     15.87%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions) ...................       $645               $700           $524           $356        $211        $98
   Ratio of expenses to average
     net assets ......................       1.16%(2),(3)       1.17%(3)       1.11%(3)       1.23%       1.30%      1.28%
   Ratio of net investment income to
     average net assets ..............       1.84%(2)           1.64%          1.76%          1.49%       1.34%      0.98%
   Portfolio turnover rate ...........         19%(2)             16%            10%             5%         81%        74%


----------
(1)   Calculated using average shares outstanding for the year.

(2)   Annualized.

(3)   The ratio of expenses to average net assets for the six months ended April
      30, 2008 and years ended October 31, 2007 and 2006 reflect fees reduced as a result of an expense offset  arrangement with the Fund's custodian.  Had this  arrangement  not been in place,  this ratio  would have been  1.17%,
      1.17% and 1.17%, respectively.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2008                                           15

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period


                                        For the six
                                        months ended                        For the years ended October 31,
                                       April 30, 2008         -----------------------------------------------------------
                                         (unaudited)           2007           2006           2005        2004        2003
                                       --------------         ------         ------         ------      ------      -----
Net asset value, beginning of year ...     $18.59             $15.76         $12.62         $10.98      $ 9.30      $8.03
                                           ------             ------         ------         ------      ------      -----
Income from investment operations:
   Net investment income(1) ..........       0.16               0.32           0.29           0.21        0.14       0.11
   Net realized and unrealized
     gain (loss) .....................      (2.44)              2.96           3.07           1.54        1.66       1.18
                                           ------             ------         ------         ------      ------      -----
     Total income (loss) from
       investment operations .........      (2.28)              3.28           3.36           1.75        1.80       1.29
                                           ------             ------         ------         ------      ------      -----
Less dividends and distributions:
   From net investment income               (0.31)             (0.28)         (0.22)         (0.11)      (0.12)     (0.02)
   From net realized gains ...........         --              (0.17)            --             --          --         --
                                           ------             ------         ------         ------      ------      -----
     Total distributions .............      (0.31)             (0.45)         (0.22)         (0.11)      (0.12)     (0.02)
                                           ------             ------         ------         ------      ------      -----
Net asset value, end of period             $16.00             $18.59         $15.76         $12.62      $10.98      $9.30
                                           ======             ======         ======         ======      ======      =====
Total return .........................      (8.07)%            21.28%         26.98%         16.05%      19.54%     16.18%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions) ...................        $39                $45            $40            $34         $27        $58
   Ratio of expenses to average
     net assets ......................       0.91%(2),(3)       0.91%(3)       0.87%(3)       0.98%       1.05%      1.05%
   Ratio of net investment income to
     average net assets ..............       2.05%(2)           1.87%          2.02%          1.73%       1.33%      1.34%
Portfolio turnover rate ..............         19%(2)             16%            10%             5%         81%        74%


----------
(1)   Calculated using average shares outstanding for the year.

(2)   Annualized.

(3)   The ratio of expenses to average net assets for the six months ended April
      30, 2008 and years ended October 31, 2007 and 2006 reflect fees reduced as a result of an expense offset  arrangement with the Fund's custodian.  Had this  arrangement  not been in place,  this ratio  would have been  0.92%,
      0.91% and 0.94%, respectively.

   The accompanying notes are an integral part of these financial statements.

16

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2008 (unaudited)

1.    Organization and Significant Accounting Policies. BBH International Equity
      Fund (the  "Fund")  is a  separate  diversified  series of BBH Trust  (the
      "Trust"), which is registered under the Investment Company Act of 1940, as amended,  as an  open-end  management  investment  company.  The Trust was originally  organized  under the laws of the State of Maryland on July 16,
      1990 and re-organized as a Delaware  statutory trust on June 12, 2007. The
      Fund  commenced  operations  on June 6, 1997.  On February 20,  2001,  the
      Trustees  reclassified  the  Fund's  outstanding  shares as "Class N," and established  a new  class of  shares  designated  as  "Class  I".  Class I commenced  operations on October 30, 2002. Class N and Class I shares have different  operating  expenses.  Neither Class N shares nor Class I shares convert  to any other  class of the Fund.  At April 30,  2008,  there were seven series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles  generally  accepted  in the United  States of  America,  which require  management to make certain  estimates and assumptions at the date of the  financial  statements  and are based,  in part,  on the  following accounting policies. Actual results could differ from those estimates.

      A.    Valuation of Investments.  The BBH International Equity Fund employs a pricing  vendor  (ITG  Inc.) that uses a fair  valuation  model to establish daily valuations of portfolio securities.  The model looks at each security in the portfolio and determines daily valuations of portfolio  securities.  The  model  looks  at each  security  in the portfolio and determines the correlation  between the security and a set  of  market  factors,  such  as  the  price  of  ADRs,  futures, exchange-traded  funds,  and the U.S. market as measured by the 1000 largest  domestic  stocks.  The model  evaluates the security's beta compared to these  factors to determine  which factor should be used in determining its fair value.  The model analyzes data for the past
            90 days for each factor.  The model then  determines  the difference between the price of the factor at the local market close versus the price at 4 p.m.  Eastern Time to calculate a percentage by which the closing  price should be adjusted to reflect its fair value.  If ITG is  unable  to price a  security,  the  security  will be  priced in accordance with the Manual Pricing Procedures.

      B.    Accounting for Investments  and Income.  Security  transactions  are accounted  for on the  trade  date.  Realized  gains  and  losses on security  transactions are determined on the identified cost method.
            Dividend income and other  distributions  from portfolio  securities are recorded on the ex-dividend date. Non-cash dividends included in dividend  income,  if any,  are recorded at the fair market value of securities  received.  Distributions  received  on  securities  that represent  a return of capital or a capital  gain are  recorded as a reduction of cost of investments and/or as a realized gain. Interest income  is  accrued  daily.  Investment  income is  recorded  net of foreign taxes withheld where recovery of such tax is uncertain.

FINANCIAL STATEMENT  APRIL 30, 2008                                           17

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

      C.    Forward Foreign Currency Exchange Contracts. The Fund may enter into
            forward  foreign  currency  exchange   contracts   ("Contracts")  in
            connection with planned  purchases or sales of securities,  to hedge the U.S.  dollar  value of  portfolio  securities  denominated  in a particular  currency,  or to  increase  or shift its  exposure  to a
            currency  other  than  U.S.  dollars.   The  Fund  has  no  specific
            limitation  on the  percentage  of assets  which may be committed to these types of Contracts.  The Fund could be exposed to risks if the counterparties  to the  Contracts  are  unable  to meet the terms of their  contracts  or if the value of the  foreign  currency  changes unfavorably.  The U.S. dollar values of foreign currency  underlying all contractual  commitments  held by the Fund are determined  using forward  currency  exchange rates  supplied by a quotation  service.
            Information regarding forward foreign currency exchange Contracts is included at the end of the Portfolio of Investments.

      D.    Foreign Currency  Translations.  The accounting  records of the Fund are  maintained  in  U.S.  dollars.  Foreign  currency  amounts  are translated into U.S. dollars at the current rate of exchange of such
            currency   against  the  U.S.  dollar  to  determine  the  value  of
            investments,   assets  and  liabilities.   Purchases  and  sales  of
            securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions.  Upon the purchase or sale of a security  denominated in foreign currency, the Fund may enter into forward currency exchange  contracts for the purchase or sale,  for a fixed amount of U.S.  dollars of the amount of foreign currency involved in the underlying security transaction.
            Reported  net  realized  gains and  losses  arise  from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions,  and the difference  between the amounts of dividends, interest and foreign  withholding taxes recorded on the Fund's books and the U.S. dollar  equivalent of the amounts actually  received or
            paid.  Net  unrealized   appreciation  or  depreciation  on  foreign
            currency  translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

      E.    Restricted  Securities.  The Fund may invest in securities  that are subject  to legal  or  contractual  restrictions  on  resale.  These securities  generally  may be resold  in  transactions  exempt  from registration  or to the  public if the  securities  are  registered.
            Disposal of these securities may involve time-consuming negotiations and  expense,  and  prompt  sale  at  an  acceptable  price  may  be difficult.

      F.    Securities  Lending.  The Fund may lend its portfolio  securities to broker-dealers, qualified banks and certain institutional investors.
            The loans are secured by  collateral  in an amount equal to at least the  market  value at all times of the  loaned  securities  plus any accrued  interest and dividends.  During the time the securities are on loan,  the  Fund  will  continue  to  receive  the  interest  and dividends or amounts  equivalent  thereto,  on the loaned securities while  receiving a fee from the borrower or earning  interest on the investment of the cash collateral.  Loans are subject to termination at the option of the borrower or the Fund.  Upon  termination of the loan, the borrower

18

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

            will  return  to the  lender  securities  identical  to  the  loaned securities. The Fund may pay reasonable finders', administrative and custodial  fees in connection  with a loan of its securities and may share the interest earned on the collateral  with the borrower.  The
            Fund bears the risk of delay in recovery  of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. Information regarding securities lending is included at the end of the Portfolio of Investments.

      G.    Federal Income Taxes.  It is the Trustees  policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated  investment companies and to distribute all of its taxable income to its  shareholders.  Accordingly,  no  federal  income  tax provision is required.  The Fund files a tax return  annually  using tax accounting  methods  required under provisions of the Code which may differ  from  accounting  principles  generally  accepted in the
            United  States  of  America,  the  basis  on which  these  financial statements are prepared.  Accordingly,  the amount of net investment income and net realized gain reported on these financial  statements may  differ  from that  reported  on the  Fund's  tax  return due to certain  book-to-tax  timing differences such as losses deferred due
            to  "wash  sale"   transactions  and  utilization  of  capital  loss
            carryforwards  and the recognition of unrealized  gains or losses on open forward foreign currency exchange contracts and passive foreign investment  companies  at year  end.  These  differences  result  in temporary  over-distributions  for financial  statement purposes and are  classified  as  distributions  in  excess  of  accumulated  net realized gains or net investment income.  These distributions do not
            constitute   a  return  of  capital.   Permanent   differences   are
            reclassified  on the  Statement of Assets &  Liabilities  based upon their tax classification. As such, the character of distributions to shareholders  reported in the Financial  Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      H.    Dividends  and   Distributions   to   Shareholders.   Dividends  and
            distributions  to shareholders,  if any, are generally  declared and paid  annually and are  recorded on the  ex-dividend  date.  The tax character  of  distributions  paid  during  the fiscal  years  ended
            October 31, 2007 and 2006, respectively, were as follows:

                             Distribution paid from:
--------------------------------------------------------------------------------
                           Net           Total                        Total
          Ordinary      long term       taxable      Tax return   distributions
           income     capital gain   distributions   of capital       paid
         ----------   ------------   -------------   ----------   -------------
2007:    $8,957,898    $6,173,183     $15,131,081        --        $15,131,081
2006:     6,336,749            --       6,336,749        --         6,336,749

FINANCIAL STATEMENT  APRIL 30, 2008                                           19

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

            As of October 31, 2007 and 2006,  respectively,  the  components  of accumulated earnings/(deficit) on a tax basis were as follows:


                                  Components of accumulated earnings/(deficit):
---------------------------------------------------------------------------------------------------------------
                                                                                                       Total
           Undistributed     Undistributed                     Accumulated       Unrealized         accumulated
             ordinary          long-term       Accumulated     capital and      appreciation/        earnings/
               income        capital gains       earnings      other losses     (depreciation)       (deficit)
            ------------     -------------     -----------     ------------     --------------     ------------
2007:       $14,994,642       $27,620,467      $42,615,109          --           $224,685,191      $267,300,300
2006:         8,612,204         6,171,571       14,783,775          --            142,373,535       157,157,310


            Total distributions paid may differ from the Statement of Changes in
            Net Assets because, for tax purposes,  dividends are recognized when actually paid.

            The  differences   between   book-basis  and  tax-basis   unrealized
            appreciation/(depreciation)  is  attributable  primarily  to the tax deferral of losses on wash sales, PFICs marked to market and forward currency marked to market.

      I.    Accounting  Developments.  In  June  2006,  the  Fund  adopted  FASB
            Interpretation  No. 48 "Accounting  for Uncertainty in Income Taxes"
            ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be  recognized,  measured,  presented  and  disclosed  in the
            financial  statements.   FIN  48  requires  the  evaluation  of  tax
            positions  taken or expected to be taken in the course of  preparing the Fund's tax returns to determine  whether that tax  positions are
            "more-likely-than-not"  of being  sustained  by the  applicable  tax authority. Tax positions not deemed to meet the more-likely-than-not threshold  would be  recorded  as a tax  benefit  or  expense in the current year. The adoption of FIN 48 had no impact on the operations of the Fund for the period ended April 30, 2008.

            In September 2006,  Statement of Financial  Accounting Standards No.
            157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value,  establishes a framework  for  measuring  fair value and expands  disclosures  about fair value  measurements.  Management is currently  evaluating the  implication of SFAS 157. At this time its
            impact  on  the  Fund's  financial   statements  has  not  yet  been
            determined.

            In March 2008,  Statement of Financial Accounting Standards No. 161,
            Disclosures  about  Derivative  Instruments  and Hedging  Activities
            (SFAS 161),  was issued and is effective for fiscal years  beginning after November 15, 2008. SFAS 161 requires  enhanced  disclosures to provide information about the reasons the Fund invests in derivative instruments,  the  accounting  treatment and the effect  derivatives have on financial  performance.  Management is currently  evaluating the  impact  the  adoption  of SFAS  161  will  have  on the  Fund's financial statement disclosures.

20

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

2.    Transactions with Affiliates.

      Advisory  and  Administrative  Fees.  Effective  June  12,  2007,  under a
      combined  Investment   Advisory  and  Administrative   Services  Agreement
      ("Agreement") with the Trust, a separately  identifiable department within
      Brown  Brothers  Harriman  &  Co.  ("BBH")  provides   investment  advice,
      portfolio management and administrative services to the Fund. BBH receives a combined  fee from the Fund for  advisory  and  administrative  services calculated daily and paid monthly at an annual rate equivalent to 0.80% of the Fund's  average  daily net  assets.  Prior to June 12,  2007,  under a separate  agreement  that covered only advisory  fees,  BBH received a fee from the Fund calculated daily and paid monthly at an annual rate of 0.65%
      of the Fund's average daily net assets and Brown  Brothers  Harriman Trust
      Company,  LLC  ("BBHTC")  the  Fund's  administrator,   under  a  separate
      agreement that covered only administrative  services,  received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to
      0.15% of the  Fund's  average  daily net  assets.  BBH has a  sub-advisory agreement  with Walter  Scott & Partners  Limited  ("Walter  Scott"),  and
      Mondrian Investment Partners Limited ("Mondrian"),  for which Walter Scott
      and   Mondrian   receive   compensation   paid   by   BBH.   BBH   has   a
      sub-administration  services  agreement  with Federated  Services  Company
      ("FSC")  for  which FSC  receives  compensation  paid by BBH.  For the six months ended April 30, 2008, the Fund incurred $2,674,704 for advisory and administrative services.

      Shareholder  Servicing  Fees.  The  Trustee  has a  shareholder  servicing agreement  with BBH for which BBH receives a fee from the Fund  calculated daily  and paid  monthly  at an  annual  rate of 0.25% of Class N  shares'
      average  daily net assets.  For the six months ended April 30,  2008,  the
      Fund incurred $787,018 for shareholder servicing services.

      Custody and  Accounting  Fees. BBH acts as a custodian and shall receive a custody  and  accounting  fee  from  the Fund  calculated  daily  and paid monthly.  BBH holds all cash and  investments and calculates the daily net asset  value.  The custody fee is a  transaction  based fee with an annual minimum of $30,000,  and the  accounting  fee is  calculated  at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next
      $400 million of net assets and 0.01% per annum on all net assets over $500 million.  For the  six-months  ended  April 30,  2008,  the Fund  incurred
      $214,068 for custody and accounting  services.  These fees were reduced by
      $13,837  as a result of an  expense  offset  arrangement  with the  Fund's custodian.  In the event  that the Fund is  overdrawn,  under the  custody agreement  with BBH,  BBH will make  overnight  loans to the Fund to cover overdrafts.  Pursuant  to their  agreement  the Fund will pay the  Federal
      Funds  overnight  investment  rate  on the  day of  overdraft.  The  total interest  paid by the Fund for the six  months  ended  April 30,  2008 was
      $2,750.

      Securities  Lending Fees. The Trust has a security lending  agreement with
      BBH for which BBH receives a fee from the Fund for each  security  loaned.
      For the six months ended April 30,  2008,  the Fund paid $1,918 to BBH for security lending services.

FINANCIAL STATEMENT  APRIL 30, 2008                                           21

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

      Board of Trustees'  Fees.  Each Trustee  receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2008, the Fund incurred $35,217 for these fees.

3.    Investment Transactions. For the six months ended April 30, 2008, the cost of purchases and the proceeds of sales of investment securities other than short-term  investments were  $67,941,800 and  $63,361,509,  respectively.
      There were no purchases or sales of U.S. government obligations during the period.

4.    Securities on Loan. As of April 30, 2008,  the Fund had securities on loan with an aggregate market value of $3,956,472. The Fund received $4,177,397 in cash as  collateral  for  securities on loan which was used to purchase highly  liquid  short-term  investments  in  accordance  with  the  Fund's security lending procedures.

5.    Capital Stock. BBH Fund, Inc. was permitted to issue 2,500,000,000  shares of capital stock, par value $.001 per share, of which  277,777,778  shares were classified as Class N shares of the Fund and 277,777,778  shares were classified  as Class I shares of the  Fund.  The  Trust  offers  unlimited shares without par value.  Transactions in shares of capital stock were as follows:


                                           SHARES                                  AMOUNT
                             -----------------------------------     -----------------------------------
                              For the six           For the           For the six           For the
                              months ended         year ended         months ended         year ended
                             April 30, 2008     October 31, 2007     April 30, 2008     October 31, 2007
                             --------------     ----------------     --------------     ----------------
Class N
Capital stock sold ........     3,419,648           7,488,347        $ 135,152,818        $124,535,007
Capital stock issued in
  connection with
  reinvestment
  of dividends ............     1,068,705              20,453           17,345,081             325,815
Capital stock redeemed ....    (1,805,462)         (3,073,266)        (109,738,621)        (51,902,267)
                                ---------           ---------        -------------        ------------
Net increase ..............     2,682,891           4,435,534        $  42,759,278        $ 72,958,555
                                =========           =========        =============        ============


22

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)


                                           SHARES                                  AMOUNT
                             -----------------------------------     -----------------------------------
                                 For the             For the            For the             For the
                               year ended          year ended          year ended          year ended
                             April 30, 2008     October 31, 2007     April 30, 2008     October 31, 2007
                             --------------     ----------------     --------------     ----------------
Class I
Capital stock sold ........           --              63,172                 --            $ 1,000,000
Capital stock issued in
  connection with
  reinvestment
  of dividends ............           --                  --                 --                     --
Capital stock redeemed ....           --            (171,080)                --             (3,000,201)
                                                    --------                               -----------
Net decrease ..............           --            (107,908)                --            $(2,000,201)
                                                    ========                               ===========


FINANCIAL STATEMENT  APRIL 30, 2008                                           23

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
April 30, 2008 (unaudited)

EXAMPLE

As a shareholder of BBH  International  Equity Fund (the "Fund"),  you may incur two types of costs:  (1)  transaction  costs on  purchase  payments,  reinvested dividends,  or other distributions;  redemption fees; and exchange fees; and (2)
ongoing costs, including management fees; and other Fund expenses.  This Example is intended to help you understand  your ongoing costs (in dollars) of investing in the Fund and to compare  these costs with the ongoing  costs of  investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

ACTUAL EXPENSES
The first line of the table below  provides  information  about  actual  account values and actual expenses.  You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),  then  multiply  the result by the number in the first line under the heading  entitled  "Expenses  Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second  line of the table  below  provides  information  about  hypothetical account  values and  hypothetical  expenses  based on the Fund's actual  expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical  account values and expenses may not be used to estimate  the actual  ending  account  balance or  expenses  you paid during the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so,  compare this 5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

24

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2008 (unaudited)

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs  only  and  do not  reflect  any  transactional  costs,  such  as redemption  fees or exchange  fees.  Therefore,  the second line of the table is useful in comparing  ongoing  costs only,  and will not help you  determine  the
relative  total  costs  of  owning  different  funds.  In  addition,   if  these
transactional costs were included, your costs would have been higher.

Class N
                                                               Expenses Paid
                          Beginning           Ending           During Period
                        Account Value     Account Value       November 1, 2007
                      November 1, 2007    April 30, 2008    to April 30, 2008(1)
                      ----------------    --------------    --------------------
Actual ............        $1,000           $1,082.20              $6.01
Hypothetical(2) ...        $1,000           $1,019.10              $5.82

Class I
                                                               Expenses Paid
                          Beginning           Ending           During Period
                        Account Value     Account Value       November 1, 2007
                      November 1, 2007    April 30, 2008    to April 30, 2008(1)
                      ----------------    --------------    --------------------
Actual .............       $1,000           $1,080.70              $4.71
Hypothetical(2) ....       $1,000           $1,020.34              $4.57

----------
(1)   Expenses  are equal to the Fund's  annualized  expense  ratio of 1.16% and
      0.91% for Class N and I shares,  respectively,  multiplied  by the average account  value over the  period,  multiplied  by 182/366  (to  reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation,  the applicable  annualized  expense ratio is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT  APRIL 30, 2008                                           25

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
April 30, 2008 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement
At a meeting held on December 11, 2006,  the Board of Trustees  (the "Board") of
the Trust unanimously approved a new Combined Investment Advisory/Administrative
Services Agreement ("Combined  Agreement").  The Board determined that the terms of the  Combined  Agreement  will be  substantially  identical  to  those of the current  advisory and  administration  agreements of the Funds,  noting that the most significant  difference in the Combined  Agreement is a single fee for both advisory and administrative  services. The following is a summary of the factors the Board took into consideration in making its determination to approve the new
Combined Agreement.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman & Co.
("BBH")
The Board noted that, under the Combined Agreement in respect of each Fund, BBH, subject to the  supervision of the Board,  will be  responsible  for providing a continuous  investment  program  and  making  purchases  and sales of  portfolio securities  consistent  with the Funds'  investment  objective and policies.  In addition, subject to the supervision of the Board, BBH is permitted to supervise one or more  subadvisers  and  evaluate  holdings and  performance  results on a
continuous  basis  for  BBH  International   Equity  Fund.  Under  the  Combined
Agreement, BBH also provides administrative services to each Fund.

The Board  considered  the scope and  quality of  services to be provided by BBH under the Combined  Agreement and noted that the scope of services  provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example,  BBH is responsible  for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs  have  recently  been refined and  enhanced in light of new  regulatory requirements.  The Board  considered the quality of the investment  research and administrative  capabilities  of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall,  they were satisfied  with the  nature,  extent and  quality  of  services  expected  to be provided to each of the Funds under the Combined Agreement.

Subject to the  supervision  of the Board,  BBH  oversees the  sub-advisers  and evaluates their results.  BBH reviews  portfolio  performance,  characteristics, departures of key personnel of the  sub-advisers  and any other relevant topics.
BBH also  analyzes  and  monitors  economic  trends  and  monetary  policy  on a continuous  basis.  The  holdings of the BBH  International  Equity Fund and the allocation  of  assets  to the  sub-advisers  are  regularly  reviewed  with the objective  of  enhancing  the total rate of return over a full market  cycle and dampening return volatility.

Costs of Services Provided and Profitability to BBH
At  the  request  of  the  Board,  BBH  provided   information   concerning  the
profitability of BBH's current  investment  company advisory and other fees. The
Board also reviewed BBH's  profitability data for each Fund, which also included the effect of revenue  generated by the shareholder  servicing,  administration, custody

26

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2008 (unaudited)

and other fees paid by the Fund.  The Board  discussed the  difficulty of making comparisons of profitability  because  comparative  information is not generally publicly available and is affected by numerous factors,  including the structure of the  service  provider,  the types of funds it manages and  administers,  its business  mix,  numerous  assumptions  regarding  allocations  and the  entity's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses,  as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution  expenses.  The Board concluded  that it was  satisfied  that BBH's  level of  profitability  from its relationship with each Fund was not excessive.

Fall-Out Benefits
The  Board   considered  that  BBH  does  not  allocate  the  Funds'   portfolio
transactions for third party research,  although it did benefit from proprietary research  received  from brokers that execute the Funds'  purchases and sales of securities.  The Board  recognized  that the  aggregate  amount  of  commissions generated by Fund  transactions  was  unlikely to result in the Funds  receiving from full service broker dealers substantial  discounts on commission rates. The
Board received and reviewed  information  concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also  considered  that BBH receives  shareholder  servicing  fees from certain funds, and is the Funds' administrator, custodian and securities lending agent.  The Board  noted that BBH  retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board  recognized  that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial  assets  are  invested  in  the  Funds  as a  result  of an  overall investment  management  program  for the  shareholder.  The Board noted that the
Funds also derive  reputational  and other benefits from their  association with
BBH and their use of the BBH name,  which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues  associated  with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale
The Board  noted  that the Funds'  combined  fee  schedules,  other than the fee schedule for BBH Money Market Fund, do not contain breakpoints.  As a result, if assets  increase,  the fee rates  would not be  reduced  for these  Funds on the incremental  assets.  With respect to the BBH Money Market Fund,  the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into  account  the  effects of  inflation  or such other basis as may be appropriate,  subject to the approval of  shareholders to the extent required by the 1940 Act.

FINANCIAL STATEMENT  APRIL 30, 2008                                           27

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2008 (unaudited)

There may be other  economies of scale  because many  expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its  services in  recognition  of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these  services and total  expenses for each Fund were fair and reasonable.  In addition,  the Board noted that over the years BBH had supported
certain  Funds  through  fee  waivers  and  expense  reimbursements.   Based  on
information  they had been provided over many years,  the Board observed that in the mutual  fund  industry  as a whole,  as well as among  funds  similar to the
Funds,  there  appeared  to be no  uniformity  or  pattern in the fees and asset levels at which  breakpoints (if any) apply. In light of the Funds' current size and expense structure,  the Board concluded that it was unnecessary at this time to consider  breakpoints with respect to the Funds, other than for the BBH Money
Market Fund.

Investment Results
The Board considered the investment  results of each of the Funds as compared to investment  companies  with its peers and with one or more  selected  securities indices.  In addition to the  information  received by the Board for the meeting held on October 2, 2006, the Board received detailed performance information for each Fund at each regular Board meeting  during the year. At the meeting held on
October 2, 2006, the Board reviewed information showing performance of each Fund compared to its peers over the prior 1-, 3-, and 5- year  periods  and  compared the performance  information to one or more  securities  indices over comparable periods.

Combined Fee Rate
The  Board  considered  the fee  rate to be paid by each  Fund to BBH The  Board recognized that it is difficult to make  comparisons of these fee rates, and the combined advisory and  administration  fees, because there are variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Combined
Agreement.  For example,  in addition to a continuous  investment  program,  BBH provides,  among other things,  officers  (including the Funds' Chief Compliance
Officer and  officers to provide  required  certifications)  and  administrative services,  such as  shareholder  communications,  and tax  compliance,  with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following  factors specific to the BBH  International  Equity Fund also were noted and considered by the Board in deciding to approve the Combined Agreement:

The Board reviewed the performance of the BBH International  Equity Fund's Class
N shares and Class I shares  versus the MSCI  Europe,  Australasia  and Far East
Index  (the  "Index")  The  Board   considered   the   performance  of  the  BBH
International Equity Fund and each sub-advisor since adopting a multi-manager

28

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2008 (unaudited)

approach and employing two  sub-advisors  in January 2004. The Board  recognized that  divergence  from the Index,  particularly  during  periods of  significant market  movements,  was to be expected  because each of the  sub-advisers  has a clearly  defined  fundamental  investment  style with only  modest  concern  for tracking error to the Index.  The Board reviewed the overall  investments of the
Fund and  concluded  that the  portfolio  was  broadly  diversified  in terms of country  exposure,  sector  exposure and specific  company risk. The Board noted
that the  performance  of both share classes before all expenses was better than the Index since January 31, 2004,  but observed  that on an after-fee  basis the
Fund had  trailed  the Index.  The Board also noted the  expense  ratio for both share  classes  were in line  with many  funds of  similar  size and  investment mandate. Taking into account these comparisons and the other factors considered, the Board concluded that the BBH  International  Equity Fund's recent investment results and its total expense ratio had been satisfactory.

Conflicts of Interest
As a general matter,  certain conflicts of interest may arise in connection with a portfolio manager's  management of a Fund's investments,  on the one hand, and
the   investments  of  other  accounts  for  which  the  portfolio   manager  is
responsible, on the other. For example, it is possible that the various accounts managed  could  have  different  investment  strategies  that,  at times,  might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account,  possible conflicts could arise in determining how to allocate them.  Other  potential  conflicts might include  conflicts  created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio  trades and/or  specific uses of commissions  from  Fund  portfolio  trades  (for  example,  research,  or  "soft dollars").

BBH has adopted and implemented policies and procedures, including brokerage and trade  allocation  policies  and  procedures,  which  it  believes  address  the conflicts  associated with managing multiple  accounts for multiple clients.  In addition,  BBH monitors a variety of areas,  including  compliance  with account investment guidelines, the inclusion only of securities approved for purchase by the BBH's Fixed Income Credit  Committee,  and compliance with the BBH's Code of
Ethics.  Finally,  BBH has structured the portfolio managers'  compensation in a manner, and the Funds have adopted policies and procedures,  reasonably designed to  safeguard  a Fund from  being  negatively  affected  as a result of any such potential conflicts.

FINANCIAL STATEMENT  APRIL 30, 2008                                           29

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings
Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                               Semi-Annual Report
                                 APRIL 30, 2008

                              BBH REAL RETURN FUND


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
April 30, 2008 (unaudited)

BREAKDOWN BY SECURITY TYPE

                                                                     Percent of
                                                     U.S. $ Value    Net Assets
                                                     ------------    ---------
Asset Backed Securities ..........................    $ 2,865,771        2.1%
Corporate Bond ...................................      7,358,932        5.3
U.S. Treasury Notes and Bonds ....................    126,071,984       90.9
Cash and Other Assets in Excess of Liabilities ...      2,421,945        1.7
                                                     ------------      -----
NET ASSETS .......................................   $138,718,632      100.0%
                                                     ============      =====

All  data as of April  30,  2008.  The  Fund's  breakdown  by  security  type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

2

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2008 (unaudited)
(expressed in U.S. dollars)

 Principal
  Amount                                                                Value
-----------                                                          -----------
              U.S. TREASURY NOTES AND BONDS (90.9%)
$18,719,724   1.625%, 1/15/2015(1) ..............................   $ 19,266,696
  8,120,137   1.875%, 7/15/2013(1) ..............................      8,529,319
 13,506,299   1.875%, 7/15/2015(1) ..............................     14,110,922
 12,909,971   2.000%, 4/15/2012(1) ..............................     13,576,655
     22,461   2.000%, 7/15/2014(1) ..............................         23,690
  2,186,489   2.000%, 1/15/2016(1) ..............................      2,296,668
  5,652,874   2.000%, 1/15/2026(1) ..............................      5,617,544
  1,805,536   2.375%, 1/15/2017(1) ..............................      1,948,003
 18,901,100   2.375%, 1/15/2025(1) ..............................     19,884,543
 10,423,819   2.375%, 1/15/2027(1) ..............................     10,961,292
  5,477,054   2.500%, 7/15/2016(1) ..............................      5,970,416
  1,787,468   2.625%, 7/15/2017(1) ..............................      1,966,632
 13,233,420   3.375%, 1/15/2012(1) ..............................     14,577,433
    748,031   3.500%, 1/15/2011(1) ..............................        814,126
  5,009,231   3.875%, 4/15/2029(1) ..............................      6,528,045
                                                                    ------------
              Total U.S. Treasury Notes and Bonds
              (Identified cost $119,408,817) ....................    126,071,984
                                                                    ------------
              ASSET BACKED SECURITIES (2.1%)
  2,900,000   Advanta Business Card Master
                Trust 2005-C1 3.310%, 8/22/11(2) ................      2,655,250
  1,202,980   Greenpoint Mortgage Funding
                Trust 2006-HE1 2.888%, 3/12/37(2) ...............        210,521
                                                                    ------------
              Total Asset Backed Securities
              (Identified cost $4,102,981) ......................      2,865,771
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2008                                            3

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
(expressed in U.S. dollars)

 Principal
  Amount                                                                Value
-----------                                                          -----------
              CORPORATE BOND (5.3%)
              FINANCE (5.3%)

$ 9,157,000   SLM Corp. 6.400%, 01/31/2014(2) ...................   $  7,358,932
                                                                    ------------
              Total Corporate Bond
              (Identified cost $9,147,185) ......................      7,358,932
                                                                    ------------
TOTAL INVESTMENTS (Identified cost $132,658,983)(3) ....    98.3%   $136,296,687
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .........     1.7       2,421,945
                                                            -----   ------------
NET ASSETS .............................................   100.0%   $138,718,632
                                                           ======   ============
----------
(1)   Inflation Protected Security.

(2)   Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30,
      2008 coupon or interest rate.

(3)   The aggregate cost for federal income tax purposes is $132,658,983, the aggregate gross unrealized appreciation is $6,708,334 and the aggregate gross unrealized depreciation is $3,070,630, resulting in net unrealized appreciation of $3,637,704.

   The accompanying notes are an integral part of these financial statements.

4

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
(expressed in U.S. dollars)

At April 30, 2008, the Fund had the following open swap agreements:

                                                                    Amount Due
 Notional                                                       from (to) Broker
  Amount                        Description                         at Value
---------                       -----------                     ----------------
4,300,000   Agreement with Lehman Brothers to receive 0.390%
            interest in exchange for providing protection
            against default on a bond issued by Bear Stearns
            Companies, Inc.                                        $ (71,722)
8,000,000   Agreement with Goldman Sachs terminating 06/20/14
            to pay 2.120% interest in exchange for receiving
            7 yr protection against default on a bond from
            SLMA Corporation.                                        502,959
4,300,000   Agreement with Goldman Sachs to receive 1.545%
            interest in exchange for providing protection
            against default on a bond issued by Bear Stearns
            Companies, Inc.                                         (114,647)
5,350,000   Agreement with Lehman Brothers to pay 0.165%
            interest in exchange for receiving protection
            against default on a bond issued by American
            Express Company.                                         182,151
5,350,000   Agreement with Goldman Sachs to receive 0.470%
            interest in exchange for providing protection
            against default on a bond issued by American
            Express Company.                                        (120,888)
                                                                   ---------
                                                                   $ 377,853
                                                                   =========

As of April  30,  2008,  the Fund had  segregated  sufficient  cash to cover any accrued but unpaid net amounts owed to a swap counterparty.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2008                                            5

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2008 (unaudited)


ASSETS:
   Investments in securities, at value (identified cost $132,658,983) ...    $136,296,687
   Cash .................................................................         113,418
   Foreign currency at value (identified cost $5) .......................               5
   Segregated cash ......................................................       2,243,468
   Receivables for:
     Interest and other receivables .....................................         715,091
     Swap agreements ....................................................         377,853
     Capital stock sold .................................................          32,735
                                                                             ------------
       Total Assets .....................................................    $139,779,257
                                                                             ------------
LIABILITIES:
   Payables for:
     Capital stock redeemed .............................................         597,159
     Custody and accounting fees ........................................         173,087
     Investment advisory fees ...........................................          67,993
     Shareholder servicing fees .........................................          58,924
     Professional fees ..................................................          35,300
     Administrative fees ................................................          27,195
     Board of Trustees' fees ............................................          23,877
     Accrued expenses and other liabilities .............................          77,090
                                                                             ------------
       Total Liabilities ................................................       1,060,625
                                                                             ------------
NET ASSETS ..............................................................    $138,718,632
                                                                             ============
Net Assets Consist of:
   Par value ............................................................    $     13,326
   Paid-in capital ......................................................     162,870,047
   Undistributed net investment income ..................................       1,586,697
   Accumulated net realized loss on investments and
     foreign exchange transactions ......................................     (29,770,281)
   Net unrealized appreciation on investments and
     foreign currency translations ......................................       4,018,843
                                                                             ------------
Net Assets ..............................................................    $138,718,632
                                                                             ============
CLASS N SHARES NET ASSET VALUE
   ($129,634,547 / 12,456,632 shares outstanding) .......................          $10.41
                                                                                   ======
CLASS I SHARES NET ASSET VALUE
   ($9,084,085 / 868,936 shares outstanding) ............................          $10.45
                                                                                   ======


   The accompanying notes are an integral part of these financial statements.

6

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2008 (unaudited)


NET INVESTMENT INCOME:
   Income:
     Interest and other income ...............................................  $ 5,714,962
                                                                                -----------
       Total Income ..........................................................    5,714,962
                                                                                -----------
   Expenses:
     Investment advisory fees ................................................      258,323
     Shareholder servicing fees ..............................................      204,650
     Administrative fees .....................................................      103,329
     Custody and accounting fees .............................................      193,842
     Board of Trustees' fees .................................................       26,910
     Professional fees .......................................................       16,658
     Miscellaneous expenses ..................................................      123,269
                                                                                -----------
       Total Expenses ........................................................      926,981
       Expense offset arrangement ............................................       (5,314)
                                                                                -----------
       Net Expenses ..........................................................      921,667
                                                                                -----------
   Net Investment Income .....................................................    4,793,295
                                                                                -----------

NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments, futures contracts and swap agreements ...    8,554,977
   Net realized loss on foreign exchange transactions ........................     (384,054)
                                                                                -----------
     Net realized gain .......................................................    8,170,923
                                                                                -----------
   Net change in unrealized depreciation on investments,
     swap agreements and futures contracts ...................................     (721,445)
   Net change in unrealized depreciation on foreign
     currency translations ...................................................      (48,404)
                                                                                -----------
     Net change in unrealized depreciation ...................................     (769,849)
                                                                                -----------
       Net Realized and Unrealized Gain ......................................    7,401,074
                                                                                -----------
   Net Increase in Net Assets Resulting from Operations ......................  $12,194,369
                                                                                ===========


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2008                                            7

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                       For the six              For the
                                                                       months ended            year ended
                                                                      April 30, 2008           October 31,
                                                                       (unaudited)                2007
                                                                      --------------         -------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
     Net investment income ......................................     $   4,793,295          $  12,182,394
     Net realized gain (loss) on investments, foreign exchange
       transactions, futures contracts and swap agreements ......         8,170,923            (10,856,433)
     Net change in unrealized appreciation (depreciation)
       on investments, foreign currency translations and
       futures contracts ........................................          (769,849)             2,811,829
                                                                      -------------          -------------
     Net increase in net assets resulting from operations .......        12,194,369              4,137,790
                                                                      -------------          -------------
   Dividends and distributions declared:
     From net investment income:
     Class N ....................................................        (3,047,641)            (8,170,933)
     Class I ....................................................          (707,577)            (3,702,005)
     Class A ....................................................                --                 (2,183)
     From net realized gains
     Class N ....................................................                --                     --
     Class I ....................................................                --                     --
     Class A ....................................................                --                     --
                                                                      -------------          -------------
       Total dividends and distributions declared ...............        (3,755,218)           (11,875,121)
                                                                      -------------          -------------
   Capital stock transactions:
     Net proceeds from sales of capital stock ...................         8,259,984             37,895,788
     Net asset value of capital stock issued to
       shareholders for reinvestment of dividends
       and distributions ........................................         3,380,348              9,269,309
     Net cost of capital stock redeemed .........................      (159,145,696)          (245,269,850)
                                                                      -------------          -------------
     Net decrease in net assets resulting from
       capital stock transactions ...............................      (147,505,364)          (198,104,753)
                                                                      -------------          -------------
       Total decrease in net assets .............................      (139,066,213)          (205,842,084)

NET ASSETS:
   Beginning of year ............................................       277,784,845            483,626,929
                                                                      -------------          -------------
   End of period (including undistributed net investment
     income of $1,586,697 and $548,620, respectively). ..........     $ 138,718,632          $ 277,784,845
                                                                      =============          =============


   The accompanying notes are an integral part of these financial statements.

8

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period


                                           For the six
                                          months ended                        For the years ended October 31,
                                         April 30, 2008       --------------------------------------------------------------
                                           (unaudited)         2007          2006          2005          2004          2003
                                         --------------       ------        ------        ------        ------        ------
Net asset value, beginning of year ....      $10.16           $10.39        $11.00        $11.32        $11.32        $10.89
                                             ------           ------        ------        ------        ------        ------
Income from investment operations:
   Net investment income(1) ...........        0.21             0.32          0.52          0.46          0.38          0.35
   Net realized and unrealized
     gain (loss) ......................        0.25            (0.19)        (0.31)        (0.14)         0.45          0.71
                                             ------           ------        ------        ------        ------        ------
       Total income from investment
       operations .....................        0.46             0.13          0.21          0.32          0.83          1.06
                                             ------           ------        ------        ------        ------        ------
Less dividends and distributions:
   From net investment income .........       (0.21)           (0.36)        (0.52)        (0.45)        (0.40)        (0.33)
   From net realized gains ............          --               --         (0.30)        (0.19)        (0.43)        (0.30)
                                             ------           ------        ------        ------        ------        ------
Total dividends and distributions .....       (0.21)           (0.36)        (0.82)        (0.64)        (0.83)        (0.63)
                                             ------           ------        ------        ------        ------        ------
Net asset value, end of period ........      $10.41           $10.16        $10.39        $11.00        $11.32        $11.32
                                             ======           ======        ======        ======        ======        ======
Total return ..........................        4.50%            1.30%         1.91%         2.91%         7.77%        10.05%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions) ....................        $130             $200          $357          $489          $373          $380
   Expenses as a percentage of
     average net assets ...............        1.07%(2),(3)     0.83%(2)      0.71%(2)      0.71%(2)      0.72%(2)      0.67%(2),(4)
   Ratio of net investment income
     to average net assets ............        3.97%(3)         3.16%         4.97%         4.10%         3.43%         3.43%
Portfolio turnover rate ...............          95%(3)          268%          496%(5)       572%          553%          393%


----------
(1)   Calculated using average shares outstanding for the period.

(2)   The ratio of expenses to average net assets for the six months ended April
      30, 2008, and the years ended October 31, 2007, 2006, 2005, 2004 and 2003 reflect fees reduced as a result of an expense offset arrangement with the
      Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.53%, 0.84%, 0.71%, 0.71%, 0.72% and 0.67%, respectively.

(3)   Annualized.

(4)   Had the expense payment agreement which terminated on July 31, 2003 not been in place, the ratio of expenses to average net assets would have been as follows:


                                                N/A              N/A           N/A           N/A           N/A          0.72%


(5)   2006 year amount has been restated to align disclosure with current period presentation.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2008                                            9

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period


                                           For the six
                                          months ended                        For the years ended October 31,
                                         April 30, 2008       --------------------------------------------------------------
                                           (unaudited)         2007          2006          2005          2004          2003
                                         --------------       ------        ------        ------        ------        ------
Net asset value, beginning of year ....      $10.20           $10.42        $11.03        $11.33        $11.34        $10.90
                                             ------           ------        ------        ------        ------        ------
Income from investment operations:
   Net investment income(1) ...........        0.22             0.39          0.56          0.49          0.43          0.38
   Net realized and unrealized
     gain (loss) ......................        0.25            (0.24)        (0.34)        (0.12)         0.41          0.72
                                             ------           ------        ------        ------        ------        ------
       Total income from
         investment operations ........        0.47             0.15          0.22          0.37          0.84          1.10
                                             ------           ------        ------        ------        ------        ------
Less dividends and distributions:
   From net investment income .........       (0.22)           (0.37)        (0.53)        (0.48)        (0.42)        (0.36)
   From net realized gains ............          --               --         (0.30)        (0.19)        (0.43)        (0.30)
                                             ------           ------        ------        ------        ------        ------
Total dividends and distributions .....       (0.22)           (0.37)        (0.83)        (0.67)        (0.85)        (0.66)
                                             ------           ------        ------        ------        ------        ------
Net asset value, end of period ........      $10.45           $10.20        $10.42        $11.03        $11.33        $11.34
                                             ======           ======        ======        ======        ======        ======
Total return ..........................        4.61%            1.53%         2.11%         3.30%         7.99%        10.27%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions) ....................          $9              $78          $120           $96           $83           $55
   Expenses as a percentage of
     average net assets ...............        0.85%(2),(3)     0.58%(2)      0.46%(2)      0.46%(2)      0.47%(2)      0.42%(2),(4)
   Ratio of net investment income
     to average net assets ............        4.18%(3)         3.76%         5.36%         4.33%         3.78%         3.16%
Portfolio turnover rate ...............          95%(3)          268%          496%(5)       572%          553%          393%


----------
(1)   Calculated using average shares outstanding for the year.

(2)   The ratio of expenses to average net assets for the six months ended April
      30, 2008, and the years ended October 31, 2007, 2006, 2005, 2004 and 2003 reflect fees reduced as a result of an expense offset arrangement with the
      Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.43%, 0.59%, 0.45%, 0.46%, 0.46% and 0.42%, respectively.

(3)   Annualized.

(4)   Had the expense payment agreement which terminated on July 31, 2003 not been in place, the ratio of expenses to average net assets would have been as follows:


                                                N/A              N/A           N/A           N/A           N/A          0.47%


(5)   2006 year amount has been restated to align disclosure with current period presentation. BBH REAL RETURN FUND

   The accompanying notes are an integral part of these financial statements.

10

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2008 (unaudited)

1.    Organization  and Significant  Accounting  Policies.  BBH Real Return Fund
      (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment  Company Act of 1940, as amended, as an open-end  management  investment  company.  The Trust was originally organized  under the laws of the state of Maryland on July 16, 1990 as BBH
      Fund,  Inc. and  re-organized  as a Delaware  statutory  trust on June 12,
      2007.  The Fund  commenced  operations  on July 23, 1992.  On February 20,
      2001, the Trustees  reclassified the Fund's  outstanding  shares as "Class
      N", and established a new class of shares designated as "Class I". Class I commenced  operations  on  August  16,  2001.  Class  N and  Class  I have different operating expenses. Class N and Class I shares do not convert to any other class of the Fund.  All shares of Class A were redeemed on April
      2, 2007 and the Class was  closed.  At April 30,  2008,  there  were seven series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles  generally  accepted  in the United  States of  America,  which require  management to make certain  estimates and assumptions at the date of the  financial  statements  and are based,  in part,  on the  following accounting policies. Actual results could differ from those estimates.

      A.    Valuation of Investments.  Bonds and other fixed income  securities, including restricted  securities (other than short-term  obligations but  including  listed  issues)  are valued at their most recent bid prices (sales price if the  principal  market is an exchange) in the principal  market in which such securities are normally  traded,  on the basis of valuations furnished by a pricing service, use of which has been approved by the Trustees.  In making such  valuations,  the
            pricing  service  utilizes  both   dealer-supplied   valuations  and
            electronic  data  processing  techniques  which  take  into  account appropriate  factors such as  institutional-size  trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue,  trading  characteristics  and  other  market  data,  without
            exclusive    reliance    upon   quoted   prices   or   exchange   or
            over-the-counter  prices,  since such  valuations  are  believed  to reflect more accurately the fair value of such securities.

            Securities  or other  assets  for which  market  quotations  are not readily  available  are  valued  at fair  value in  accordance  with procedures  established  by and under the  general  supervision  and
            responsibility   of  the  Trust's  Board  of  Trustees.   Short-term
            investments  which mature in 60 days or less are valued at amortized cost  if  their  original  maturity  was  60  days  or  less,  or by amortizing  their value on the 61st day prior to maturity,  if their original  maturity  when acquired by the Fund was more than 60 days, unless  this  is  determined  not to  represent  fair  value  by the
            Trustees.

      B.    Accounting for Investment and Income.  Investment  transactions  are accounted for on the trade date.  Realized gains and losses, if any,
            from  investment   transactions  are  determined  on  the  basis  of
            identified  cost.  Interest  income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium  amortization on the investments of the
            Fund.  Investment  income is recorded net of foreign taxes  withheld where recovery of such

FINANCIAL STATEMENT  APRIL 30, 2008                                           11

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

            tax is  uncertain.  Debt  obligations  may be placed on  non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest  receivable when the collection of all or a portion of interest has become doubtful based on constantly applied  procedures.  A debt obligation is removed from  non-accrual
            status   when  the  issuer   resumes   interest   payments  or  when
            collectibility of interest is reasonably assured.

      C.    Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal  Reserve  Bank of New York.  Repurchase  agreements  are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually  agreed upon time and price. The repurchase  price exceeds the sale price,  reflecting the Fund's return on the  transaction  or  effectively  the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying  security.  The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the
            Investment Adviser.  The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase  agreements.  The
            Investment  Adviser or  sub-custodian  will monitor the value of the underlying  security  each  day to  ensure  that  the  value  of the security always equals or exceeds the repurchase  price.  Repurchase agreements are subject to credit risks.  At April 30, 2008, the Fund had no open repurchase agreements.

      D.    Reverse  Repurchase  Agreements.  The Fund may  enter  into  reverse repurchase  agreements  with  primary  dealers  of  U.S.  Government
            Obligations  as designated by the Federal  Reserve Bank of New York.
            Interest on the value of reverse  repurchase  agreements  issued and outstanding  is based upon  competitive  market rates at the time of issuance.  At the time the Fund  enters  into a  reverse  repurchase agreement,  it establishes  and maintains a segregated  account with the lender  containing  liquid high grade securities  having a value not less than the repurchase price,  including accrued interest,  of the reverse  repurchase  agreement.  Information  regarding  reverse repurchase  agreements is included in the Portfolio of  Investments.
            Reverse  repurchase  agreements  constitute debt. At April 30, 2008, the Fund had no open reverse repurchase agreements.

      E.    Forward Foreign Currency Exchange Contracts. The Fund may enter into
            forward  foreign  currency  exchange   contracts   ("Contracts")  in
            connection with planned purchases or sales of securities or to hedge the U.S.  dollar  value of  portfolio  securities  denominated  in a particular currency.  The Fund has to hedge the U.S. dollar value of portfolio securities  denominated in a particular currency. The Fund has no specific  limitation on the percentage of assets which may be committed to these types of Contracts.  The Fund could be exposed to risks if the  counterparties to the Contracts are unable to meet the terms of their  Contracts  or if the value of the  foreign  currency changes  unfavorably.  The U.S.  dollar  values of foreign  currency underlying all contractual

12

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

            commitments  held by the Fund are determined  using forward currency exchange rates supplied by a quotation  service.  At April 30, 2008, the Fund had no open forward foreign currency exchange contracts.

      F.    Swap Agreements.  The Fund may enter into swap agreements. A swap is an exchange of cash payments  based on a notional  principal  amount between  the Fund and  another  party  which is based on a  specific financial index.  These  transactions are entered into in an attempt to obtain a particular return when it is considered  desirable to do so,  possibly  at a lower  cost to the  Fund  than if the  Fund  had invested directly in an instrument that yielded that desired return.
            Cash payments are  exchanged at specified  intervals and recorded in the  Statement  of  Operations  as realized  gains and  losses.  The expected  income or expense is  recorded  on an accrual  basis.  The value of the  swap is  adjusted  daily  and the  change  in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential  inability of counter  parties  to meet  the  terms  of  their  contract  and from unanticipated  changes in the value of the financial  index on which the swap agreement is based.  Risks may exceed amounts recognized on the Statement of Assets and Liabilities.  The Fund may use swaps for both hedging and non-hedging  purposes.  For hedging  purposes,  the
            Fund may use swaps to reduce its  exposure to  interest  and foreign exchange rate fluctuations.  For non-hedging purposes,  the Fund may use  swaps  to  take  a  position  on  anticipated  changes  in  the underlying financial index. Information regarding swap agreements is included at the end of the Portfolio of Investments.

      G.    Financial  Futures  Contracts.  The Fund may enter into open futures contracts in order to hedge against  anticipated  future  changes in interest rates which  otherwise  might either  adversely  affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the  investment  the Fund has in a particular  contract and does not necessarily  represent  the  amounts  potentially  subject  to risk.
            Trading in futures contracts involves,  to varying degrees,  risk of loss in excess of any  futures  variation  margin  reflected  in the
            Statement  of  Assets  and  Liabilities.  The  measurement  of  risk associated  with  futures  contracts  is  meaningful  only  when all related and offsetting transactions are considered. Gains and losses
            are  realized  upon  the   expiration  or  closing  of  the  futures
            contracts.  Futures  contracts  held by the Fund are valued daily at the official settlement price of the exchange on which it is traded.
            At April 30, 2008, the Fund had no open financial futures contracts.

      H.    Rule 144A Securities.  The Fund may purchase securities that are not registered  under the 1933 Act,  but that can be sold to  "qualified institutional  buyers" in accordance with the requirements stated in
            Rule 144A  under the 1933 Act (Rule  144A  Securities).  A Rule 144A
            Security may be considered illiquid and therefore subject to the 15%
            limitation on the purchase of illiquid securities,

FINANCIAL STATEMENT  APRIL 30, 2008                                           13

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

            unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring  liquidity of Rule 144A
            Securities  has  been  delegated  to  the  Investment  Adviser.  All relevant  factors will be considered in determining the liquidity of
            Rule 144A  Securities and all  investments  in Rule 144A  Securities will be carefully monitored.

      I.    Inflation-Adjusted  Debt Securities.  The Fund generally  invests in inflation-adjusted  debt securities issued by the U.S. Treasury. The
            Fund may also invest in inflation-adjusted debt securities issued by
            U.S. Government agencies and  instrumentalities  other than the U.S.
            Treasury and by other entities such as U.S. and foreign corporations
            and  foreign   governments.   The  principal  value  of  these  debt
            securities  is adjusted  by  references  to changes in the  Consumer
            Price  Index  or  another  general  price  wage  index.  These  debt securities  typically  pay a fixed rate of interest,  but this fixed rate is  applied to the  inflation-adjusted  principal  amount.  The principal  paid at maturity of the debt security is typically  equal to  the  inflation-adjusted  principal  amount,  or  the  security's
            original   par   value,    whichever   is   greater.   Other   types
            inflation-adjusted  securities  may use other  methods to adjust for other measures of inflation.

      J.    Securities  Lending.  The Fund may lend its portfolio  securities to broker-dealers, qualified banks and certain institutional investors.
            The loans are secured by  collateral  in an amount equal to at least the  market  value at all times of the  loaned  securities  plus any accrued  interest and dividends.  During the time the securities are on loan,  the  Fund  will  continue  to  receive  the  interest  and dividends or amounts  equivalent  thereto,  on the loaned securities while  receiving a fee from the borrower or earning  interest on the investment of the cash collateral.  Loans are subject to termination at the option of the borrower or the Fund.  Upon  termination of the loan, the borrower will return to the lender securities identical to the  loaned  securities.  The  Fund  may  pay  reasonable  finders', administrative  and custodial fees in connection  with a loan of its securities and may share the interest  earned on the collateral with the  borrower.  The Fund bears the risk of delay in recovery  of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of April 30, 2008.

      K.    Federal  Income Taxes.  It is the Trust's  policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated  investment companies and to distribute all of its taxable income to its  shareholders.  Accordingly,  no  federal  income  tax provision is required.  The Fund files a tax return  annually  using tax accounting  methods  required under provisions of the Code which may differ  from  accounting  principles  generally  accepted in the
            United  States  of  America,  the  basis  on which  these  financial statements are prepared.

14

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

            Accordingly,  the amount of net  investment  income and net realized gain  reported on these  financial  statements  may differ from that reported  on  the  Fund's  tax  return  due to  certain  book-to-tax differences such as losses deferred due to "wash sale"  transactions and utilization of capital loss carryforwards. These differences may result  in  temporary  over-distributions  for  financial  statement
            purposes  and  are   classified  as   distributions   in  excess  of
            accumulated  net  investment  income or net  realized  gains.  These distributions  do not  constitute  a return  of  capital.  Permanent
            differences  are   reclassified  on  the  statement  of  assets  and
            liabilities  based  upon  their  tax  classification.  As such,  the character of distributions to shareholders reported in the Financial
            Highlights  table may differ from that reported to  shareholders  on
            Form 1099-DIV.

      L.    Dividends   and   Distributions   to   Shareholders.   Dividends  to
            shareholders  from  net  investment  income  are  declared  and paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally paid and declared  annually and are  recorded on the  ex-dividend  date.  The tax  character  of distributions  paid during the fiscal  years ended  October 31, 2007 and 2006, respectively, were as follows:

                             Distribution paid from:
--------------------------------------------------------------------------------
                           Net            Total                        Total
         Ordinary       long term        taxable      Tax return   distributions
          income      capital gain    distributions   of capital       paid
        -----------   ------------    -------------   ----------   -------------
2007:   $11,875,121    $       --      $11,875,121        --        $11,875,121
2006:    34,781,656     7,721,420       42,503,076        --         42,503,076

As of October 31, 2007 and 2006,  respectively,  the  components of  accumulated earnings/(deficit) on a tax basis were as follows:


                               Components of accumulated earnings/(deficit):
--------------------------------------------------------------------------------------------------------------
                                                                                                      Total
         Undistributed     Undistributed                      Accumulated        Unrealized        accumulated
           ordinary          long-term       Accumulated      capital and       appreciation/       earnings/
            income         capital gains       earnings       other losses     (depreciation)       (deficit)
         -------------     -------------     -----------     -------------     --------------     ------------
2007:      $ 16,823              --            $ 16,823      $(37,249,081)       $4,138,089       $(33,094,169)
2006:       620,012              --             620,012       (26,897,710)        1,041,491        (25,236,207)


FINANCIAL STATEMENT  APRIL 30, 2008                                           15

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

            The  Fund  had a net  capital  loss  carryforward  of  approximately
            $37,249,081 which expires as follows:

                          Expiration
                             date                         Amount
                          -----------                  -----------
                           10/31/2014                  $26,897,710
                           10/31/2015                   10,351,371
                                                       -----------
                                                       $37,249,081
                                                       ===========

            Total distributions paid may differ from the Statement of Changes in
            Net Assets because, for tax purposes,  dividends are recognized when actually paid.

            The  differences   between   book-basis  and  tax-basis   unrealized
            appreciation/(depreciation)  is  attributable  primarily  to the tax deferral of losses on wash sales,  forward currency contracts marked to market and futures marked to market.

            To the  extent  future  capital  gains are  offset by  capital  loss carryforwards, such gains will not be distributed.

      M.    Accounting  Developments.  In  June  2006,  the  Fund  adopted  FASB
            Interpretation  No. 48 "Accounting  for Uncertainty in Income Taxes"
            ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be  recognized,  measured,  presented  and  disclosed  in the
            financial  statements.   FIN  48  requires  the  evaluation  of  tax
            positions  taken or expected to be taken in the course of  preparing the Fund's tax returns to determine  whether that tax  positions are
            "more-likely-than-not"  of being  sustained  by the  applicable  tax authority. Tax positions not deemed to meet the more-likely-than-not threshold  would be  recorded  as a tax  benefit  or  expense in the current year. The adoption of FIN 48 had no impact on the operations of the Fund for the period ended April 30, 2008.

            In September 2006,  Statement of Financial  Accounting Standards No.
            157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value,  establishes a framework  for  measuring  fair value and expands  disclosures  about fair value  measurements.  Management is currently  evaluating the  implication of SFAS 157. At this time its
            impact  on  the  Fund's  financial   statements  has  not  yet  been
            determined.

            In March 2008,  Statement of Financial Accounting Standards No. 161,
            Disclosures  about  Derivative  Instruments  and Hedging  Activities
            (SFAS 161),  was issued and is effective for fiscal years  beginning after November 15, 2008. SFAS 161 requires  enhanced  disclosures to provide information about the reasons the Fund invests in derivative instruments,  the  accounting  treatment and the effect  derivatives have on financial  performance.  Management is currently  evaluating the  impact  the  adoption  of SFAS  161  will  have  on the  Fund's financial statement disclosures.

16

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

2.    Transactions with Affiliates.

      Advisory  and  Administrative  Fees.  Effective  June  12,  2007,  under a
      combined  Investment   Advisory  and  Administrative   Services  Agreement
      ("Agreement") with the Trust, a separately  identifiable department within
      Brown Brothers  Harriman & Co. ("BBH")  provides  investment  advice,  and portfolio management and administrative services to the Fund. BBH receives a combined  fee from the Fund for  advisory  and  administrative  services calculated daily and paid monthly at an annual rate equivalent to 0.35% of the fund's  average  daily net  assets.  Prior to June 12,  2007,  under a separate  agreement  that covered only advisory  fees,  BBH received a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25%
      of the Fund's average daily net assets and Brown  Brothers  Harriman Trust
      Company,  LLC  ("BBHTC")  the  Fund's  administrator,   under  a  separate
      agreement that covered only administrative  services,  received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to
      0.10% of the Fund's average daily net assets. BBH has a sub-administration services  agreement with Federated  Services Company ("FSC") for which FSC receives  compensation  paid by BBH.  For the six months  ended  April 30,
      2008, the Fund incurred $361,652 for advisory and administrative services.

      Shareholder   Servicing  Fees.  The  Trust  has  a  shareholder  servicing agreement  with BBH for which BBH receives a fee from the Fund  calculated daily  and paid  monthly  at an  annual  rate of 0.25% of Class N  shares'
      average  daily net assets.  For the six months ended April 30,  2008,  the
      Fund incurred $204,650 for shareholder servicing services.

      Custody and  Accounting  Fees. BBH acts as a custodian and shall receive a custody  and  accounting  fee  from  the Fund  calculated  daily  and paid monthly.  BBH holds all cash and  investments and calculates the daily net asset  value.  The custody fee is a  transaction  based fee with an annual minimum of $30,000,  and the  accounting  fee is  calculated  at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next
      $400 million of net assets and 0.01% per annum on all net assets over $500 million.  For the six  months  ended  April 30,  2008,  the Fund  incurred
      $193,842 for custody and accounting  services.  These fees were reduced by
      $5,314  as a result  of an  expense  offset  arrangement  with the  Fund's custodian.  In the event  that the Fund is  overdrawn,  under the  custody agreement  with BBH,  BBH will make  overnight  loans to the Fund to cover overdrafts.  Pursuant  to their  agreement  the Fund will pay the  Federal
      Funds  overnight  investment  rate  on the  day of  overdraft.  The  total interest  paid by the Fund for the six  months  ended  April 30,  2008 was
      $10,469.

      Securities  Lending Fees. The Trust has a security lending  agreement with
      BBH for which BBH receives a fee from the Fund for each  security  loaned.
      For the six months  ended April 30,  2008,  the Fund  incurred no security lending fees.

FINANCIAL STATEMENT  APRIL 30, 2008                                           17

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

      Board of Trustees'  Fees.  Each Trustee  receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2008, the Fund incurred $26,910 for these fees.

3.    Investment Transactions. For the six months ended April 30, 2008, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $101,249 and $316,130, respectively.

4.    Securities  on Loan.  As of April 30, 2008,  the Fund had no securities on loan.

5.    Capital Stock. BBH Fund, Inc. was permitted to issue 2,500,000,000  shares of capital stock, par value $.001 per share, of which  277,777,778  shares were  classified  as Class N shares of the Fund,  277,777,778  shares were classified  as Class I shares of the  Fund.  The  Trust  offers  unlimited shares without par value.  Transactions in shares of capital stock were as follows:


                                              SHARES                                  AMOUNT
                                -----------------------------------     -----------------------------------
                                 For the six                             For the six
                                 months ended           For the          months ended          For the
                                April 30, 2008        year ended        April 30, 2008        year ended
                                  (unaudited)      October 31, 2007       (unaudited)      October 31, 2007
                                --------------     ----------------     --------------     ----------------
Class N
Capital stock sold ........          611,979            2,888,008        $  6,929,763       $  29,493,130
Capital stock issued in
  connection with
  reinvestment of
  dividends ...............          316,462              660,807           2,918,279           6,701,988
Capital stock redeemed            (8,099,890)         (18,326,328)        (85,416,521)       (188,584,152)
                                  ----------          -----------        ------------       -------------
Net decrease ..............       (7,171,449)         (14,777,513)       $(75,568,479)      $(152,389,034)
                                  ==========          ===========        ============       =============


18

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)


                                              SHARES                                  AMOUNT
                                -----------------------------------     -----------------------------------
                                 For the six                             For the six
                                 months ended           For the          months ended          For the
                                April 30, 2008        year ended        April 30, 2008        year ended
                                  (unaudited)      October 31, 2007       (unaudited)      October 31, 2007
                                --------------     ----------------     --------------     ----------------
Class I
Capital stock sold ........          125,784             805,791         $  1,330,221        $  8,303,256
Capital stock issued in
  connection with
  re-investment of
  dividends ...............           43,732             252,185              462,069           2,565,493
Capital stock redeemed ....       (6,981,444)         (4,835,255)         (73,729,175)        (49,614,918)
                                  ----------          ----------         ------------        ------------
Net decrease ..............       (6,811,928)         (3,777,279)        $(71,936,885)       $(38,746,169)
                                  ==========          ==========         ============        ============


FINANCIAL STATEMENT  APRIL 30, 2008                                           19

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
April 30, 2008 (unaudited)

EXAMPLE

As a shareholder  of BBH Real Return Fund (the "Fund"),  you may incur two types of costs:  (1)  transaction  costs,  including sales charges (loads) on purchase payments,  reinvested  dividends,  or other distributions;  redemption fees; and
exchange fees; and (2) ongoing costs,  including  management fees;  distribution
12b-1  fees;  and other Fund  expenses.  This  Example is  intended  to help you understand  your  ongoing  costs (in  dollars) of  investing  in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

ACTUAL EXPENSES
The first line of the table below  provides  information  about  actual  account values and actual expenses.  You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),  then  multiply  the result by the number in the first line under the heading  entitled  "Expenses  Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second  line of the table  below  provides  information  about  hypothetical account  values and  hypothetical  expenses  based on the Fund's actual  expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical  account values and expenses may not be used to estimate  the actual  ending  account  balance or  expenses  you paid during the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so,  compare this 5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

20

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2008 (unaudited)

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs only and do not reflect any  transactional  costs,  such as sales charges (loads),  redemption fees, or exchange fees. Therefore,  the second line of the table is useful in comparing  ongoing  costs only,  and will not help you determine the relative total costs of owning  different  funds. In addition,  if these transactional costs were included, your costs would have been higher.

                                                               Expenses Paid
                          Beginning           Ending           During Period
                        Account Value     Account Value      November 1, 2007
                       November 1, 2007   April 30, 2008   to April 30, 2008(1)
                       ----------------   --------------   --------------------
Class N
Actual ............         $1,000          $1,045.00              $2.69
Hypothetical(2) ...         $1,000          $1,022.23              $2.66

                                                               Expenses Paid
                          Beginning           Ending           During Period
                        Account Value     Account Value      November 1, 2007
                       November 1, 2007   April 30, 2008   to April 30, 2008(1)
                       ----------------   --------------   --------------------
Class I
Actual ............         $1,000          $1,046.10              $2.19
Hypothetical(2) ...         $1,000          $1,022.73              $2.16

----------
(1)   Expenses  are equal to the Fund's  annualized  expense  ratio of 1.07% and
      0.85% for Class N and I shares,  respectively,  multiplied  by the average account  value over the  period,  multiplied  by 182/366  (to  reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation,  the  applicable  annualized  expense ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT  APRIL 30, 2008                                           21

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
April 30, 2008 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement
At a meeting held on December 11, 2006,  the Board of Trustees  (the "Board") of
the Trust unanimously approved a new Combined Investment Advisory/Administrative
Services Agreement ("Combined  Agreement").  The Board determined that the terms of the  Combined  Agreement  will be  substantially  identical  to  those of the current  advisory and  administration  agreements of the Funds,  noting that the most significant  difference in the Combined  Agreement is a single fee for both advisory and administrative  services. The following is a summary of the factors the Board took into consideration in making its determination to approve the new
Combined Agreement.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman & Co.
("BBH")
The Board noted that, under the Combined Agreement in respect of each Fund, BBH, subject to the  supervision of the Board,  will be  responsible  for providing a continuous  investment  program  and  making  purchases  and sales of  portfolio securities  consistent with the Funds' investment objective and policies.  Under the Combined Agreement, BBH also provides administrative services to each Fund.

The Board  considered  the scope and  quality of  services to be provided by BBH under the Combined  Agreement and noted that the scope of services  provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example,  BBH is responsible  for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs  have  recently  been refined and  enhanced in light of new  regulatory requirements.  The Board  considered the quality of the investment  research and administrative  capabilities  of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall,  they were satisfied  with the  nature,  extent and  quality  of  services  expected  to be provided to each of the Funds under the Combined Agreement.

Costs of Services Provided and Profitability to BBH
At  the  request  of  the  Board,  BBH  provided   information   concerning  the
profitability of BBH's current  investment  company advisory and other fees. The
Board also reviewed BBH's  profitability data for each Fund, which also included the effect of revenue  generated by the shareholder  servicing,  administration, custody and other fees paid by the Fund.  The Board  discussed the difficulty of making  comparisons  of  profitability  because  comparative  information is not generally publicly available and is affected by numerous factors,  including the
structure  of  the  service  provider,   the  types  of  funds  it  manages  and
administers,  its business mix, numerous assumptions  regarding  allocations and the entity's capital structure and cost of capital. In considering profitability information,  the Board  considered  the effect of  fall-out  benefits  on BBH's expenses,  as well as the "revenue  sharing"  arrangements  BBH has entered into with certain entities that distribute  shares of the Funds. The Board focused on
profitability   of  BBH's   relationships   with  the  Funds  before  taxes  and
distribution  expenses.  The Board  concluded  that it was satisfied  that BBH's level of profitability from its relationship with each Fund was not excessive.

22

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2008 (unaudited)

Fall-Out Benefits
The  Board   considered  that  BBH  does  not  allocate  the  Funds'   portfolio
transactions for third party research,  although it did benefit from proprietary research  received  from brokers that execute the Funds'  purchases and sales of securities.  The Board  recognized  that the  aggregate  amount  of  commissions generated by Fund  transactions  was  unlikely to result in the Funds  receiving from full service broker dealers substantial  discounts on commission rates. The
Board received and reviewed  information  concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also  considered  that BBH receives  shareholder  servicing  fees from certain funds, and is the Funds' administrator, custodian and securities lending agent.  The Board  noted that BBH  retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board  recognized  that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial  assets  are  invested  in  the  Funds  as a  result  of an  overall investment  management  program  for the  shareholder.  The Board noted that the
Funds also derive  reputational  and other benefits from their  association with
BBH and their use of the BBH name,  which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues  associated  with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale
The Board  noted  that the Funds'  combined  fee  schedules,  other than the fee schedule for BBH Money Market Fund, do not contain breakpoints.  As a result, if assets  increase,  the fee rates  would not be  reduced  for these  Funds on the incremental  assets.  With respect to the BBH Money Market Fund,  the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into  account  the  effects of  inflation  or such other basis as may be appropriate,  subject to the approval of  shareholders to the extent required by the 1940 Act.

There may be other  economies of scale  because many  expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its  services in  recognition  of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these  services and total  expenses for each Fund were fair and reasonable.  In addition,  the Board noted that over the years BBH had supported
certain  Funds  through  fee  waivers  and  expense  reimbursements.   Based  on
information  they had been provided over many years,  the Board observed that in the mutual  fund  industry  as a whole,  as well as among  funds  similar to the
Funds, there

FINANCIAL STATEMENT  APRIL 30, 2008                                           23

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2008 (unaudited)

appeared to be no  uniformity  or pattern in the fees and asset  levels at which breakpoints  (if any)  apply.  In light of the Funds'  current  size and expense structure,  the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Funds, other than for the BBH Money Market Fund.

Investment Results
The Board considered the investment  results of each of the Funds as compared to investment  companies  with its peers and with one or more  selected  securities indices.  In addition to the  information  received by the Board for the meeting held on October 2, 2006, the Board received detailed performance information for each Fund at each regular Board meeting  during the year. At the meeting held on
October 2, 2006, the Board reviewed information showing performance of each Fund compared to its peers over the prior 1-, 3-, and 5- year  periods  and  compared the performance  information to one or more  securities  indices over comparable periods.

Combined Fee Rate
The  Board  considered  the fee rate to be paid by each  Fund to BBH.  The Board recognized that it is difficult to make  comparisons of these fee rates, and the combined advisory and  administration  fees, because there are variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Combined
Agreement.  For example,  in addition to a continuous  investment  program,  BBH provides,  among other things,  officers  (including the Funds' Chief Compliance
Officer and  officers to provide  required  certifications)  and  administrative services,  such as  shareholder  communications,  and tax  compliance,  with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following  factors  specific to the BBH Real Return Fund also were noted and considered by the Board in deciding to approve the Combined Agreement:

The Board reviewed the  information  showing  performance of the BBH Real Return
Fund's   Class  N  shares  and  Class  I  shares   compared   to  the   Citibank
Inflation-Linked Securities Index. Over all the relevant periods, the classes of the BBH Real Return Fund on a pre-fee  basis  outperformed  the  benchmark  by a meaningful  amount  but  on an  after-fee  basis  generally  underperformed  the benchmark by a modest amount.  The Board viewed this  performance with favor and noted the benchmark has no fees.  The Board also noted the expense ratio for all share  classes  were in line with or lower than many  funds of similar  size and investment mandate.  Taking into account these comparisons and the other factors considered,  the Board  concluded  that the BBH Real  Return  Fund's  investment results over time and its total expense ratio had been satisfactory.

24

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2008 (unaudited)

Conflicts of Interest
As a general matter,  certain conflicts of interest may arise in connection with a portfolio manager's  management of a Fund's investments,  on the one hand, and
the   investments  of  other  accounts  for  which  the  portfolio   manager  is
responsible, on the other. For example, it is possible that the various accounts managed  could  have  different  investment  strategies  that,  at times,  might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account,  possible conflicts could arise in determining how to allocate them.  Other  potential  conflicts might include  conflicts  created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio  trades and/or  specific uses of commissions  from  Fund  portfolio  trades  (for  example,  research,  or  "soft dollars").

BBH has adopted and implemented policies and procedures, including brokerage and trade  allocation  policies  and  procedures,  which  it  believes  address  the conflicts  associated with managing multiple  accounts for multiple clients.  In addition,  BBH monitors a variety of areas,  including  compliance  with account investment guidelines, the inclusion only of securities approved for purchase by the BBH's Fixed Income Credit  Committee,  and compliance with the BBH's Code of
Ethics.  Finally,  BBH has structured the portfolio managers'  compensation in a manner, and the Funds have adopted policies and procedures,  reasonably designed to  safeguard  a Fund from  being  negatively  affected  as a result of any such potential conflicts.

FINANCIAL STATEMENT  APRIL 30, 2008                                           25

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY

NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings
Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                               Semi-Annual Report
                                 APRIL 30, 2008

                              BBH BROAD MARKET FUND


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
April 30, 2008 (unaudited)

BREAKDOWN BY SECURITY TYPE

                                                                     Percent of
                                                     U.S. $ Value    Net Assets
                                                   ---------------  ------------
Asset Backed Securities............................ $ 26,596,266        8.2%
Collateralized Mortgage Backed Securities..........    2,278,856        0.7
Corporate Bonds....................................   90,617,461       27.8
Foreign Government Bond............................      618,450        0.2
Municipal Bond.....................................    1,520,298        0.5
U.S. Government Agency Obligations.................  159,965,883       49.1
U.S. Treasury Notes and Bonds......................   43,222,747       13.3
Commercial Paper...................................   23,595,083        7.2
Liabilities in Excess of Cash and Other Assets.....  (22,786,053)      (7.0)
                                                   -------------     -----------
NET ASSETS......................................... $325,628,991      100.0%
                                                   =============     ===========

All data as of April 30, 2008. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

2

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2008 (unaudited)
(expressed in U.S. dollars)

  Principal                                        Maturity  Interest
   Amount                                            Date      Rate       Value
-----------                                       ---------  -------- ----------
              ASSET BACKED SECURITIES (8.2%)
$ 2,380,000   Advanta Business Card Master
                Trust 2005-C1(1).................. 08/22/11   3.310% $2,179,136
    750,000   Advanta Business Card Master
                Trust 2007-D1A(1),(2)............. 01/22/13   4.200     379,650
    400,000   American Express Credit Account
                Master Trust 2006-2............... 01/15/14   5.350     407,842
  2,875,000   Banc of America Securities Auto
                Trust 2006-G1..................... 12/20/10   5.170   2,910,684
    970,000   Capital One Auto Finance
                Trust 2005-BSS.................... 12/15/10   4.480     942,771
    592,915   Capital One Auto Finance
                Trust 2006-A...................... 11/15/10   5.330     585,351
  1,030,000   Capital One Multi-Asset Execution
                Trust............................. 08/15/13   4.790     921,767
    465,000   Chase Issuance Trust 2007-A3........ 04/15/19   5.230     448,410
  1,204,834   CIT Equipment Collateral 2005-EF1(1) 09/20/10   2.840   1,200,950
  1,390,000   Citibank Credit Card Issuance
                Trust 2006-A4..................... 05/10/13   5.450   1,419,181
    147,050   Countrywide Asset-Backed
                Certificates 2004-S1(1)........... 03/25/20   3.872     141,760
     48,944   Countrywide Asset-Backed
                Certificates 2004-13(1)........... 02/25/31   3.989      48,585
    146,557   Countrywide Home Equity Loan
                Trust 2004-O(1)................... 02/15/34   2.996     121,508
    315,079   Credit-Based Asset Servicing and
                Securitization LLC 2003-CB3(1).... 12/25/32   2.879     264,240
    601,490   Greenpoint Mortgage Funding
                Trust 2006-HE1(1)................. 03/12/37   2.888     105,261
    199,948   GS Auto Loan Trust 2005-1........... 05/17/10   4.450     200,672
     90,000   Honda Auto Receivables Owner
                Trust 2006-1...................... 07/18/11   5.080      91,059
    822,675   Household Automotive Trust 2006-1... 06/17/11   5.430     801,984
  1,268,689   Hyundai Auto Receivables
                Trust 2004-A...................... 08/15/11   3.460   1,239,155

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2008

                                                                               3

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
(expressed in U.S. dollars)

  Principal                                        Maturity  Interest
   Amount                                            Date      Rate       Value
------------                                     ----------  --------   --------
              ASSET BACKED SECURITIES (continued)
$   284,890   Navistar Financial Corp. Owner
                Trust 2004-A...................... 03/15/11   2.590%  $  277,891
  1,560,000   Nissan Auto Receivables Owner
                Trust 2006-B...................... 11/15/11   5.220    1,582,214
    292,481   Residential Asset Securities
                Corp. 2006-EMX4(1)................ 06/25/36   2.935      289,088
  1,353,191   SLM Student Loan Trust 2005-9(1).... 01/25/19   2.970    1,350,009
    410,789   Triad Auto Receivables Owner
                Trust 2004-A...................... 09/13/10   2.500      390,992
  2,257,272   UPFC Auto Receivables Trust 2006-A.. 05/15/12   5.490    2,175,674
  5,571,880   USAA Auto Owner Trust 2005-1........ 11/15/11   4.130    5,588,056
    350,000   Wachovia Auto Owner Trust 2005-B.... 11/20/12   4.930      352,570
    180,363   Wells Fargo Financial Auto Owner
                Trust 2005-A...................... 01/15/10   4.090      179,806
                                                                      ----------
              Total Asset Backed Securities
              (Identified cost $27,881,446).......                    26,596,266
                                                                      ----------

              COLLATERALIZED MORTGAGE
              BACKED SECURITIES (0.7%)
  1,500,000   Bear Stearns Commercial Mortgage
                Securities 2006-PW11(1)........... 03/11/39   5.409    1,506,933
    770,942   Morgan Stanley Capital I 2006-HQ8... 03/12/44   5.124      771,923
                                                                      ----------
              Total Collateralized Mortgage
                Backed Securities
              (Identified cost $2,279,259)........                     2,278,856
                                                                      ----------

              CORPORATE BONDS (27.8%)
              AGRICULTURE (0.2%)
    600,000   Reynolds American, Inc.............. 07/15/15   7.300      623,284
                                                                      ----------

              AUTO MANUFACTURERS (0.3%)
  1,000,000   DaimlerChrysler NA Holding Corp..... 06/15/10   4.875    1,010,034
    100,000   DaimlerChrysler NA Holding Corp..... 11/15/13   6.500      104,468
                                                                      ----------
                                                                       1,114,502
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

4

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
(expressed in U.S. dollars)

  Principal                                        Maturity   Interest
   Amount                                            Date       Rate      Value
------------                                     ----------   --------  --------
              CORPORATE BONDS (continued)
              BANKING (0.6%)
$   230,000   Branch Banking & Trust Co........... 09/15/16   5.625%   $ 220,870
     75,000   PNC Funding Corp.................... 02/01/17   5.625       71,969
    670,000   Popular North America, Inc.......... 10/01/08   3.875      667,185
    280,000   Wachovia Corp....................... 10/15/16   5.625      267,933
    190,000   Wells Fargo & Co.................... 09/15/16   5.125      189,172
    555,000   Wells Fargo Bank NA................. 05/16/16   5.750      574,373
                                                                     -----------
                                                                       1,991,502
                                                                     -----------

              BEVERAGES (1.0%)
  1,695,000   Diageo Finance BV................... 04/01/13   5.500    1,754,013
  1,470,000   Molson Coors Capital Finance ULC.... 09/22/10   4.850    1,473,721
    185,000   PepsiAmericas, Inc.................. 05/31/11   5.625      190,367
                                                                     -----------
                                                                       3,418,101
                                                                     -----------

              COMMERCIAL SERVICES (0.3%)
  1,085,000   Western Union Co.................... 11/17/11   5.400    1,084,545
                                                                     -----------

              COSMETICS / PERSONAL CARE (0.5%)
    495,000   Estee Lauder Cos., Inc.............. 05/15/17   5.550      487,751
  1,275,000   Procter & Gamble Co................. 03/05/37   5.550    1,264,021
                                                                     -----------
                                                                       1,751,772
                                                                     -----------

              DIVERSIFIED FINANCIAL SERVICES (7.0%)
    330,000   American Express Co................. 09/12/16   5.500      321,186
    965,000   Associates Corp. of North America... 11/01/08   6.250      972,498
  1,245,000   AXA Financial, Inc.................. 08/01/10   7.750    1,339,885
    185,000   ConocoPhillips Canada Funding Co. I. 10/15/16   5.625      192,750
  1,525,000   FIA Card Services NA................ 06/15/12   6.625    1,619,663
    250,000   General Electric Capital Corp....... 09/15/17   5.625      254,715
  2,540,000   Goldman Sachs Group, Inc............ 01/15/12   6.600    2,665,306
  2,850,000   HSBC Finance Corp................... 11/27/12   6.375    2,933,599
  2,725,000   International Lease Finance Corp.... 09/01/10   4.875    2,703,407
    370,000   JP Morgan Chase & Co................ 05/01/15   5.250      368,923
  2,775,000   Merrill Lynch & Co., Inc............ 07/25/11   5.770    2,807,129

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2008

                                                                               5

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
(expressed in U.S. dollars)

  Principal                                        Maturity  Interest
   Amount                                            Date      Rate      Value
------------                                     ----------   --------  --------
              CORPORATE BONDS (continued)
              DIVERSIFIED FINANCIAL SERVICES (continued)
$ 2,220,000   Morgan Stanley...................... 04/01/14   4.750% $ 2,083,221
  2,640,000   Textron Financial Corp.............. 02/03/11   5.125    2,697,130
    365,000   Travelers Cos., Inc................. 06/15/12   5.375      371,704
  1,290,000   Unilever Capital Corp............... 11/01/10   7.125    1,399,760
                                                                     -----------
                                                                      22,730,876
                                                                     -----------
              FINANCE (1.4%)
    750,000   iStar Financial, Inc.(1)............ 09/15/09   3.140      671,486
     80,000   iStar Financial, Inc................ 10/15/13   5.950       69,600
  4,615,000   SLM Corp.(1)........................ 01/31/14   6.400    3,708,799
                                                                     -----------
                                                                       4,449,885
                                                                     -----------
              FOOD (1.3%)
    780,000   ConAgra Foods, Inc.................. 09/15/11   6.750      827,869
    310,000   Hershey Co.......................... 09/01/11   5.300      320,113
    695,000   Kraft Foods, Inc.................... 08/11/17   6.500      727,390
  1,470,000   Safeway, Inc........................ 11/01/08   4.125    1,472,209
    800,000   Tesco, Plc.(2)...................... 11/15/37   6.150      777,625
                                                                     -----------
                                                                       4,125,206
                                                                     -----------
              FOREST PRODUCTS & PAPER (0.1%)
    148,000   International Paper Co.............. 10/30/12   5.850      145,487
                                                                     -----------
              HEALTHCARE PRODUCTS (0.3%)
  1,075,000   Amgen, Inc.......................... 06/01/17   5.850    1,082,462
                                                                     -----------
              HEALTHCARE SERVICES (0.5%)
    405,000   UnitedHealth Group, Inc............. 06/15/17   6.000      402,448
  1,100,000   WellPoint, Inc...................... 06/15/17   5.875    1,076,059
                                                                     -----------
                                                                       1,478,507
                                                                     -----------
              HOUSEHOLD PRODUCTS / WARES (0.5%)
     60,000   Clorox Co........................... 10/15/12   5.450       60,610
    675,000   Fortune Brands, Inc................. 01/15/11   5.125      670,769
    905,000   Kimberly-Clark Corp................. 08/01/17   6.125      968,452
                                                                    ------------
                                                                       1,699,831
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

6

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
(expressed in U.S. dollars)

  Principal                                        Maturity   Interest
   Amount                                            Date       Rate      Value
------------                                     ----------   --------  --------
              CORPORATE BONDS (continued)
              INDUSTRIALS (0.6%)
$   290,000   Emerson Electric Co................. 12/01/16   5.125%  $  289,292
    485,000   Honeywell International, Inc........ 03/15/16   5.400      499,171
    900,000   Lockheed Martin Corp................ 05/01/36   7.200    1,040,153
                                                                     -----------
                                                                       1,828,616
                                                                     -----------

              INFORMATION TECHNOLOGY (0.2%)
    630,000   International Business
                Machines Corp..................... 09/14/17   5.700      656,379
                                                                     -----------

              INSURANCE (1.1%)
     75,000   American International Group, Inc... 10/18/16   5.600       74,457
    565,000   Commerce Group, Inc................. 12/09/13   5.950      564,774
    810,000   Everest Reinsurance Holdings, Inc... 10/15/14   5.400      785,757
    555,000   Hartford Financial Services
                Group, Inc........................ 10/15/16   5.500      550,785
  1,385,000   MetLife, Inc........................ 12/01/11   6.125    1,462,919
                                                                     -----------
                                                                       3,438,692
                                                                     -----------

              MATERIALS (0.3%)
    985,000   Dow Chemical Co..................... 10/01/12   6.000%   1,019,922
                                                                     -----------

              MEDIA (1.5%)
  1,410,000   Comcast Corp........................ 03/15/11   5.500    1,419,523
    985,000   COX Communications, Inc............. 10/01/12   7.125    1,047,198
    390,000   Time Warner Cable, Inc.............. 05/01/17   5.850      387,017
  2,115,000   Time Warner, Inc.................... 04/15/11   6.750    2,172,023
                                                                     -----------
                                                                       5,025,761
                                                                     -----------

              OIL & GAS (2.0%)
     35,000   Apache Corp......................... 04/15/13   5.250       35,917
    500,000   Canadian Natural Resources, Ltd..... 01/15/32   7.200      545,733
    825,000   EnCana Corp......................... 02/01/38   6.500      845,710
  1,440,000   Halliburton Co...................... 10/15/10   5.500    1,487,416
  1,005,000   Marathon Oil Corp................... 10/01/17   6.000    1,023,723
  1,013,000   Pemex Project Funding Master Trust.. 02/01/09   7.875    1,035,277

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2008

                                                                               7

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
(expressed in U.S. dollars)

  Principal                                        Maturity   Interest
   Amount                                            Date       Rate     Value
------------                                     ----------   --------  --------
              CORPORATE BONDS (continued)
              OIL & GAS (continued)
$   725,000   Petronas Capital, Ltd.(2)........... 05/22/12   7.000%  $  793,043
    635,000   Transocean, Inc..................... 04/15/18   7.375      704,300
                                                                      ----------
                                                                       6,471,119
                                                                      ----------

              PHARMACEUTICALS (1.6%)
    325,000   Bristol-Myers Squibb Co............. 05/01/38   6.125      327,901
  2,735,000   Eli Lilly & Co...................... 03/15/17   5.200    2,770,432
    850,000   Schering-Plough Corp................ 09/15/17   6.000      858,346
  1,285,000   WYETH............................... 03/15/11   6.950    1,374,353
                                                                      ----------
                                                                       5,331,032
                                                                      ----------

              REAL ESTATE (0.2%)
    780,000   Brookfield Asset Management, Inc.... 06/15/12   7.125      796,141
                                                                      ----------

              REITS (0.2%)
    650,000   Simon Property Group LP............. 06/15/08   7.000      656,046
                                                                      ----------

              RETAIL (0.6%)
    360,000   Lowe's Cos, Inc..................... 10/15/16   5.400      362,281
    800,000   Target Corp......................... 01/15/38   7.000      858,872
    820,000   Wal-Mart Stores, Inc................ 04/15/38   6.200      834,594
                                                                      ----------
                                                                       2,055,747
                                                                      ----------

              SAVINGS & LOANS (0.4%)
  1,225,000   Washington Mutual, Inc.............. 01/15/09   4.000    1,197,438
                                                                      ----------

              SEMICONDUCTORS (0.2%)
    600,000   National Semiconductor Corp......... 06/15/12   6.150      602,324
                                                                      ----------

              TELECOMMUNICATIONS (3.0%)
    635,000   AT&T, Inc........................... 09/15/09   4.125      636,650
  1,660,000   AT&T, Inc........................... 03/15/11   6.250    1,730,723
    480,000   AT&T, Inc........................... 09/15/14   5.100      481,494
  1,485,000   Deutsche Telekom International
                Finance BV........................ 06/15/10   8.000    1,590,806

   The accompanying notes are an integral part of these financial statements.

8

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
(expressed in U.S. dollars)

  Principal                                       Maturity    Interest
   Amount                                           Date        Rate      Value
------------                                     ----------   --------  --------
              CORPORATE BONDS (continued)
              TELECOMMUNICATIONS (continued)
$   435,000   France Telecom S.A.................. 03/01/11    7.750% $  470,359
    365,000   GTE California, Inc................. 05/01/08    7.000     365,000
  1,180,000   GTE California, Inc................. 01/15/09    5.500   1,189,715
    675,000   KT Corp.(2)......................... 07/15/15    4.875     636,328
    112,000   Motorola, Inc....................... 11/15/10    7.625     113,402
  1,300,000   New Cingular Wireless Services, Inc. 03/01/11    7.875   1,406,347
    580,000   Telecom Italia Capital SA........... 01/15/10    4.000     569,972
    585,000   Verizon Communications, Inc......... 04/01/17    5.500     587,377
                                                                      ----------
                                                                       9,778,173
                                                                      ----------

              TRANSPORTATION (0.6%)
    635,000   MISC Capital Ltd.(2)................ 07/01/09    5.000     642,254
    800,000   Norfolk Southern Corp............... 05/15/17    7.700     917,203
    270,000   Union Pacific Corp.................. 01/15/12    6.125     280,326
                                                                      ----------
                                                                       1,839,783
                                                                      ----------

              UTILITIES (1.3%)
    520,000   Dominion Resources, Inc............. 12/15/10    4.750     526,032
    525,000   Duke Energy Carolinas LLC........... 04/15/38    6.050     529,996
    650,000   EDP Finance BV(2)................... 11/02/12    5.375     659,173
    165,000   Florida Power & Light Co............ 11/01/17    5.550     171,650
    665,000   Midamerican Energy Co............... 07/15/12    5.650     691,568
    850,000   Pacific Gas & Electric Co........... 02/15/38    6.350     879,989
    735,000   Sempra Energy....................... 02/01/13    6.000     765,920
                                                                      ----------
                                                                       4,224,328
                                                                      ----------
              Total Corporate Bonds
              (Identified cost $90,111,121).......                    90,617,461
                                                                      ----------

              FOREIGN GOVERNMENT BOND (0.2%)
    570,000   Mexico Government International Bond 01/16/13    6.375     618,450
                                                                      ----------
              Total Foreign Government Bond
              (Identified cost $572,479)..........                       618,450
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2008

                                                                               9

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
(expressed in U.S. dollars)

  Principal                                       Maturity    Interest
   Amount                                           Date       Rate       Value
------------                                     ----------   --------  --------
              MUNICIPAL BOND (0.5%)
$ 1,485,000   Mississippi Development Bank
                Special Obligation................ 07/01/12   5.240% $ 1,520,298
                                                                      ----------
              Total Municipal Bond
              (Identified cost $1,489,783)........                     1,520,298
                                                                      ----------

              U.S. GOVERNMENT AGENCY
              OBLIGATIONS (49.1%)
  3,000,000   Federal Home Loan Bank.............. 05/20/11   2.625    2,946,669
 10,000,000   Federal Home Loan Mortgage Corp..... 05/21/09   5.250   10,260,810
  4,600,000   Federal Home Loan Mortgage Corp..... 03/15/11   5.625    4,902,882
     30,942   Federal Home Loan Mortgage Corp..... 08/15/13   4.000       31,013
     94,833   Federal Home Loan Mortgage Corp..... 08/15/13   4.500       95,269
  4,400,000   Federal Home Loan Mortgage Corp..... 11/17/17   5.125    4,646,145
    175,000   Federal Home Loan Mortgage Corp..... 05/15/28   5.500      178,453
    180,000   Federal Home Loan Mortgage Corp..... 01/15/29   5.500      182,723
  1,550,000   Federal Home Loan Mortgage Corp..... 07/15/32   6.250    1,837,198
    105,000   Federal Home Loan Mortgage Corp..... 10/15/34   5.500      105,960
    250,000   Federal National Mortgage Assoc..... 05/01/08   3.720      249,388
  6,750,000   Federal National Mortgage Assoc..... 09/15/12   4.375    6,997,880
     48,600   Federal National Mortgage Assoc..... 04/01/17   6.500       50,573
  4,200,000   Federal National Mortgage Assoc..... 06/12/17   5.375    4,539,616
  3,196,779   Federal National Mortgage Assoc..... 02/01/20   5.000    3,221,317
  3,533,921   Federal National Mortgage Assoc..... 02/01/20   5.000    3,561,046
    146,054   Federal National Mortgage Assoc..... 03/01/20   4.500      144,710
  7,180,330   Federal National Mortgage Assoc..... 06/01/20   5.000    7,235,445
    123,588   Federal National Mortgage Assoc..... 10/25/21   6.000      127,873
  3,700,000   Federal National Mortgage Assoc.
                 (TBA 15YR)....................... 05/01/23   5.000    3,718,500
      6,268   Federal National Mortgage Assoc..... 12/01/28   7.500        6,774
      3,972   Federal National Mortgage Assoc..... 04/01/29   7.500        4,293
      4,676   Federal National Mortgage Assoc..... 04/01/29   7.500        5,054
  1,500,000   Federal National Mortgage Assoc..... 11/15/30   6.625    1,838,928
     13,973   Federal National Mortgage Assoc..... 12/01/30   7.500       15,093
    538,362   Federal National Mortgage Assoc..... 01/25/31   6.000      540,357

   The accompanying notes are an integral part of these financial statements.

10

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
(expressed in U.S. dollars)

  Principal                                       Maturity    Interest
   Amount                                           Date        Rate      Value
------------                                     ----------   --------  --------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS (continued)
$   270,000   Federal National Mortgage Assoc..... 03/25/31    5.500% $  273,068
    204,800   Federal National Mortgage Assoc..... 07/01/32    7.000     217,247
    269,807   Federal National Mortgage Assoc..... 11/01/32    6.500     280,863
    108,447   Federal National Mortgage Assoc..... 10/01/33    6.000     111,400
     42,836   Federal National Mortgage Assoc..... 11/25/33    5.500      42,899
    123,928   Federal National Mortgage Assoc..... 03/01/34    4.500     118,283
    245,912   Federal National Mortgage Assoc..... 07/01/34    6.500     255,221
    246,542   Federal National Mortgage Assoc..... 09/01/34    6.500     255,875
    815,271   Federal National Mortgage Assoc..... 06/01/35    5.500     821,153
     14,175   Federal National Mortgage Assoc..... 11/01/35    6.500      14,690
    232,512   Federal National Mortgage Assoc..... 11/01/35    6.500     240,951
    243,707   Federal National Mortgage Assoc..... 11/01/35    6.500     252,552
    239,998   Federal National Mortgage Assoc..... 12/01/35    6.500     248,709
    248,298   Federal National Mortgage Assoc..... 01/01/36    6.500     257,232
     17,702   Federal National Mortgage Assoc..... 02/01/36    6.500      18,339
    225,131   Federal National Mortgage Assoc..... 02/01/36    6.500     233,302
    251,024   Federal National Mortgage Assoc..... 02/01/36    6.500     260,056
    264,351   Federal National Mortgage Assoc..... 02/01/36    6.500     273,945
    221,179   Federal National Mortgage Assoc..... 03/01/36    6.500     229,137
    290,254   Federal National Mortgage Assoc..... 03/01/36    6.500     300,697
    212,701   Federal National Mortgage Assoc..... 04/01/36    6.500     220,354
    302,928   Federal National Mortgage Assoc..... 04/01/36    6.500     313,828
    274,036   Federal National Mortgage Assoc..... 05/01/36    6.500     283,896
    908,523   Federal National Mortgage Assoc..... 05/01/36    6.500     941,212
    220,091   Federal National Mortgage Assoc..... 06/01/36    6.500     228,010
    234,605   Federal National Mortgage Assoc..... 06/01/36    6.500     243,046
    243,613   Federal National Mortgage Assoc..... 06/01/36    6.500     252,378
    244,330   Federal National Mortgage Assoc..... 06/01/36    6.500     253,121
    259,039   Federal National Mortgage Assoc..... 06/01/36    6.500     268,359
    352,322   Federal National Mortgage Assoc..... 06/01/36    6.500     364,998
    597,245   Federal National Mortgage Assoc.(1). 07/01/36    5.726     611,047
    247,687   Federal National Mortgage Assoc..... 08/01/36    6.500     256,599
    433,459   Federal National Mortgage Assoc..... 08/01/36    6.500     449,055

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2008

                                                                              11

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
(expressed in U.S. dollars)

  Principal                                       Maturity    Interest
   Amount                                           Date        Rate     Value
------------                                     ----------   --------  --------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS (continued)
$   473,784   Federal National Mortgage Assoc..... 08/01/36    6.500% $  490,831
  1,070,596   Federal National Mortgage Assoc.(1). 09/01/36    5.801   1,098,137
    138,633   Federal National Mortgage Assoc..... 09/01/36    6.500     143,621
    248,329   Federal National Mortgage Assoc..... 09/01/36    6.500     257,264
    402,852   Federal National Mortgage Assoc..... 09/01/36    6.500     417,347
    200,310   Federal National Mortgage Assoc..... 10/01/36    6.500     207,518
    428,368   Federal National Mortgage Assoc..... 10/01/36    6.500     443,781
    446,583   Federal National Mortgage Assoc..... 10/01/36    6.500     462,652
    425,310   Federal National Mortgage Assoc..... 11/01/36    6.500     440,613
    442,836   Federal National Mortgage Assoc..... 11/01/36    6.500     458,770
    457,724   Federal National Mortgage Assoc..... 11/01/36    6.500     474,193
    480,615   Federal National Mortgage Assoc..... 11/01/36    6.500     497,908
  4,209,310   Federal National Mortgage Assoc..... 12/01/36    6.000   4,308,147
    279,137   Federal National Mortgage Assoc..... 12/01/36    6.500     289,180
    404,865   Federal National Mortgage Assoc..... 12/01/36    6.500     419,432
    476,049   Federal National Mortgage Assoc..... 12/01/36    6.500     493,178
  1,490,554   Federal National Mortgage Assoc.(1). 01/01/37    5.503   1,521,797
    434,386   Federal National Mortgage Assoc..... 01/01/37    6.500     450,015
    394,429   Federal National Mortgage Assoc..... 03/01/37    6.500     408,537
 14,596,436   Federal National Mortgage Assoc..... 06/01/37    5.500  14,691,797
 10,032,194   Federal National Mortgage Assoc..... 07/01/37    6.000  10,265,624
  8,651,241   Federal National Mortgage Assoc..... 07/01/37    6.500   8,960,679
  9,208,227   Federal National Mortgage Assoc..... 08/01/37    6.000   9,422,485
 22,085,000   Federal National Mortgage Assoc.
                (TBA 30YR)........................ 05/01/38    5.000  21,691,622
  2,400,000   Federal National Mortgage Assoc.
                (TBA 30YR)........................ 05/01/38    6.500   2,483,251
     87,215   Federal National Mortgage Assoc..... 02/25/44    5.950      88,689
    512,954   FHLMC Gold Pool..................... 05/01/19    4.000     495,702
  1,678,944   FHLMC Gold Pool..................... 05/01/19    4.000   1,622,477
    967,049   FHLMC Gold Pool..................... 12/01/19    4.000     934,524
  2,805,253   FHLMC Gold Pool..................... 02/01/20    4.000   2,710,904
    516,957   FHLMC Gold Pool..................... 04/01/20    4.000     497,794

   The accompanying notes are an integral part of these financial statements.

12

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
(expressed in U.S. dollars)

  Principal                                       Maturity    Interest
   Amount                                           Date        Rate      Value
------------                                     ----------   --------  --------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS (continued)
$    70,018   FHLMC Gold Pool..................... 01/01/22    4.000% $   67,400
  1,406,456   FHLMC Gold Pool..................... 10/01/34    5.500   1,422,573
    165,475   FHLMC Gold Pool..................... 11/01/35    5.000     162,920
     95,718   FHLMC Gold Pool..................... 12/01/35    5.000      94,240
    128,285   FHLMC Gold Pool..................... 12/01/35    5.000     126,304
  1,702,193   FHLMC Non Gold Guaranteed(1)........ 04/01/36    5.410   1,738,809
    347,416   FHLMC Non Gold Guaranteed(1)........ 12/01/36    5.397     353,943
    707,379   FHLMC Non Gold Guaranteed(1)........ 01/01/37    5.489     720,817
  1,210,543   FHLMC Non Gold Guaranteed(1)........ 02/01/37    5.470   1,233,286
     61,155   General National Mortgage Assoc.(1). 08/20/29    5.625      61,631
                                                                     -----------

              Total U.S. Government Agency Obligations
              (Identified cost $157,756,134)......                   159,965,883
                                                                     -----------

              U.S. TREASURY NOTES AND BONDS (13.3%)
  1,200,000   U.S. Treasury Bonds................. 02/15/23    7.125   1,555,219
    485,000   U.S. Treasury Bonds................. 08/15/23    6.250     583,705
    210,000   U.S. Treasury Bonds................. 02/15/26    6.000     248,079
  4,310,000   U.S. Treasury Bonds................. 02/15/31    5.375   4,849,086
  4,605,000   U.S. Treasury Bonds................. 02/15/36    4.500   4,612,916
  2,065,000   U.S. Treasury Notes................. 03/31/11    4.750   2,197,935
  5,000,000   U.S. Treasury Notes................. 11/30/12    3.375   5,075,390
    300,000   U.S. Treasury Notes................. 08/15/16    4.875     326,578
 21,610,000   U.S. Treasury Notes................. 08/15/17    4.750  23,281,404
    730,000   United States Treasury Inflation
                Indexed Bonds..................... 11/15/17    8.493     492,435
                                                                     -----------

              Total U.S. Treasury Notes and Bonds
              (Identified cost $42,849,551).......                    43,222,747
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2008

                                                                              13

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
(expressed in U.S. dollars)

  Principal                                      Maturity  Interest
   Amount                                          Date      Rate       Value
------------                                    ---------  --------   --------
              COMMERCIAL PAPER (7.2%)
$ 2,000,000   BNP Paribas Finance, Inc.......... 05/07/08   2.722%  $ 1,999,093
  5,000,000   ConocoPhillips.................... 05/05/08   2.201     4,998,778
  6,850,000   Deutsche Bank Financial LLC....... 05/01/08   2.300     6,850,000
  3,450,000   FPL Group Capital, Inc............ 05/05/08   2.301     3,449,118
  2,000,000   NYSE Euronext..................... 05/01/08   2.251     2,000,000
  2,000,000   Philip Morris International, Inc.. 05/14/08   2.443     1,998,238
  2,300,000   Stanley Works..................... 05/02/08   2.250     2,299,856
                                                                    -----------

              Total Commercial Paper
              (Identified cost $23,595,084).......                   23,595,083
                                                                   ------------

TOTAL INVESTMENTS (Identified cost $346,534,857)(3)         107.0% $348,415,044
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS............   (7.0)  (22,786,053)
                                                           ------  ------------
NET ASSETS................................................  100.0% $325,628,991
                                                           ======  ============
----------

(1)   Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30,
      2008 coupon or interest rate.

(2)   Security exempt from registration under Rule 144A of the Securities Act of
      1933.  These  securities  may  be  resold  in  transactions   exempt  from
      registration,  normally to qualified  institutional  buyers.  Total market value of 144A securities owned at April 30, 2008 was $3,888,073 or 1.2% of net assets.

(3)   The aggregate  cost for federal income tax purposes is  $346,534,857,  the aggregate gross unrealized  appreciation is $4,508,215,  and the aggregate gross unrealized  depreciation is $2,628,028,  resulting in net unrealized appreciation of $1,880,187.

   The accompanying notes are an integral part of these financial statements.

14

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
(expressed in U.S. dollars)

At April 30, 2008, the Fund had the following open swap agreements:


                                                                                     Amount Due
 Notional                                                                         from (to) Broker
  Amount                           Description                                        at Value
  ------                           -----------                                        --------

12,870,000  Agreement with Goldman Sachs to pay 3.250% interest in exchange for receiving protection against the default of an index of the
            bonds of 100 non investment grade entities based in North America.         $565,613

 2,600,000  Agreement with Goldman Sachs to pay 2.030% interest in exchange
            for receiving protection against default on a bond from SLM Corporation.    174,048

 1,300,000  Agreement with Goldman Sachs terminating 06/20/14 to pay 3.080%
            interest in exchange for receiving 7 yr protection against default on
            a bond from SLMA Corporation.                                                25,268

12,870,000  Agreement with Lehman Brothers to receive 3.250% interest in exchange for providing protection against the default of an index of the bonds
            of 100 non investment grade entities based in North America.               (710,400)

 3,650,000  Agreement with Lehman Brothers to pay 0.165% interest in exchange for receiving protection against default on a bond issued by American
            Express Company.                                                            124,271

 3,650,000  Agreement with Goldman Sachs to receive 0.470% interest in exchange for providing protection against default on a bond issued by American
            Express Company.                                                            (82,475)
                                                                                     ----------
                                                                                       $ 96,325
                                                                                     ==========


As of April 30, 2008, the Fund had segregated sufficient cash to cover any accrued but unpaid net amounts owed to a swap counterparty.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2008

                                                                              15

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2008 (unaudited)

ASSETS:
   Investments in securities, at value
   (identified cost $346,534,857)................................. $348,415,044
   Cash...........................................................      257,293
   Foreign currency, at value (identified cost $22,170)...........       23,055
   Segregated cash................................................    1,450,131
   Receivables for:
     Interest and other receivables...............................    2,850,809
     Investments sold.............................................    2,083,352
     Capital stock sold...........................................      930,000
     Swap premium received........................................      144,788
     Swap agreements..............................................       96,325
                                                                  -------------
       Total Assets...............................................  356,250,797
                                                                  -------------
LIABILITIES:
Payables for:
   Investments purchased..........................................   30,233,380
   Capital stock redeemed.........................................       75,285
   Investment advisory fees.......................................      107,796
   Custody and accounting fees....................................       57,265
   Administrative fees............................................       53,898
   Shareholder servicing fees.....................................       41,888
   Professional fees..............................................       27,976
   Board of Trustees' fees........................................        4,265
   Dividend distributions.........................................          313
   Accrued expenses and other liabilities.........................       19,740
                                                                  -------------
       Total Liabilities..........................................   30,621,806
                                                                  -------------
NET ASSETS........................................................ $325,628,991
                                                                  =============
Net Assets Consist of:
   Par value...................................................... $     32,840
   Paid-in capital................................................  334,241,290
   Undistributed net investment income............................    1,608,861
   Accumulated net realized loss on investments...................  (12,211,507)
   Net unrealized appreciation on investments and foreign
     currency translations........................................    1,957,507
                                                                  -------------
Net Assets........................................................ $325,628,991
                                                                  =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES NET ASSET VALUE
   ($171,332,093 / 17,274,607 shares outstanding).................        $9.92
                                                                       ========
CLASS I SHARES NET ASSET VALUE
   ($154,296,898 / 15,565,772 shares outstanding).................        $9.91
                                                                       ========

   The accompanying notes are an integral part of these financial statements.

16

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2008 (unaudited)

NET INVESTMENT INCOME:
   Income:
     Interest and other income
     (net of withholding taxes of $999)..........................  $  7,930,687
                                                                   ------------
       Total Income..............................................     7,930,687
                                                                   ------------

   Expenses:
     Investment advisory fees....................................       318,442
     Administrative fees.........................................       159,221
     Shareholder servicing fees..................................       125,275
     Custody and accounting fees.................................       115,401
     Professional fees...........................................        18,250
     Board of Trustees' fees.....................................        14,653
     Miscellaneous expenses......................................        66,381
                                                                   ------------
       Total Expenses............................................       817,623
       Expense offset arrangement................................        (6,764)
                                                                   ------------
       Net Expenses..............................................       810,859
                                                                   ------------
   Net Investment Income.........................................     7,119,828
                                                                   ------------

NET REALIZED AND UNREALIZED LOSS:
   Net realized loss on investments and swap agreements..........    (1,635,648)
   Net change in unrealized appreciation on investments
     and foreign currency translations...........................       658,368
                                                                   ------------
     Net Realized and Unrealized Loss............................      (977,280)
                                                                   ------------
   Net Increase in Net Assets Resulting from Operations..........   $ 6,142,548
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2008

                                                                              17

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                          For the six
                                                                         months ended            For the
                                                                        April 30, 2008         year ended
                                                                          (unaudited)       October 31, 2007
                                                                        --------------      ----------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
     Net investment income.........................................       $ 7,119,828        $ 12,185,548
     Net realized loss on investments and
       swap agreements.............................................        (1,635,648)         (5,053,855)
     Net change in unrealized appreciation (depreciation)
       on investments and foreign currency translations............           658,368            (361,679)
                                                                         ------------        ------------
     Net increase in net assets resulting from operations..........         6,142,548           6,770,014
                                                                         ------------        ------------
   Dividends and distributions declared:
     From net investment income:
     Class N.......................................................        (3,264,327)         (6,668,697)
     Class I.......................................................        (3,185,637)         (4,657,983)
                                                                         ------------        ------------
       Total dividends and distributions declared..................        (6,449,964)        (11,326,680)
                                                                         ------------        ------------
   Capital stock transactions:
     Net proceeds from sales of capital stock......................        71,547,620          85,260,256
     Net asset value of capital stock issued to shareholders
       for reinvestment of dividends and distributions.............         2,212,387             395,914
     Net cost of capital stock redeemed............................       (36,529,382)        (33,205,938)
                                                                         ------------        ------------
       Net increase in net assets resulting
         from capital stock transactions...........................        37,230,625          52,450,232
                                                                         ------------        ------------
       Total increase in net assets................................        36,923,209          47,893,566

NET ASSETS:
   Beginning of year...............................................       288,705,782         240,812,216
                                                                         ------------        ------------
   End of period (including undistributed net investment
     income of $1,608,861 and $938,997, respectively)..............      $325,628,991        $288,705,782
                                                                         ============        ============


   The accompanying notes are an integral part of these financial statements.

18

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected  per share data and ratios for a Class N share  outstanding  throughout each period


                                          For the six
                                          months ended                        For the years ended October 31,
                                         April 30, 2008       --------------------------------------------------------------
                                          (unaudited)          2007          2006          2005          2004          2003
                                         --------------       ------        ------        ------        ------        ------
Net asset value, beginning
   of year...................                $ 9.92           $10.10        $10.19        $10.57        $10.57        $10.25
                                             ------           ------        ------        ------        ------       -------
Income from investment operations:
   Net investment income(1)..                  0.22             0.46          0.48          0.42          0.43          0.59
   Net realized and unrealized
     gain (loss).............                 (0.03)           (0.21)        (0.03)        (0.27)         0.17          0.33
                                             ------           ------        ------        ------        ------       -------
     Total income from investment
       operations............                  0.19             0.25          0.45          0.15          0.60          0.92
                                             ------           ------        ------        ------        ------       -------
Less dividends and distributions:
   From net investment income                 (0.19)           (0.43)        (0.46)        (0.41)        (0.44)        (0.60)
   From net realized gains...                     -                -         (0.08)        (0.12)        (0.16)            -
                                             ------           ------        ------        ------        ------       -------
     Total dividends and
       distributions.........                 (0.19)           (0.43)        (0.54)        (0.53)        (0.60)        (0.60)
                                             ------           ------        ------        ------        ------       -------

Net asset value, end of period               $ 9.92           $ 9.92        $10.10        $10.19        $10.57        $10.57
                                             ======           ======        ======        ======        ======        ======
Total return.................                  1.96%            2.42%         4.64%         1.49%         5.77%         9.33%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions)...........                  $171             $168          $147          $149          $110          $115
   Expenses as a percentage of
     average net assets......                  0.62%(2),(3)     0.61%(2)      0.55%(2)      0.57%(2)      0.55%(4)      0.55%(4)
   Ratio of net investment income
     to average net assets...                  4.38%(3)         4.62%         4.75%         4.06%         4.14%         5.55%
   Portfolio turnover rate...                   202%(3)          275%          325%          211%          210%          249%(5)


----------

(1)   Calculated using average shares outstanding for the period.

(2)   The ratio of expenses to average net assets for the six months ended April
      30, 2008 and the years ended October 31, 2007,  2006 and 2005 reflect fees reduced  as a result of an  expense  offset  arrangement  with the  Fund's custodian.  Had this arrangement not been in place,  this ratio would have been 0.31%, 0.62%, 0.56%, and 0.58%, respectively.

(3)   Annualized.

(4)   Had the expense payment agreement,  which terminated on December 31, 2004, not been in place,  the ratio of expenses to average net assets would have been as follows:

                                                N/A              N/A           N/A           N/A          0.61%         0.62%


(5)   Portfolio  turnover  rate is a weighted  average  of the Fund's  portfolio turnover and that of the Broad Market Fund (the  "Portfolio") in which the
      Fund invested through December 3, 2002. FINANCIAL  HIGHLIGHTS  (continued)
      Selected  per  share  data  and  ratios  for a Class  I share  outstanding throughout each period

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2008

                                                                              19

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected  per share data and ratios for a Class I share  outstanding  throughout each period


                                                                                              For the period from
                                   For the six                                                 December 3, 2002
                                   months ended       For the years ended October 31,          (commencement of
                                  April 30, 2008    --------------------------------------       operations) to
                                    (unaudited)      2007       2006       2005      2004       October 31, 2003
                                    -----------     ------     ------     ------    ------    -------------------
Net asset value, beginning
   of year..................           $ 9.92       $10.10     $10.19     $10.57    $10.57            $10.22
                                       ------       ------     ------     ------    ------            ------
Income from investment operations:
   Net investment income(1).             0.23         0.48       0.50       0.44      0.46              0.53
                                       ------       ------     ------     ------
     gain (loss)............            (0.04)       (0.20)     (0.04)     (0.27)     0.15              0.34
                                       ------       ------     ------     ------    ------            ------
     Total income from investment
       operations...........             0.19         0.28       0.46       0.17      0.61              0.87
                                       ------       ------     ------     ------    ------            ------
Less dividends and distributions:
   From net investment income           (0.20)       (0.46)     (0.47)     (0.43)    (0.45)            (0.52)
   From net realized gains..                -            -      (0.08)     (0.12)    (0.16)                -
                                       ------       ------     ------     ------    ------            ------
     Total dividends and
       distributions........            (0.20)       (0.46)     (0.55)     (0.55)    (0.61)            (0.52)
                                       ------       ------     ------     ------    ------            ------
Net asset value, end of period         $ 9.91       $ 9.92     $10.10     $10.19    $10.57            $10.57
                                       ======       ======     ======     ======    ======            ======
Total return................             1.94%        2.58%      4.79%      1.64%     5.91%             9.48%
Ratios/Supplemental Data:
   Net assets, end of period
   (in millions)............             $154         $121        $94        $94       $91               $87
   Expenses as a percentage of
     average net assets.....             0.45%(2),(3) 0.46%(2)   0.40%(2)   0.42%(2)  0.40%(4)          0.40%(4)
   Ratio of net investment income
     to average net assets..             4.55%(3)     4.78%      4.92%      4.21%     4.36%             5.42%
   Portfolio turnover rate..              202%(3)      275%       325%       211%      210%              249%(5)


----------

(1)   Calculated using average shares outstanding for the period.

(2)   The ratio of expenses to average net assets for the six months ended April
      30, 2008 and the years ended October 31, 2007,  2006 and 2005 reflect fees reduced  as a result of an  expense  offset  arrangement  with the  Fund's custodian.  Had this arrangement not been in place,  this ratio would have been 0.23%, 0.47%, 0.41%, and 0.44%, respectively.

(3)   Annualized.

(4)   Had the expense payment agreement,  which terminated on December 31, 2004, not been in place,  the ratio of expenses to average net assets would have been as follows:

                                          N/A          N/A        N/A        N/A      0.45%             0.46%


(5)   Portfolio  turnover  rate is a weighted  average  of the Fund's  portfolio turnover  and that of the  Portfolio  in which the Fund  invested  through
      December 3, 2002.

   The accompanying notes are an integral part of these financial statements.

20

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

1.    Organization and Significant  Accounting  Policies.  BBH Broad Market Fund
      (the "Fund") is a separate  diversified series of BBH Trust (the "Trust"), which is registered under the Investment  Company Act of 1940, as amended, as an open-end  management  investment  company.  The Trust was originally organized  under the laws of the State of Maryland on July 16, 1990 as BBH
      Fund,  Inc. and  re-organized  as a Delaware  statutory  trust on June 12,
      2007.  The Fund  commenced  operations  on December 22, 2000. On August 6,
      2002, the Trustees  reclassified the Fund's  outstanding  shares as "Class
      N", and established a new class of shares designated as "Class I". Class I commenced on December 3, 2002.  Class N and Class I shares have  different operating  expenses.  Neither Class N shares nor Class I shares convert to any other class of the Fund. At April 30, 2008, there were seven series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles  generally  accepted  in the United  States of  America,  which require  management to make certain  estimates and assumptions at the date of the  financial  statements  and are based,  in part,  on the  following accounting policies. Actual results could differ from those estimates.

      A.    Valuation of Investments.  Bonds and other fixed income  securities, including restricted  securities (other than short-term  obligations but  including  listed  issues)  are valued at their most recent bid prices (sales price if the  principal  market is an exchange) in the principal  market in which such securities are normally  traded,  on the basis of valuations furnished by a pricing service, use of which has been approved by the Trustees.  In making such  valuations,  the
            pricing  service  utilizes  both   dealer-supplied   valuations  and
            electronic  data  processing  techniques  which  take  into  account appropriate  factors such as  institutional-size  trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue,  trading  characteristics  and  other  market  data,  without
            exclusive    reliance    upon   quoted   prices   or   exchange   or
            over-the-counter  prices,  since such  valuations  are  believed  to reflect more accurately the fair value of such securities.

            Securities  or other  assets  for which  market  quotations  are not readily  available  are  valued  at fair  value in  accordance  with procedures  established  by and under the  general  supervision  and responsibility of the Trustees.  Short-term investments which mature in 60 days or less are valued at  amortized  cost if their  original maturity was 60 days or less,  or by  amortizing  their value on the
            61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days,  unless this is determined not to represent fair value by the Trustees.

      B.    Accounting for Investments and Income.  Investment  transactions are accounted for on the trade date.  Realized gains and losses, if any,
            from  investment   transactions  are  determined  on  the  basis  of
            identified  cost.  Interest  income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium  amortization on the investments of the
            Fund.  Investment  income is recorded net of foreign taxes  withheld where

FINANCIAL STATEMENT APRIL 30, 2008

                                                                              21

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

            recovery of such tax is uncertain. Debt obligations may be placed on non-accrual  status and  related  interest  income may be reduced by ceasing  current  accruals and writing off interest  receivable when the  collection of all or a portion of interest has become  doubtful based on  consistently  applied  procedures.  A debt  obligation  is removed from  non-accrual  status when the issuer  resumes  interest payments or when collectibility of interest is reasonably assured.

      C.    Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal  Reserve  Bank of New York.  Repurchase  agreements  are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually  agreed upon time and price. The repurchase  price exceeds the sale price,  reflecting the Fund's return on the  transaction  or  effectively  the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying  security.  The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the
            Investment Adviser.  The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase  agreements.  The
            Investment  Adviser or  sub-custodian  will monitor the value of the underlying  security  each  day to  ensure  that  the  value  of the security always equals or exceeds the repurchase  price.  Repurchase agreements are subject to credit risks.  At April 30, 2008, the Fund had no open repurchase agreements.

      D.    Forward Foreign Currency Exchange Contracts. The Fund may enter into
            forward  foreign  currency  exchange   contracts   ("contracts")  in
            connection with planned  purchases or sales of securities,  to hedge the U.S. dollar value of Fund securities denominated in a particular currency,  or to increase or shift its exposure to a currency  other than  U.S.  dollars.  The Fund  has no  specific  limitation  on the percentage  of  assets  which  may be  committed  to these  types of contracts.  The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their  contracts or if the value of the foreign currency changes  unfavorably.  The U.S.
            dollar  values  of  foreign  currency   underlying  all  contractual
            commitments  held by the Fund are determined  using forward currency exchange rates supplied by a quotation  service.  At April 30, 2008, the Fund had no open forward foreign currency exchange contracts.

      E.    Swap Agreements.  The Fund may enter into swap agreements. A swap is an exchange of cash payments  based on a notional  principal  amount between  the Fund and  another  party  which is based on a  specific financial index.  These  transactions are entered into in an attempt to obtain a particular return when it is considered  desirable to do so,  possibly  at a lower  cost to the  Fund  than if the  Fund  had invested directly in an instrument that yielded that desired return.
            Cash payments are  exchanged at specified  intervals and recorded in the  Statement  of  Operations  as realized  gains and  losses.  The expected  income or expense is  recorded  on an accrual  basis.  The value of the  swap is  adjusted  daily  and the  change  in value is recorded as unrealized appreciation or depreciation. Risks

22

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

            may arise upon  entering  into these  agreements  from the potential inability of counter parties to meet the terms of their contract and from  unanticipated  changes in the value of the financial  index on which  the  swap  agreement  is  based.  Risks  may  exceed  amounts recognized on the Statement of Assets and Liabilities.  The Fund may
            use swaps for both  hedging and  non-hedging  purposes.  For hedging purposes,  the Fund may use swaps to reduce its exposure to interest and foreign exchange rate  fluctuations.  For non-hedging  purposes, the Fund may use swaps to take a position on anticipated  changes in
            the  underlying   financial   index.   Information   regarding  swap
            agreements is included at the end of the Portfolio of Investments.

      F.    Financial  Futures  Contracts.  The Fund may enter into open futures contracts in order to hedge against  anticipated  future  changes in interest rates which  otherwise  might either  adversely  affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the  investment  the Fund has in a particular  contract and does not necessarily  represent  the  amounts  potentially  subject  to risk.
            Trading in futures contracts involves,  to varying degrees,  risk of loss in excess of any  futures  variation  margin  reflected  in the
            Statement  of  Assets  and  Liabilities.  The  measurement  of  risk associated  with  futures  contracts  is  meaningful  only  when all related and offsetting transactions are considered. Gains and losses
            are  realized  upon  the   expiration  or  closing  of  the  futures
            contracts.  Futures  contracts  held by the Fund are valued daily at the official settlement price of the exchange on which it is traded.
            At April 30, 2008, the Fund had no open financial futures contracts.

      G.    Rule 144A Securities.  The Fund may purchase securities that are not registered  under the 1933 Act,  but that can be sold to  "qualified institutional  buyers" in accordance with the requirements stated in
            Rule 144A  under the 1933 Act (Rule  144A  Securities).  A Rule 144A
            Security may be considered illiquid and therefore subject to the 15%
            limitation  on the  purchase  of illiquid  securities,  unless it is determined  on an ongoing  basis  that an  adequate  trading  market exists for the security.  Guidelines have been adopted and the daily function  of  determining  and  monitoring  liquidity  of Rule  144A
            Securities  has  been  delegated  to  the  Investment  Adviser.  All relevant  factors will be considered in determining the liquidity of
            Rule 144A  Securities and all  investments  in Rule 144A  Securities
            will  be  carefully  monitored.   Information  regarding  Rule  144A
            securities is included at the end of the Portfolio of Investments.

      H.    Securities  Lending.  The Fund may lend its portfolio  securities to broker-dealers, qualified banks and certain institutional investors.
            The loans are secured by  collateral  in an amount equal to at least the  market  value at all times of the  loaned  securities  plus any accrued  interest and dividends.  During the time the securities are on loan,  the  Fund  will  continue  to  receive  the  interest  and dividends or amounts  equivalent  thereto,  on the loaned securities while  receiving a fee from the borrower or earning  interest on the investment of the cash collateral.  Loans are subject to

FINANCIAL STATEMENT APRIL 30, 2008

                                                                              23

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

            termination  at  the  option  of the  borrower  or  the  Fund.  Upon termination  of the loan,  the  borrower  will  return to the lender securities  identical  to the  loaned  securities.  The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities  and may share the interest  earned on the collateral  with the borrower.  The Fund bears the risk of delay in  recovery  of, or even loss of rights in, the  securities  loaned should the borrower of the securities fail  financially.  There were no securities on loan as of April 30, 2008.

      I.    Federal  Income Taxes.  It is the Trust's  policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated  investment companies and to distribute all of its taxable income to its  shareholders.  Accordingly,  no  federal  income  tax provision is required.  The Fund files a tax return  annually  using tax accounting  methods  required under provisions of the Code which may differ  from  accounting  principles  generally  accepted in the
            United  States  of  America,  the  basis  on which  these  financial statements are prepared.  Accordingly,  the amount of net investment income and net realized gain reported on these financial  statements may  differ  from that  reported  on the  Fund's  tax  return due to certain  book-to-tax  timing differences such as losses deferred due
            to  "wash  sale"   transactions  and  utilization  of  capital  loss
            carryforwards.     These    differences    result    in    temporary
            over-distributions   for  financial   statement   purposes  and  are
            classified as  distributions  in excess of accumulated  net realized
            gains  or  net  investment  income.   These   distributions  do  not
            constitute   a  return  of  capital.   Permanent   differences   are
            reclassified  on the  Statement of Assets &  Liabilities  based upon their tax classification. As such, the character of distributions to shareholders  reported in the Financial  Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      J.    Dividends   and   Distributions   to   Shareholders.   Dividends  to
            shareholders  are  generally  declared  and  paid  monthly  and  are recorded on the  ex-dividend  date.  Distributions  from net capital gains,  if any, are  generally  declared  and paid  annually and are recorded on the ex-dividend date. The tax character of distributions paid  during the  fiscal  years  ended  October  31,  2007 and 2006, respectively, were as follows:

                                 Distribution paid from:
--------------------------------------------------------------------------------
                              Net          Total                       Total
             Ordinary      long term      taxable     Tax return   distributions
              income     capital gain  distributions  of capital       paid
              ------     ------------  -------------  ----------  --------------
     2007:  $11,326,680     $   -       $11,326,680      -        $11,326,680
     2006:   12,915,003      572,521     13,487,524      -         13,487,524

24

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

            As of October 31, 2007 and 2006,  respectively,  the  components  of accumulated earnings/(deficit) on a tax basis were as follows:


                            Components of accumulated earnings/(deficit):
        ---------------------------------------------------------------------------------------------
                                                                                             Total
            Undistributed   Undistributed                    Accumulated     Unrealized   accumulated
              ordinary        long-term       Accumulated    capital and    appreciation/  earnings/
               income       capital gains       earnings    other losses   (depreciation)  (deficit)
            -------------   -------------     -----------   ------------   -------------- -----------

        2007:  $436,155       -               $436,155      $(10,771,480)   $  (207,615)  $(10,542,940)
        2006:   530,515       -                530,515       (5,783,575)      1,612,752    (3,640,308)


            Total distributions paid differ from the Statement of Changes in Net
            Assets  because  for tax  purposes  dividends  are  recognized  when actually paid.

            The  differences   between   book-basis  and  tax-basis   unrealized
            appreciation/  (depreciation)  is attributable  primarily to the tax deferral of losses on wash sales,  forward currency contracts marked to market and futures marked to market.

            The  Fund  had  net  capital  loss  carryforwards  of  approximately
            $10,771,480 which expires as follows:

                        Expiration
                           date                       Amount
                        -----------               -------------
                         10/31/2014                $ 5,375,549
                         10/31/2015                  5,395,931
                                                  -------------
                                                   $10,771,480
                                                  =============

            To the  extent  future  capital  gains are  offset by  capital  loss carryforwards, such gains will not be distributed.

      K.    Accounting  Developments.  In  June  2006,  the  Fund  adopted  FASB
            Interpretation  No. 48 "Accounting  for Uncertainty in Income Taxes"
            ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be  recognized,  measured,  presented  and  disclosed  in the
            financial  statements.   FIN  48  requires  the  evaluation  of  tax
            positions  taken or expected to be taken in the course of  preparing the Fund's tax returns to determine  whether that tax  positions are
            "more-likely-than-not"  of being  sustained  by the  applicable  tax authority. Tax positions not deemed to meet the more-likely-than-not threshold  would be  recorded  as a tax  benefit  or  expense in the current year. The adoption of FIN 48 had no impact on the operations of the Fund for the period ended April 30, 2008.

            In September 2006,  Statement of Financial  Accounting Standards No.
            157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value,  establishes a framework  for  measuring  fair value and expands  disclosures  about fair value  measurements.  Management is currently  evaluating the  implication of SFAS 157. At this time its
            impact  on  the  Fund's  financial   statements  has  not  yet  been
            determined.

FINANCIAL STATEMENT APRIL 30, 2008

                                                                              25

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

            In March 2008,  Statement of Financial Accounting Standards No. 161,
            Disclosures  about  Derivative  Instruments  and Hedging  Activities
            (SFAS 161),  was issued and is effective for fiscal years  beginning after November 15, 2008. SFAS 161 requires  enhanced  disclosures to provide information about the reasons the Fund invests in derivative instruments,  the  accounting  treatment and the effect  derivatives have on financial  performance.  Management is currently  evaluating the  impact  the  adoption  of SFAS  161  will  have  on the  Fund's financial statement disclosures.

2.    Transactions with Affiliates.

      Advisory  and  Administrative  Fees.  Effective  June  12,  2007,  under a
      combined  Investment   Advisory  and  Administrative   Services  Agreement
      ("Agreement") with the Trust, a separately  identifiable department within
      Brown Brothers  Harriman & Co. ("BBH")  provides  investment  advice,  and portfolio management and administrative services to the Fund. BBH receives a combined  fee from the Fund for  advisory  and  administrative  services calculated daily and paid monthly at an annual rate equivalent to 0.30% of the  fund's  average  daily net  assets.  Prior to June 12,  2007  under a separate  agreement  that covered only advisory  fees,  BBH received a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20%
      of the Fund's average daily net assets and Brown  Brothers  Harriman Trust
      Company,  LLC  ("BBHTC")  the  Fund's  administrator,   under  a  separate
      agreement that covered only administrative  services,  received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to
      0.10% of the Fund's average daily net assets. BBH has a sub-administration services  agreement with Federated  Services Company ("FSC") for which FSC receives  compensation  paid by BBH.  For the six months  ended  April 30,
      2008, the Fund incurred $477,663 for advisory and administrative services.

      Shareholder   Servicing  Fees.  The  Trust  has  a  shareholder  servicing agreement  with BBH.  BBH  receives a fee from the Fund for such  services calculated  daily and paid  monthly at an annual  rate of 0.15% of Class N shares' average daily net assets. For the six months ended April 30, 2008, the Fund incurred $125,275 for shareholder servicing services.

      Custody and Accounting Fees. BBH acts as a custodian and receive a custody and accounting fee from the Fund  calculated  daily and paid monthly.  BBH holds all cash and  investments  and calculates the daily net asset value.
      The  custody  fee is a  transaction  based fee with an annual  minimum  of
      $30,000,  and the  accounting  fee is calculated at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the six months  ended  April 30,  2008,  the Fund  incurred  $115,401  for custody and accounting  services.  These fees for the Fund were reduced by
      $6,764  as a result  of an  expense  offset  arrangement  with the  Fund's custodian.  In the event  that the Fund is  overdrawn,  under the  custody agreement  with BBH,  BBH will make  overnight  loans to the Fund to cover overdrafts.  Pursuant  to their  agreement  the Fund will pay the  Federal
      Funds  overnight  investment  rate  on the  day of  overdraft.  The  total interest  paid by the Fund for the six  months  ended  April 30,  2008 was
      $4,378.

26

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2008 (unaudited)

      Securities  Lending Fees. The Trust has a security lending  agreement with
      BBH for which BBH receives a fee from the Fund for each  security  loaned.
      For the six months  ended April 30,  2008,  the Fund  incurred no security lending fees.

      Board of Trustees'  Fees.  Each Trustee  receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2008, the Fund incurred $14,653 for these fees.

3.    Investment Transactions. For the six months ended April 30, 2008, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were 332,137,173 and $388,904,786 respectively.

4.    Securities  on Loan.  As of April 30, 2008,  the Fund had no securities on loan.

5.    Capital Stock. BBH Fund, Inc. was permitted to issue 2,500,000,000  shares of capital stock, par value $.001 per share, of which  277,777,778  shares were  classified  as Class N  shares  of the  Fund  and  277,777,778  were classified  as Class I shares of the  Fund.  The  Trust  offers  unlimited shares without par value.  Transactions in shares of capital stock were as follows:

                                   SHARES                     AMOUNT
                         -------------------------- ---------------------------
                          For the six     For the      For the six    For the
                          months ended  year ended    months ended   year ended
                         April 30, 2008 October 31,  April 30, 2008  October 31,
                          (unaudited)       2007       (unaudited)      2007
                         -------------- -----------  --------------  ----------

Class N
   Capital stock sold..... 2,591,476    4,662,728   $ 26,041,613   $ 46,611,159
   Capital stock issued in
     connection with
     reinvestment of
     dividends............   103,692       37,982      1,032,292        380,499
   Capital stock redeemed.(2,301,197)  (2,351,936)   (23,012,844)   (23,516,924)
                         -------------- -----------  --------------  ----------
   Net increase...........   393,971    2,348,774   $  4,061,061   $ 23,474,734
                         ============== ===========  ============== ===========
Class I
   Capital stock sold..... 4,571,271    3,880,649   $ 45,506,007   $  8,649,097
   Capital stock issued in
     connection with
     reinvestment of
     dividends............   118,544        1,548      1,180,095         15,415
   Capital stock redeemed.(1,340,748)    (977,038)   (13,500,000)    (9,689,014)
                         -------------- -----------  --------------  ----------
   Net increase........... 3,349,067    2,905,159   $ 33,186,102   $ 28,975,498
                         ============== ===========  ==============  ===========

FINANCIAL STATEMENT APRIL 30, 2008

                                                                              27

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
April 30, 2008 (unaudited)

EXAMPLE
As a shareholder of BBH Broad Market Fund (the "Fund"),  you may incur two types of costs: (1) transaction costs on purchase payments,  reinvested dividends,  or other distributions;  redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare  these  costs with the ongoing  costs of  investing  in other  mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

ACTUAL EXPENSES
The first line of the table below  provides  information  about  actual  account values and actual expenses.  You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),  then  multiply  the result by the number in the first line under the heading  entitled  "Expenses  Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second  line of the table  below  provides  information  about  hypothetical account  values and  hypothetical  expenses  based on the Fund's actual  expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical  account values and expenses may not be used to estimate  the actual  ending  account  balance or  expenses  you paid during the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so,  compare this 5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

28

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2008 (unaudited)

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs  only  and  do not  reflect  any  transactional  costs,  such  as redemption  fees or exchange  fees.  Therefore,  the second line of the table is useful in comparing  ongoing  costs only,  and will not help you  determine  the
relative  total  costs  of  owning  different  funds.  In  addition,   if  these
transactional costs were included, your costs would have been higher.

                                                              Expenses Paid
                       Beginning            Ending            During Period
                     Account Value       Account Value      November 1, 2007
                   November 1, 2007     April 30, 2008     to April 30, 2008(1)
                   ----------------     --------------     --------------------
Class N
Actual.............     $1,000            $1,019.60             $1.56
Hypothetical(2)....     $1,000            $1,023.32             $1.56

                                                              Expenses Paid
                       Beginning           Ending             During Period
                     Account Value      Account Value       November 1, 2007
                   November 1, 2007    April 30, 2008      to April 30, 2008(1)
                   ----------------    --------------     --------------------
Class I
Actual.............     $1,000            $1,019.40             $1.15
Hypothetical(2)....     $1,000            $1,023.72             $1.16

----------

(1)   Expenses  are equal to the Fund's  annualized  expense  ratio of 0.62% and
      0.45% for Class N and I shares,  respectively,  multiplied  by the average account  value over the  period,  multiplied  by 182/366  (to  reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation,  the  applicable  annualized  expense ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT APRIL 30, 2008

                                                                              29

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
April 30, 2008 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement
At a meeting held on December 11, 2006,  the Board of Trustees  (the "Board") of
the Trust unanimously approved a new Combined Investment Advisory/Administrative
Services Agreement ("Combined  Agreement").  The Board determined that the terms of the  Combined  Agreement  will be  substantially  identical  to  those of the current  advisory and  administration  agreements of the Funds,  noting that the most significant  difference in the Combined  Agreement is a single fee for both advisory and administrative  services. The following is a summary of the factors the Board took into consideration in making its determination to approve the new
Combined Agreement.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman & Co.
("BBH")
The Board noted that, under the Combined Agreement in respect of each Fund, BBH, subject to the  supervision of the Board,  will be  responsible  for providing a continuous  investment  program  and  making  purchases  and sales of  portfolio securities  consistent with the Funds' investment objective and policies.  Under the Combined Agreement, BBH also provides administrative services to each Fund.

The Board  considered  the scope and  quality of  services to be provided by BBH under the Combined  Agreement and noted that the scope of services  provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example,  BBH is responsible  for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs  have  recently  been refined and  enhanced in light of new  regulatory requirements.  The Board  considered the quality of the investment  research and administrative  capabilities  of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall,  they were satisfied  with the  nature,  extent and  quality  of  services  expected  to be provided to each of the Funds under the Combined Agreement.

Costs of Services Provided and Profitability to BBH
At  the  request  of  the  Board,  BBH  provided   information   concerning  the
profitability of BBH's current  investment  company advisory and other fees. The
Board also reviewed BBH's  profitability data for each Fund, which also included the effect of revenue  generated by the shareholder  servicing,  administration, custody and other fees paid by the Fund.  The Board  discussed the difficulty of making  comparisons  of  profitability  because  comparative  information is not generally publicly available and is affected by numerous factors,  including the
structure  of  the  service  provider,   the  types  of  funds  it  manages  and
administers,  its business mix, numerous assumptions  regarding  allocations and the entity's capital structure and cost of capital. In considering profitability information,  the Board  considered  the effect of  fall-out  benefits  on BBH's expenses,  as well as the "revenue  sharing"  arrangements  BBH has entered into with certain entities that distribute  shares of the Funds. The Board focused on
profitability   of  BBH's   relationships   with  the  Funds  before  taxes  and
distribution  expenses.  The Board  concluded  that it was satisfied  that BBH's level of profitability from its relationship with each Fund was not excessive.

30

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2008 (unaudited)

Fall-Out Benefits
The  Board   considered  that  BBH  does  not  allocate  the  Funds'   portfolio
transactions for third party research,  although it did benefit from proprietary research  received  from brokers that execute the Funds'  purchases and sales of securities.  The Board  recognized  that the  aggregate  amount  of  commissions generated by Fund  transactions  was  unlikely to result in the Funds  receiving from full service broker dealers substantial  discounts on commission rates. The
Board received and reviewed  information  concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also  considered  that BBH receives  shareholder  servicing  fees from certain funds, and is the Funds' administrator, custodian and securities lending agent.  The Board  noted that BBH  retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board  recognized  that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial  assets  are  invested  in  the  Funds  as a  result  of an  overall investment  management  program  for the  shareholder.  The Board noted that the
Funds also derive  reputational  and other benefits from their  association with
BBH and their use of the BBH name,  which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues  associated  with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale
The Board  noted  that the Funds'  combined  fee  schedules,  other than the fee schedule for BBH Money Market Fund, do not contain breakpoints.  As a result, if assets  increase,  the fee rates  would not be  reduced  for these  Funds on the incremental  assets.  With respect to the BBH Money Market Fund,  the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into  account  the  effects of  inflation  or such other basis as may be appropriate,  subject to the approval of  shareholders to the extent required by the 1940 Act.

There may be other  economies of scale  because many  expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its  services in  recognition  of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these  services and total  expenses for each Fund were fair and reasonable.  In addition,  the Board noted that over the years BBH had supported
certain  Funds  through  fee  waivers  and  expense  reimbursements.   Based  on
information  they had been provided over many years,  the Board observed that in the mutual  fund  industry  as a whole,  as well as among  funds  similar to the
Funds,  there

FINANCIAL STATEMENT APRIL 30, 2008

                                                                              31

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2008 (unaudited)

appeared to be no  uniformity  or pattern in the fees and asset  levels at which breakpoints  (if any)  apply.  In light of the Funds'  current  size and expense structure,  the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Funds, other than for the BBH Money Market Fund.

Investment Results
The Board considered the investment  results of each of the Funds as compared to investment  companies  with its peers and with one or more  selected  securities indices.  In addition to the  information  received by the Board for the meeting held on October 2, 2006, the Board received detailed performance information for each Fund at each regular Board meeting  during the year. At the meeting held on
October 2, 2006, the Board reviewed information showing performance of each Fund compared to its peers over the prior 1-, 3-, and 5- year  periods  and  compared the performance  information to one or more  securities  indices over comparable periods.

Combined Fee Rate
The  Board  considered  the fee rate to be paid by each  Fund to BBH.  The Board recognized that it is difficult to make  comparisons of these fee rates, and the combined advisory and  administration  fees, because there are variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Combined
Agreement.  For example,  in addition to a continuous  investment  program,  BBH provides,  among other things,  officers  (including the Funds' Chief Compliance
Officer and  officers to provide  required  certifications)  and  administrative services,  such as  shareholder  communications,  and tax  compliance,  with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following  factors specific to the BBH Broad Market Fund also were noted and considered by the Board in deciding to approve the Combined Agreement:

The Board reviewed the information  showing  performance of the BBH Broad Market
Fund's Class N shares and Class I shares compared to the Lehman Aggregate Index.
Both classes of the BBH Broad Market Fund on a pre-fee  basis  outperformed  the benchmark over all relevant periods and on an after-fee basis performed  roughly in line with or modestly exceeded the benchmark over all relevant  periods.  The
Board viewed with favor this  performance  and noted the  benchmark has no fees.
The Board also noted the expense  ratio for both share classes were in line with or lower than many funds of similar  size and  investment  mandate.  Taking into account these comparisons and the other factors considered,  the Board concluded that the BBH Broad  Market  Fund's  investment  results  over time and its total expense ratio had been satisfactory.

32

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2008 (unaudited)

Conflicts of Interest
As a general matter,  certain conflicts of interest may arise in connection with a portfolio manager's  management of a fund's investments,  on the one hand, and
the   investments  of  other  accounts  for  which  the  portfolio   manager  is
responsible, on the other. For example, it is possible that the various accounts managed  could  have  different  investment  strategies  that,  at times,  might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account,  possible conflicts could arise in determining how to allocate them.  Other  potential  conflicts might include  conflicts  created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio  trades and/or  specific uses of commissions  from  Fund  portfolio  trades  (for  example,  research,  or  "soft dollars").

BBH has adopted and implemented policies and procedures, including brokerage and trade  allocation  policies  and  procedures,  which  it  believes  address  the conflicts  associated with managing multiple  accounts for multiple clients.  In addition,  BBH monitors a variety of areas,  including  compliance  with account investment guidelines, the inclusion only of securities approved for purchase by the BBH's Fixed Income Credit  Committee,  and compliance with the BBH's Code of
Ethics.  Finally,  BBH has structured the portfolio managers'  compensation in a manner, and the Funds have adopted policies and procedures,  reasonably designed to  safeguard  a Fund from  being  negatively  affected  as a result of any such potential conflicts.

FINANCIAL STATEMENT APRIL 30, 2008

                                                                              33

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general  information of shareholders and is not
authorized  for  distribution  to  prospective   investors  unless  preceded  or
accompanied  by an  effective  prospectus.  Nothing  herein  contained  is to be considered an offer of sale or a  solicitation  of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third  quarters  of its fiscal  year,  on "Form N-Q."
Information on Form N-Q is available  without charge and upon request by calling the Funds at the  toll-free  number  listed  above.  A text only  version can be viewed online or downloaded  from the SEC's website at  http://www.sec.gov;  and may be reviewed and copied at the SEC's Public Reference Room in Washington,  DC
(call  1-800-SEC-0330  for information on the operation of the Public  Reference
Room).  You may also access this  information from the BBH website at BBH.com by
clicking  on  "BBH  Mutual  Funds"  and  selecting  "Online   Documents/Holdings
Information."

A copy of the Fund's  Proxy Voting  Policy is available  upon request by calling the  toll-free  number listed  above.  A text-only  version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics
that applies to the Registrant's principal
executive officer, principal financial officer,
principal accounting officer or controller or
persons performing similar functions.
(b) No answer required.
(c) Not applicable.
(d) Not applicable.
(e) Not applicable.
(f)
(1) A copy of the code of ethics referenced
     in Item 2(a) of this Form N-CSR is available
     and can be mailed, free of charge, to
     anyone by calling (800) 575-1265.
(2) Not applicable.
(3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees
        has designated two members of the audit
        committee as financial experts.
(2) The following Trustees have been designated
 as audit committee financial experts by the
 Board of Trustees who are independent for purposes
   of this Item 3 of Form N-CSR: audit committee
         members Arthur D. Miltenberger and David P. Feldman
        are the designated audit committee financial
        experts.
(3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
     INFORMATION PROVIDED BY D&T

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)  Not applicable.

(b)  Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

        Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND
        PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
         INVESTMENT COMPANIES.

        Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
        MANAGEMENT INVESTMENT COMPANY AND AFFILIATED
        PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF
        SECURITY HOLDERS.

        Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the
     Registrant's disclosure controls and
     procedures as conducted within 90
     days of the filing date of this Form
     N-CSR, the Registrant's principal
     financial officer and principal executive
     officer have concluded that those
     disclosure controls and procedures
     provide reasonable assurance that
     the material information required to be
     disclosed by the Registrant on this
     report is recorded, processed,
     summarized and reported within the
     time periods specified in the Securities
     and Exchange Commission's rules and forms.

(b)  There were no significant changes in
     the Registrant's internal controls or
     in other factors that occurred during
     the second fiscal quarter of the period
     that has materially affected, or is
     reasonably likely to materially affect,
     the Registrants internal control over
     financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal
       executive officer and principal financial
       officer of the Registrant as required by
       Rule 30a-2(a) under the Act (17 CFR 270.30a-2)
       is filed as Exhibit 12(a) (2).

SIGNATURES

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the Registrant has duly caused this
report to be signed on its behalf by the undersigned,
thereunto duly authorized.

(Registrant)            BBH TRUST
             -------------------------------------

By (Signature and Title)*             /s/ John A. Gehret
                                 ------------------------------
                                   John A. Gehret, President
                                  (Principal Executive Officer)

Date:       07/03/08
       ------------------

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the
following persons on behalf of the Registrant and
in the capacities and on the
dates indicated.

By (Signature and Title)*           /s/ Charles H. Schreiber
                                 -----------------------------
                                Charles H. Schreiber, Treasurer
                                (Principal Financial Officer)

Date:     07/03/08
       ------------------

- Print name and title of each signing officer
 under his or her signature.

EXHIBIT 12(a) (1)

A copy of the code of ethics is available and can
be mailed, free of charge, to anyone by calling
(800) 575-1265.

EXHIBIT 12(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Gehret, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH
   Core Select, BBH International Equity Fund, BBH Real Return Fund, and BBH
   Broad Market Fund, ("Registrant");

2. Based on my knowledge, this report does not contain  any untrue statement of a material  fact or omit to  state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial  statements and  other financial information included in this report,  fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements  are required to include a statement of cash flows) of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and  maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940)  and internal control over financial reporting (as defined in Rule 30a-3(d)
   under the Investment Company Act of 1940) for the Registrant and have:

a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known  to us by others within those entities, particularly  during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted  accounting principles;

c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented  in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a  date within
    90 days prior to the filing date of this  report based on such evaluation; and

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report  that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the
   Registrant's auditors and the audit committee of the Registrant's board of trustees (or persons performing the equivalent  functions):

a.) all significant deficiencies and material weaknesses in the design or operation of internal control over  financial reporting which are reasonably likely to adversely affect the Registrant's ability to record,  process, summarize, and report financial information; and

b.) any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date: 07/03/08

           /s/ John A. Gehret
         =======================
             John A. Gehret
   President - Principal Executive Officer

EXHIBIT 12(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Charles H. Schreiber, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH
   Core Select, BBH International Equity Fund, BBH Real Return Fund, and BBH
   Broad Market Fund, ("Registrant");

2. Based on my knowledge, this report does not contain  any untrue statement of a material  fact or omit to  state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and  other financial information included in this report,  fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements  are required to include a statement of cash flows) of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940)  and internal control over financial reporting (as defined in Rule 30a-3(d)
   under the Investment Company Act of 1940) for the Registrant and have:

a.) designed such disclosure controls and procedures,  or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known  to us by others within those entities, particularly  during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented  in this report our conclusions about the effectiveness  of the disclosure controls and procedures, as of a  date within 90 days prior  to the filing date of this  report based on such evaluation; and

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report  that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the
   Registrant's auditors and the audit committee of the Registrant's board of trustees (or persons performing the equivalent  functions):

a.) all significant deficiencies and material weaknesses in the design or operation of internal control over  financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

b.) any fraud, whether or not material, that involves  management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date: 07/03/08

         /s/ Charles H. Schreiber
        ==========================
           Charles H. Schreiber
    Treasurer - Principal Financial Officer

SECTION 906 CERTIFICATIONS

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley
Act of 2002, 18 U.S.C. (section) 1350, and accompanies the report on Form N-CSR for the fiscal year ended October 31, 2007 of the BBH Trust (the Registrant).

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of the Registrant, hereby  certify, to the best of our knowledge, that the Registrant's Report on
Form N-CSR for the period ended October 31, 2007 (the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities
Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date:      07/03/08
        ------------------

            /s/ John A. Gehret
        =========================
            John A. Gehret
    President - Principal Executive Officer

Date:       07/03/08
        ------------------

         /s/ Charles H. Schreiber
        ==========================
          Charles H. Schreiber
   Treasurer - Principal Financial Officer

This certification is being furnished solely pursuant
to 18 U.S.C.ss. 1350 and is not being filed as part
of the Report or as a separate disclosure document.